Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	AbbVie Inc.
Entity Central Index Key	0001551152
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Condensed Consolidated Statements of Earnings
Net sales	$ 4,329		$ 4,173
Cost of products sold	1,153		1,156
Selling, general and administrative	1,237		1,247
Research and development	634		642
Acquired in-process research and development	0		150
Total operating costs and expenses	3,024		3,195
Operating earnings	1,305		978
Interest expense (income), net	66		(1)
Net foreign exchange loss	15		10
Other income, net	(15)		(37)
Earnings before income tax expense	1,239		1,006
Income tax expense	271		123
Net earnings	$ 968		$ 883
Per share data
Basic earnings per share (in dollars per share)	$ 0.61		$ 0.56
Diluted earnings per share (in dollars per share)	$ 0.6		$ 0.56
Cash dividends declared per common share (in dollars per share)	$ 0.8
Weighted-average basic shares outstanding (in shares)	1,588	[1]	1,577	[1]
Weighted-average diluted shares outstanding (in shares)	1,605	[1]	1,577	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 is calculated using the shares distributed on January 1, 2013. Refer to Note 3 for information regarding the calculation of basic and diluted earnings per share for the period ended March 31, 2013.

Condensed Consolidated Statements of Earnings (Parenthetical) (Abbott Laboratories, AbbVie common stock) In Millions, unless otherwise specified	0 Months Ended
Jan. 02, 2013
Abbott Laboratories | AbbVie common stock
Common stock, shares distributed	1,577

Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275	$ 3,433	$ 4,178
Foreign currency translation (loss) gain adjustments	(232)				220					173	(295)	(383)
Pension and post-employment benefits, net of taxes of $9 in 2013	19									(150)	(7)	(22)
Unrealized losses on marketable equity securities, net of tax benefit of $- in 2013 and $(2) in 2012	(1)				(3)					(25)	17	7
Hedging activities, net of tax expense of $2 in both 2013 and 2012	9				3					(27)	(28)	5
Other comprehensive (loss) income	(205)				220					(29)	(313)	(393)
Comprehensive income	$ 763				$ 1,103					$ 5,246	$ 3,120	$ 3,785

Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Pension and post-employee benefits, taxes	$ 9		$ (24)	$ (12)	$ (2)
Unrealized losses on marketable equity securities, tax benefit	0	(2)	(15)	10	4
Hedging activities, tax expense	$ 2	$ 2	$ (8)	$ (8)	$ 10

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net earnings	$ 968	$ 883
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	92	140
Amortization of intangible assets	135	179
Stock-based compensation	87	91
Acquired in-process research and development	0	150
Other	14	12
Changes in operating assets and liabilities, net of acquisitions:
Accounts and other receivables	57	221
Inventories	11	(7)
Prepaid expenses and other assets	29	(63)
Accounts payable and other liabilities	(206)	(12)
Cash flows from operating activities	1,187	1,594
Cash flows from investing activities
Acquisitions and investments, net of cash acquired	0	(671)
Acquisitions of property and equipment	(88)	(162)
Sales of investment securities	1,575	629
Cash flows from investing activities	1,487	(204)
Cash flows from financing activities
Net change in short-term borrowings	(601)
Dividends paid	(636)
Purchases of treasury stock	(97)
Proceeds from the exercise of stock options	91
Net transactions with Abbott Laboratories, excluding noncash items	(242)	(1,367)
Other, net	(97)	(9)
Cash flows from financing activities	(1,582)	(1,376)
Effect of exchange rate changes on cash and equivalents	(14)
Net increase in cash and equivalents	1,078	14
Cash and equivalents, beginning of period	5,901	27
Cash and equivalents, end of period	$ 6,979	$ 41

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and equivalents	$ 6,979	$ 5,901
Short-term investments	500	2,075
Accounts and other receivables, net	4,299	4,298
Inventories, net	1,037	1,091
Deferred income taxes	1,397	1,446
Prepaid expenses and other	711	543
Total current assets	14,923	15,354
Investments	118	119
Property and equipment, net	2,200	2,247
Intangible assets, net of amortization	2,153	2,323
Goodwill	6,060	6,130
Other assets	1,715	835
Total assets	27,169	27,008
Current liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22
Accounts payable and accrued liabilities	6,330	5,734
Total current liabilities	6,766	6,776
Long-term liabilities	2,845	2,239
Long-term debt and lease obligations	14,601	14,630
Commitments and contingencies
Equity
Net parent company investment in AbbVie Inc., prior to separation		3,713
Stockholders' equity
Common stock, issued 1,586,295,590 shares in 2013	16
Common stock held in treasury, 2,566,476 shares in 2013	(97)
Additional paid-in-capital	3,945
Retained earnings	330
Accumulated other comprehensive loss	(1,237)	(350)
Total stockholders' equity	2,957	(350)
Total equity	2,957	3,363
Total liabilities and equity	$ 27,169	$ 27,008

Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013
Condensed Consolidated Balance Sheets
Common stock, issued (in shares)	1,586,295,590
Common stock held in treasury (in shares)	2,566,476

Condensed Consolidated Statement of Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Net parent company investment
Balance at Dec. 31, 2009	$ 11,654				$ 681		$ 10,973
Increase (Decrease) in Stockholders' Equity
Net earnings	4,178						4,178
Other comprehensive loss, net of tax	(393)				(393)
Balance at Dec. 31, 2010	15,703				288		15,415
Increase (Decrease) in Stockholders' Equity
Net earnings	3,433						3,433
Other comprehensive loss, net of tax	(313)				(313)
Balance at Dec. 31, 2011	11,932				(25)		11,957
Increase (Decrease) in Stockholders' Equity
Net earnings	883
Other comprehensive loss, net of tax	220				220
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	11,932				(25)		11,957
Increase (Decrease) in Stockholders' Equity
Net earnings	5,275						5,275
Other comprehensive loss, net of tax	(29)				(29)
Balance at Dec. 31, 2012	3,363				(350)		3,713
Increase (Decrease) in Stockholders' Equity
Separation-related adjustments	(611)			(636)	(682)		707
Reclassification of parent company net investment in connection with separation				4,420			(4,420)
Issuance of common stock at separation		16		(16)
Issuance of common stock at separation (in shares)		1,577
Net earnings	968					968
Other comprehensive loss, net of tax	(205)				(205)
Dividends payable	(638)					(638)
Stock issued (purchased) under incentive stock programs	(7)		(97)	90
Stock issued (purchased) under incentive stock programs (in shares)		6
Stock-based compensation expense	87			87
Balance (in shares) at Mar. 31, 2013		1,583
Balance at Mar. 31, 2013	$ 2,957	$ 16	$ (97)	$ 3,945	$ (1,237)	$ 330

Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Background and Basis of Presentation
Background and Basis of Presentation

Note 1

Background and Basis of Presentation

Background

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products.  Substantially all of AbbVie’s U.S. sales are to three wholesalers.  Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent publicly-traded company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott’s shareholders (the separation).  AbbVie was incorporated in Delaware on April 10, 2012.  Abbott’s Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012.  AbbVie’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (SEC) on December 7, 2012.  On January 1, 2013, Abbott’s shareholders of record as of the close of business on December 12, 2012 received one share of AbbVie common stock for every one share of Abbott common stock held as of the record date.  AbbVie’s common stock began trading “regular-way” under the ticker symbol “ABBV” on the New York Stock Exchange on January 2, 2013.

During the first quarter of 2013, certain separation-related adjustments were recorded in stockholders’ equity, principally due to the transfer of certain pension plan liabilities and assets from Abbott to AbbVie upon the legal split of those plans.  Refer to Note 10 for further information.  In addition, separation-related adjustments to additional paid-in capital reflected dividends to AbbVie shareholders that were declared from pre-separation earnings.  In addition, because the historical financial statements were derived from Abbott’s records, included in the separation-related adjustments were adjustments to foreign currency translation adjustments to reflect the appropriate opening balances related to AbbVie’s legal entities at the separation date.  Additional separation-related adjustments to stockholders’ equity could be recorded in the future as the split of the pension plans and the separation are finalized.

In connection with the separation, AbbVie and Abbott entered into transition services agreements covering certain corporate support and back office services that AbbVie has historically received from Abbott.  Such services include information technology, accounts payable, payroll, receivables collection, treasury and other financial functions, as well as order entry, warehousing, engineering support, quality assurance support and other administrative services.  These agreements facilitate the separation by allowing AbbVie to operate independently prior to establishing stand-alone back office systems across its organization.  Transition services may be provided for up to 24 months, with an option for a one-year extension.

During the first quarter of 2013, AbbVie incurred $34 million of separation-related expenses, including legal, information technology and regulatory fees, which were principally classified in selling, general and administrative expenses (SG&A).

Basis of Presentation

The unaudited interim condensed consolidated financial statements of AbbVie have been prepared pursuant to the rules and regulations of the SEC.  Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles (GAAP) in the United States have been omitted.  These unaudited interim consolidated financial statements should be read in conjunction with the company’s audited combined financial statements and notes included in the company’s Annual Report on Form 10-K for the year ended December 31, 2012.

It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair presentation of the company’s financial position and operating results.  Net sales and net earnings for any interim period are not necessarily indicative of future or annual results.

For a certain portion of AbbVie’s operations, the legal transfer of AbbVie’s assets (net of liabilities) did not occur with the separation of AbbVie on January 1, 2013 due to the time required to transfer marketing authorizations and other regulatory requirements in each of these countries.  Under the terms of the separation agreement with Abbott, AbbVie is responsible for the business activities conducted by Abbott on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets.  As a result, the related assets and liabilities and results of operations have been reported in AbbVie’s condensed consolidated financial statements as of and for the quarter ended March 31, 2013.  Net sales related to these operations totaled approximately $200 million in the first quarter of 2013.  At March 31, 2013, the assets and liabilities consisted primarily of inventories of $108 million, trade accounts receivable of $165 million, other assets of $110 million, and accounts payable and other accrued liabilities of $198 million.  The majority of these operations are expected to be transferred to AbbVie by the end of 2014.

Prior to the separation on January 1, 2013, the historical financial statements of AbbVie were prepared on a stand-alone basis and were derived from Abbott’s consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented.  The combined financial statements reflected AbbVie’s financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. GAAP.  The historical financial statements also included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance.  These expenses were allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures.  AbbVie considers the expense allocation methodology and results to be reasonable.  However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.  These allocations totaled $197 million in the first quarter of 2012.

Note 1  Basis of Presentation

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott's shareholders. AbbVie was incorporated in Delaware on April 10, 2012. Abbott's Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012. AbbVie's Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission on December 7, 2012. On January 1, 2013, Abbott's shareholders of record as of the close of business on December 12, 2012, received one share of AbbVie common stock for every one share of Abbott's common stock held as of the record date. AbbVie's common stock began trading "regular-way" under the ticker symbol "ABBV" on the New York Stock Exchange on January 2, 2013.

The accompanying combined financial statements have been prepared on a stand-alone basis and are derived from Abbott's consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented. The combined financial statements reflected AbbVie's financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. generally accepted accounting principles.

The combined financial statements included the allocation of certain assets and liabilities that have historically been held at the Abbott corporate level but which are specifically identifiable or allocable to AbbVie. Prior to 2012, cash and equivalents, short-term investments and restricted funds held by Abbott were not allocated to AbbVie unless those assets were held by an entity that was transferred to AbbVie. As of December 31, 2012, AbbVie's combined balance sheet reflected the direct holdings for AbbVie legal entities. All intracompany transactions and accounts have been eliminated. Prior to 2012, all intercompany transactions between AbbVie and Abbott were considered to be effectively settled in the combined financial statements at the time the transaction was recorded. As a result, the total net effect of settlement of these intercompany transactions was reflected in the combined statements of cash flows as a financing activity and in the combined balance sheet as net parent company investment in AbbVie. As of December 31, 2012, outstanding intercompany transactions between AbbVie and Abbott are reflected as Due from Abbott Laboratories and Due to Abbott Laboratories in the combined balance sheet.

AbbVie's combined financial statements included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance. These expenses have been allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures. AbbVie considers the expense allocation methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.

AbbVie employees participated in various benefit and stock-based compensation programs maintained by Abbott. A portion of the cost of those programs was included in AbbVie's financial statements. However, AbbVie's combined balance sheet does not include any equity related to stock-based compensation plans. See Note 9 and Note 10 for a further description of the accounting for post-employment benefits and stock-based compensation, respectively.

Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Supplemental Financial Information

Note 2

Supplemental Financial Information

Inventories

(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

Property and Equipment, Net

(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

Depreciation expense for the three months ended March 31, 2013 and 2012 was $92 million and $140 million, respectively.

Interest Expense (Income), Net

	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

Note 3  Supplemental Financial Information

Interest Expense, net

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Other (Income) Expense

Other (income) expense, net, for 2012 included income of $21 million from the resolution of a contractual agreement and a loss of $52 million for the impairment of an equity security. Other (income) expense, net, included losses of $29 million in 2012 and $56 million in 2011 of fair value adjustments and accretion in the contingent consideration related to the acquisition of Solvay SA's U.S. pharmaceuticals business (Solvay). Other (income) expense, net, for 2012, 2011 and 2010 also included ongoing contractual payments from Takeda associated with the conclusion of the TAP Pharmaceutical Products Inc. joint venture in 2008.

Accounts Payable and Accrued Liabilities

as of December 31 (in millions)	2012	2011

Sales rebates	$1,616	$1,537
Accounts payable	556	417
Salaries, wages and commissions	523	435
Royalty license arrangements	398	417
Government investigation	—	1,509
Acquired IPR&D	—	400
Other	1,718	1,166

Accounts payable and accrued liabilities	$4,811	$5,881

Long-Term Liabilities

as of December 31 (in millions)	2012	2011

Deferred income taxes	$360	$646
Pension and other post-employment benefits	979	397
Other	900	617

Long-term liabilities	$2,239	$1,660

Accumulated Other Comprehensive Income (Loss)

The net-of-tax components of AOCI, a component of parent company equity, were as follows.

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share
Earnings Per Share

Note 3

Earnings Per Share

AbbVie calculates basic earnings per share (EPS) pursuant to the two-class method.  The two-class method is an earnings allocation formula that determines earnings per share for common stock and participating securities according to dividends declared and participation rights in undistributed earnings.  Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends.  AbbVie’s restricted stock units (RSUs) and restricted stock awards (RSAs) participate in dividends on the same basis as common shares and such dividends are nonforfeitable to the holder.  As a result, these RSUs and RSAs meet the definition of a participating security.

The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock or the two-class method.  For the three months ended March 31, 2013, AbbVie has determined the treasury stock method to be more dilutive.  As such, the dilutive effect of outstanding stock options, RSUs and RSAs was reflected in the denominator for the calculation of diluted EPS.

Acquisitions, Collaborations and Other Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions, Collaborations and Other Arrangements
Acquisitions, Collaborations and Other Arrangements

Note 4

Acquisitions, Collaborations and Other Arrangements

In the first quarter of 2012, cash outflows related to acquisitions, collaborations and other arrangements totaled $671 million, and the company recorded acquired in-process research and development (IPR&D) charges of $150 million.  There were no cash outflows related to acquisitions, collaborations and other arrangements or IPR&D charges recorded in the first quarter of 2013.

Reata Pharmaceuticals, Inc.

In the fourth quarter of 2011, AbbVie entered into a collaboration with Reata for the joint development and commercialization of second-generation oral antioxidant inflammation modulators resulting in a charge to IPR&D of $400 million, which was paid in the first quarter of 2012.

Galapagos NV

In February 2012, AbbVie recorded a charge to IPR&D of $150 million as a result of entering into a global collaboration with Galapagos NV to develop and commercialize a next-generation, oral Janus Kinase 1 (JAK1) inhibitor in Phase II development with the potential to treat multiple autoimmune diseases.  Additional payments of approximately $1.2 billion could be required for the achievement of certain development, regulatory and commercial milestones under this agreement.

Note 4  Acquisitions, Collaborations and Other Arrangements

In 2012, 2011 and 2010, cash outflows related to acquisitions, collaborations and other arrangements totaled $688 million, $273 million and $2.6 billion, respectively. AbbVie recorded IPR&D charges of $288 million, $673 million and $313 million in 2012, 2011 and 2010, respectively. The following are the more significant acquisitions and investments, including licensing and collaboration agreements, some of which require contingent milestone payments.

Acquisitions

Solvay SA Pharmaceuticals

In February 2010, AbbVie acquired Solvay and certain other product rights for approximately $1.9 billion, in cash, plus contingent payments of up to EUR 100 million per year if certain sales milestones are met in 2011, 2012 and 2013. The total consideration was valued at $2.2 billion, which includes the $1.9 billion cash payment plus the estimated fair value of the milestone-based contingent payments of approximately $290 million. The estimated fair value of the contingent consideration was based on the estimated probability of achieving the specified sales milestones discounted based on the expected timing of payment. Subsequent changes to the fair value of contingent payments are recognized in earnings.

This transaction provides AbbVie with a complementary pharmaceutical product portfolio including the U.S. rights to AndroGel and Creon, worldwide rights to Duodopa, and various research and development projects. AbbVie acquired control of this business on February 15, 2010, and the financial results of the acquired operations are included in these financial statements beginning on that date. Net sales of the acquired operations were approximately $1.1 billion in 2010. Had the Solvay acquisition taken place on January 1, 2010, combined net sales and net earnings would not have been significantly different from reported amounts. The acquisition was funded with cash and short-term investments.

The allocation of the fair value of the arrangement as of the acquisition date is shown in the table below.

(in billions)

Acquired intangible assets, non-deductible	$1.8
IPR&D, non-deductible	0.5
Goodwill, non-deductible	0.4
Deferred income taxes	(0.5)

Total consideration	$2.2

The excess of the purchase price over the fair value of the assets acquired and liabilities assumed of approximately $400 million was recorded as goodwill. Goodwill is attributable to expected synergies and other benefits AbbVie believed would result from the acquisition. Acquired intangible assets consist primarily of product rights for currently marketed products and are amortized over 2 to 13 years (average of 8 years). Acquired IPR&D projects are accounted for as indefinite-lived intangible assets until regulatory approval or discontinuation.

Facet Biotech Corporation

In April 2010, AbbVie acquired the outstanding shares of Facet Biotech Corporation (Facet) for approximately $430 million, in cash, net of cash held by Facet. The acquisition enhances AbbVie's early-and mid-stage pharmaceutical pipeline, including daclizumab, a biologic for multiple sclerosis, and an oncology compound. A substantial portion of the fair value of the acquisition, including $381 million for daclizumab, has been allocated to acquired IPR&D projects that are accounted for as indefinite-lived intangible assets until regulatory approval or discontinuation. Had the Facet acquisition taken place on January 1, 2010, combined net sales and net earnings would not have been significantly different from reported amounts.

Collaborations and Other Arrangements

The company enters into collaborative agreements with third parties to develop and commercialize drug candidates. Collaborative activities may include joint research and development and commercialization of new products. AbbVie generally receives certain licensing rights under these arrangements. These collaborations often require upfront payments and may include additional milestone, research and development cost sharing, royalty or profit share payments, contingent upon the occurrence of certain future events linked to the success of the asset in development and commercialization. Upfront payments associated with collaborative arrangements during the development stage are expensed to IPR&D. Subsequent payments made to the partner for the achievement of milestones during the development stage are expensed to R&D when the milestone is achieved. Milestone payments made to the partner subsequent to regulatory approval are capitalized as intangible assets and amortized to cost of products sold over the estimated useful life of the related asset. Royalty and sales-based milestones are expensed as cost of products sold when incurred.

Reata Pharmaceuticals, Inc.

During 2010 and 2011, AbbVie entered into a series of transactions with Reata Pharmaceuticals, Inc. (Reata). AbbVie acquired equity interests in Reata of $62 million each in 2011 and 2010. In 2010, AbbVie entered into an agreement to acquire licensing rights outside the United States, excluding certain Asian markets, to bardoxolone methyl, a product in development for the treatment of chronic kidney disease, resulting in a charge to IPR&D of $238 million. The achievement of certain development milestones under the license agreement resulted in charges of $50 million in 2012 to R&D and $188 million in 2011 to IPR&D. Additional payments of up to $150 million could be required for the achievement of certain development and regulatory milestones associated with the chronic kidney disease compound in development.

In the fourth quarter of 2011, AbbVie entered into a collaboration with Reata for the joint development and commercialization of second-generation oral antioxidant inflammation modulators resulting in a charge to IPR&D of $400 million, which was paid in the first quarter of 2012.

On October 17, 2012, Reata informed AbbVie that it is discontinuing the Phase III clinical study for bardoxolone methyl for chronic kidney disease. Reata and AbbVie will closely examine the data from this study to determine whether there is an appropriate path forward for the development of bardoxolone methyl in chronic kidney disease or other indications. In the fourth quarter of 2012, AbbVie recorded a charge of $52 million in other (income) expense, net for the impairment of the equity investment in Reata.

Seattle Genetics, Inc.

In October 2012, AbbVie recorded a charge to IPR&D of $28 million as a result of entering into a two-year collaboration agreement with Seattle Genetics, Inc. to research, develop and commercialize up to three compounds with Antibody-Drug Conjugate approaches. Additional payments of up to $220 million for each licensed compound may be required based on the achievement of specified development, regulatory and commercial milestones under this agreement.

Action Pharma A/S

In May 2012, AbbVie recorded a charge to IPR&D of $110 million as a result of the acquisition of ABT-719 (previously referred to as AP214), a drug under development for the prevention of acute kidney injury associated with major cardiac surgery in patients at increased risk.

Galapagos NV

In February 2012, AbbVie recorded a charge to IPR&D of $150 million as a result of entering into a global collaboration with Galapagos NV to develop and commercialize a next-generation, oral Janus Kinase 1 (JAK1) inhibitor in Phase II development with the potential to treat multiple autoimmune diseases. Additional payments of approximately $1.2 billion could be required for the achievement of certain development, regulatory and commercial milestones under this agreement.

Biotest AG

In June 2011, AbbVie entered into a global agreement with Biotest AG to develop and commercialize an anit-CD4, a treatment for rheumatoid arthritis and psoriasis, resulting in an $85 million charge to IPR&D. AbbVie could, in the future, be required to make additional payments totaling up to $395 million based on the achievement of certain development, regulatory and commercial milestones under this agreement.

Neurocrine Biosciences, Inc.

In June 2010, AbbVie entered into an exclusive worldwide agreement with Neurocrine Biosciences, Inc. to develop and commercialize a product for the treatment of endometriosis, resulting in a $75 million charge to IPR&D. AbbVie could, in the future, be required to make additional payments of up to $500 million based on the achievement of certain development, regulatory and commercial milestones under this agreement.

Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 5

Goodwill and Intangible Assets

The latest impairment assessment of goodwill and intangible assets not subject to amortization was completed in the third quarter of 2012.  Future impairment tests for goodwill and indefinite-lived intangible assets will be performed annually in the third quarter, or earlier if indicators of impairment exist.  Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

Goodwill

The carrying amount of goodwill at March 31, 2013 and December 31, 2012 was $6,060 million and $6,130 million, respectively.  Changes in the goodwill balance were due to foreign currency translation.  As of March 31, 2013, there were no accumulated goodwill impairment losses.

Other Intangible Assets, Net

The following table summarizes AbbVie’s intangible assets.

	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination.  Amortization expense for the three months ended March 31, 2013 and 2012 was $135 million and $179 million, respectively.  There were no impairment charges recorded in the three months ended March 31, 2013 and 2012.

Note 5  Goodwill and Intangible Assets

The carrying amount of goodwill at December 31, 2012 and 2011 was $6,130 million and $6,100 million, respectively. Changes in the goodwill balance were due to foreign currency translation. As of December 31, 2012, there were no accumulated goodwill impairment losses.

The following table summarizes AbbVie's intangible assets.

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination. Amortization expense for 2012, 2011 and 2010 was $625 million, $764 million and $708 million, respectively. In 2012 and 2011, AbbVie recorded impairment charges of $13 million and $46 million, respectively, for certain projects under development. These charges are included in R&D expenses. At December 31, 2012, the anticipated annual amortization expense for intangible assets recorded as of December 31, 2012 was $511 million in 2013, $348 million in 2014, $267 million in 2015, $140 million in 2016 and $116 million in 2017. Intangible asset amortization is included in cost of products sold in the combined statements of earnings. Amortizable intangible assets are amortized over 2 to 16 years with an average of 11 years for both developed product rights and license agreements.

Restructuring Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Plans
Restructuring Plans

Note 6

Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs.  In the first quarter of 2013, AbbVie recorded a charge of approximately $9 million for employee severance and contractual obligations, with $7 million classified in cost of products sold and $2 million as SG&A expenses.  In the first three months of 2012, AbbVie incurred restructuring charges of $17 million.  The following summarizes the activity for the restructuring accrual for the first three months of 2013.

(in millions)
Accrued balance at December 31, 2012	$193
2013 restructuring charges	9
Payments and other adjustments	(24)
Accrued balance at March 31, 2013	$178

Included in payments and other adjustments for the period ended March 31, 2013 was a $23 million reversal of a previously recorded restructuring reserve due to the company’s re-evaluation of a prior year decision to exit a manufacturing facility.

Note 6  Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs. In 2012, AbbVie recorded a charge of approximately $177 million for employee severance and contractual obligations, primarily related to the exit from an R&D facility with $169 million classified in R&D and $8 million as SG&A expenses. In 2011, AbbVie recorded a charge of $160 million reflecting employee severance and other related charges, with $42 million classified as cost of products sold, $69 million as R&D and $49 million as SG&A expenses. The following summarizes the activity for these restructurings.

(in millions)

Accrued balance at December 31, 2009	$54
Payments and other adjustments	(54)

Accrued balance at December 31, 2010	—
2011 restructuring charges	160
Payments and other adjustments	(70)

Accrued balance at December 31, 2011	90
2012 restructuring charges	177
Payments and other adjustments	(74)

Accrued balance at December 31, 2012	$193

An additional $69 million, $26 million and $7 million were subsequently recorded in 2012, 2011 and 2010, respectively, relating to these restructurings, primarily for accelerated depreciation.

Solvay Plans

In 2010, AbbVie management approved restructuring plans primarily related to the acquisition of Solvay. This plan streamlined operations, improved efficiencies and reduced costs in certain Solvay sites and functions as well as in certain AbbVie and Solvay commercial organizations in various countries. In 2010, AbbVie recorded a charge of $147 million, with $6 million classified in cost of products sold, $126 million classified in R&D and $15 million classified in SG&A expenses. The following summarizes the employee severance activity for this restructuring.

(in millions)

2010 employee severance charge	$147
Payments and other adjustments	(35)

Accrued balance at December 31, 2010	112
Payments and other adjustments	(92)

Accrued balance at December 31, 2011	20
Payments and other adjustments	(20)

Accrued balance at December 31, 2012	$—

An additional $27 million and $17 million were recorded in 2011 and 2010, respectively, relating to this restructuring, primarily for accelerated depreciation and asset impairments.

Debt	3 Months Ended
Mar. 31, 2013
Debt
Debt

Note 7

Debt

Long-Term Debt

The company had long-term debt and lease obligations of $14,623 million outstanding as of March 31, 2013, including $22 million of current maturities.  The weighted-average effective interest rate, excluding the effect of any related interest rate swaps, was 2.37%.

Short-Term Borrowings

During the first quarter of 2013, the company issued and redeemed commercial paper, of which $400 million was outstanding as of March 31, 2013, with a weighted-average interest rate of 0.3% for the three months ended March 31, 2013.  There were no borrowings outstanding under the company’s credit facility as of March 31, 2013.

Financial Instruments and Fair Value Measures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Financial Instruments and Fair Value Measures

Note 8

Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations.  The company’s hedging policy attempts to manage these risks to an acceptable level based on the company’s judgment of the appropriate trade-off between risk, opportunity and costs.  The company uses derivative instruments to reduce its exposure to foreign currency exchange rates.  The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates.  The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount.  Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company’s outstanding derivative instruments contain credit risk related contingent features; collateral is generally not required.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity.  These contracts, with notional amounts totaling $529 million and $1.0 billion at March 31, 2013 and December 31, 2012, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of March 31, 2013 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans.  The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed.  At March 31, 2013 and December 31, 2012, AbbVie held notional amounts of $3.8 billion and $4.3 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at March 31, 2013 and December 31, 2012.  The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt.  AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

While certain derivatives are subject to netting arrangements with the company’s counterparties, the company does not offset derivative assets and liabilities within the condensed consolidated balance sheets.

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the three months ended March 31, 2013 and 2012, respectively.  The amount of hedge ineffectiveness was not significant for the three months ended March 31, 2013 or 2012.

	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

The loss of $40 million related to fair value hedges recognized in net interest expense for the first three months of 2013 was offset by $40 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

·                  Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

·                  Level 2 – Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

·                  Level 3 – Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the condensed consolidated balance sheets as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheet as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs.  The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges.

The contingent payments are valued using a discounted cash flow technique that reflects management’s expectations about probability and timing of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $0.3 million and $1 million at March 31, 2013 and December 31, 2012, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels.  The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and investments.

(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

In connection with the acquisition of Solvay’s U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $131 million in the first quarter of 2013 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the condensed consolidated balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of March 31, 2013 and December 31, 2012 are shown in the table below.

	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities.  In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement.  The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments.  The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments.  There were no material adjustments to fair value during the three months ended March 31, 2013 or 2012.  The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions.  The company monitors concentrations of credit risk associated with deposits with financial institutions.  Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 41 percent and 48 percent of total net accounts receivables as of March 31, 2013 and December 31, 2012, respectively, and substantially all of AbbVie’s U.S. sales are to these three wholesalers.  In addition, net governmental receivables outstanding in Greece, Portugal, Italy and Spain totaled $781 million at March 31, 2013 and $725 million at December 31, 2012.

Note 8  Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations. The company's hedging policy attempts to manage these risks to an acceptable level based on the company's judgment of the appropriate trade-off between risk, opportunity and costs. The company uses derivative instruments to reduce its exposure to foreign currency exchange rates. The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates. The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount. Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company's outstanding derivative instruments contain credit risk related contingent features.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity. These contracts, totaling $1.0 billion and $249 million at December 31, 2012 and 2011, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of December 31, 2012 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans. The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed. At December 31, 2012 and 2011, AbbVie held $4.3 billion and $3.0 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at December 31, 2012. The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt. AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie's derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the years ended December 31. The amount of hedge ineffectiveness was not significant in 2012, 2011 and 2010.

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

The loss of $81 million related to fair value hedges recognized in net interest expense in 2012 was offset equally by $81 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

  •
  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

  •
  Level 2—Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

  •
  Level 3—Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company's management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheets as of December 31.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges. The contingent payments are valued using a discounted cash flow technique that reflects management's expectations about probability of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $1 million and $44 million at December 31, 2012 and 2011, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels. The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

In connection with the acquisition of Solvay's U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $134 million in 2012 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the combined balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of December 31 are shown in the table below.

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities. In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement. The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments. The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments. There were no material adjustments to fair value during the years ended December 31, 2012 and 2011, of assets and liabilities that are not measured at fair value on a recurring basis, except as discussed in Note 4 regarding the impairment of the company's investment in Reata. The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions. The company monitors concentrations of credit risk associated with deposits with financial institutions. Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 48 percent and 43 percent of total net accounts receivables as of December 31, 2012 and 2011, respectively, and substantially all of AbbVie's U.S. sales are to these three wholesalers. In addition, governmental accounts in Greece, Portugal, Italy and Spain accounted for 20 percent and 30 percent of total net accounts receivable as of December 31, 2012 and 2011, respectively.

Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note 9

Accumulated Other Comprehensive Loss

The following table summarizes the changes in balances of each component of accumulated other comprehensive loss, net of tax as of March 31, 2013.

(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

The table below presents the significant amounts reclassified out of each component of accumulated other comprehensive loss for the period ended March 31, 2013.

Type of reclassification (brackets denote loss)	Amount reclassified from accumulated other comprehensive loss (in millions)	Affected line item in the condensed consolidated statement of earnings
Pension and post-employee benefits
Prior service costs	$1	(a)
Transition obligation	—	(a)
Actuarial losses	27	(a)
Total before tax	$28
Tax expense	(9)
Total reclassification for the three months ended March 31, 2013, net of tax	$19

(a) Components are included in computation of net periodic pension cost (see Note 10 for details)

Post-Employment Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Post-Employment Benefits
Post-Employment Benefits

Note 10

Post-Employment Benefits

Prior to separation, AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott.  These plans included participants of Abbott’s other businesses and were accounted for as multi-employer plans in AbbVie’s combined financial statements.  As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans.  In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans were separated and AbbVie assumed obligations previously provided by Abbott and a portion of certain plans owned by AbbVie at December 31, 2012 were transferred to Abbott.

The amounts shown in the table below reflect the amount of AbbVie’s assumption of the net obligations for pension and other post-employment benefits.

(in millions)	Defined benefit plans	Other post-employment plans
Accumulated benefit obligation	$2,407	$270
Deferred losses	(1,392)	(46)

Projected benefit obligations	2,873	270
Fair value of assets	2,252	—
Net liability	$621	$270

Net Periodic Benefit Cost

	Defined benefit plans		Other post- employment plans
for the three months ended March 31 (in millions)	2013	2012	2013	2012
Service cost	$47	$4	$6	$—
Interest cost	48	8	6	—
Expected return on plan assets	(66)	(5)	—	—
Amortization of actuarial losses and prior service costs	28	—	—	—
Net periodic pension benefit cost	$57	$7	$12	$—

In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan.

Note 9  Post-Employment Benefits

Abbott Sponsored Plans

AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott. These plans included participants of Abbott's other businesses and were accounted for as multiemployer plans in AbbVie's combined financial statements. As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans. Abbott made voluntary contributions to its defined benefit pension funds that AbbVie accounts for as multiemployer plans totaling $310 million, $289 million and $439 million in 2012, 2011 and 2010, respectively. The multiemployer pension plans were approximately 94 percent and 99 percent funded as of December 31, 2012 and 2011, respectively. In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans will be separated and Abbott will transfer certain liabilities and assets of these plans to AbbVie. The estimated amounts that will be assumed by AbbVie in 2013 are shown in the table below.

(in millions)	Defined benefit plans	Other post-employment plans

Accumulated benefit obligations	$2,456	$318
Deferred losses	(1,422)	(59)
Projected benefit obligations	2,929	318
Fair value of assets	2,295	—

Net liability	$634	$318

For Abbott sponsored defined benefit and post-employment benefit plans, AbbVie recorded expenses of $200 million in 2012 and $150 million in both 2011 and 2010.

AbbVie Sponsored Plans

AbbVie is the sole sponsor for certain other defined benefit pension and other post-employment plans, which have been reflected in the combined balance sheets as of December 31, 2012 and 2011. During 2012, in preparation for the separation from Abbott, certain pension and other post-employment benefit plans were assumed by AbbVie and have been reflected in the December 31, 2012 combined balance sheet. AbbVie made voluntary contributions to the AbbVie sponsored pension plans of $46 million, $64 million and $50 million in 2012, 2011 and 2010, respectively. In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan, which was assumed in 2013.

The benefit plan information in the table below pertains to the AbbVie sponsored pension and other post-employment plans.

	Defined benefit plans		Other post-employment plans
as of and for the years ended December 31 (in millions)	2012	2011	2012

Projected benefit obligations
Beginning of period	$649	$636	$—
Service cost	21	18	—
Interest cost	38	32	—
Assumption of plan liabilities	797	—	231
Actuarial loss (gain)	182	(1)	—
Benefits paid	(40)	(35)	—
Other, primarily foreign currency translation loss (gain)	22	(1)	—

End of period	$1,669	$649	$231

Fair value of plan assets
Beginning of period	$230	$201	$—
Actual return on plans assets	42	—	—
Company contributions	46	64	—
Assumption of plan assets	620	—	—
Benefits paid	(40)	(35)	—

End of period	898	230	—

Funded status at December 31	$(771)	$(419)	$(231)

Amounts recognized in combined balance sheets
Other assets	$11	$—	$—
Current liabilities	(27)	(22)	(7)
Long-term liabilities	(755)	(397)	(224)

Net liability at December 31	$(771)	$(419)	$(231)

Actuarial losses, net	$526	$97	$69
Prior service cost	10	1	(1)

AOCI at December 31	$536	$98	$68

The projected benefit obligations (PBO) in the table above included $1.1 billion and $405 million at December 31, 2012 and 2011, respectively, related to international defined benefit pension plans which are generally not funded, in accordance with local regulations. Benefit payments for those plans are funded from company assets.

For plans reflected in the table above, the accumulated benefit obligations (ABO) were $1.5 billion and $620 million at December 31, 2012 and 2011, respectively. For those plans reflected in the table above in which the ABO exceeded plan assets at December 31, 2012, the ABO, PBO and aggregate plan assets were $951 million, $1.0 billion and $278 million, respectively.

Amounts Recognized in AOCI and OCI

The pension and other post-employment plans' gains or losses and prior service costs or credits not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized to net periodic benefit cost in the future. The following is a summary of the pretax losses included in OCI for 2012 and 2011.

(in millions)

Actuarial loss	$167
Prior service cost	9
Amortization of prior service cost and actuarial losses	(7)
Foreign exchange loss	5

Total pretax loss recognized in OCI at December 31, 2012	$174

Actuarial loss	$19
Amortization of prior service cost and actuarial losses	(2)
Foreign exchange loss	2

Total pretax loss recognized in OCI at December 31, 2011	$19

The pretax amount of actuarial losses and prior service cost included in AOCI at December 31, 2012 that is expected to be recognized in the net periodic benefit cost in 2013 is $32 million for defined benefit plans and $3 million for other post-employment plans.

Net Periodic Benefit Cost

years ended December 31 (in millions)	2012	2011	2010

Service cost	$21	$18	$15
Interest cost	38	32	32
Expected return on plans assets	(29)	(21)	(16)
Amortization of actuarial losses and prior service costs	7	2	1

Net periodic pension benefit cost	$37	$31	$32

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	2012	2011

Discount rate	4.0%	5.1%
Rate of compensation increases	3.9%	4.2%

The assumptions above, which were used in calculating the December 31, 2012 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2013.

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	2012	2011	2010

Discount rate	5.1%	5.0%	5.4%
Expected long-term rate of return on plan assets	8.5%	8.5%	8.5%
Expected rate of change in compensation	4.2%	4.1%	3.7%

Pension Plan Assets

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$232	$232	$—	$—
U.S. mid cap(b)	45	31	14	—
International(c)	276	234	42	—
Fixed income securities
U.S. government securities(d)	73	24	49	—
Corporate debt instruments(e)	109	93	16	—
Government Securities International	26	26	—	—
Other	2	1	1	—
Absolute return funds(f)	90	22	37	31
Real assets	18	9	7	2
Other(g)	27	27	—	—

Fair value of plan assets	$898	$699	$166	$33

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$54	$53	$1	$—
U.S. mid cap(b)	17	5	12	—
International(c)	27	2	25	—
Fixed income securities
U.S. government securities(d)	35	16	19	—
Corporate debt instruments(e)	14	3	11	—
Other	2	2	—	—
Absolute return funds(f)	71	12	32	27
Other(g)	10	2	8	—

Fair value of plan assets	$230	$95	$108	$27

(a)
A mix of index funds that track the S&P 500 (50 percent in 2012 and 45 percent in 2011) and separate actively managed equity accounts that are benchmarked to the Russell 1000 (50 percent in 2012 and 55 percent in 2011).

(b)
A mix of index funds (75 percent) and separate actively managed equity accounts (25 percent) that track or are benchmarked to the S&P 400 midcap index.
(c)
Primarily separate actively managed pooled investment accounts that are benchmarked to the MSCI emerging market and various local indices.

(d)
Index funds (50 percent in 2012 and 45 percent in 2011) and separate actively managed accounts (50 percent in 2012 and 55 percent in 2011).

(e)
Index funds (20 percent in 2012 and 40 percent in 2011) and separate actively managed accounts (80 percent in 2012 and 60 percent in 2011).

(f)
Primarily funds invested by managers that have a global mandate with the flexibility to allocate capital broadly across a wide range of asset classes and strategies including, but not limited to equities, fixed income, commodities, interest rate futures, currencies and other securities to outperform an agreed upon benchmark with specific return and volatility targets.

(g)
Primarily investments in liquid commodity future contracts, private energy funds, cash and cash equivalents.

Equities that are valued using quoted prices are valued at the published market prices. Equities in a common collective trust or a registered investment company that are valued using significant other observable inputs are valued at the net asset value (NAV) provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund minus its liabilities. Fixed income securities that are valued using significant other observable inputs are valued at prices obtained from independent financial service industry-recognized vendors. Absolute return funds and commodities are valued at the NAV provided by the fund administrator.

The following table summarizes the change in the value of plan assets that are measured using significant unobservable inputs (Level 3).

(in millions)	2012	2011

January 1	$27	$22
Transfers in from other categories	—	3
Actual return on plan assets on hand at year end	3	(1)
Purchases, sales and settlements, net	3	3

December 31	$33	$27

The investment mix of equity securities, fixed income and other asset allocation strategies is based upon achieving a desired return, balancing higher return, more volatile equity securities, and lower return, less volatile fixed income securities. Investment allocations are made across a range of markets, industry sectors, capitalization sizes, and in the case of fixed income securities, maturities and credit quality. There are no known significant concentrations of risk in the plans' assets.

The plans' expected return on assets, as shown above is based on management's expectations of long-term average rates of return to be achieved by the underlying investment portfolios. In establishing this assumption, management considers historical and expected returns for the asset classes in which the plans are invested, as well as current economic and capital market conditions.

Expected Pension and Other Post-Employment Payments

(in millions)	Defined benefit plans	Other post-employment plans

2013	$58	$7
2014	59	7
2015	60	8
2016	64	8
2017	65	9
2018 to 2022	363	53

The above table reflects total benefit payments expected to be paid to participants, which includes payments funded from company assets as well as paid from the plans.

Other

AbbVie employees also participate in the Abbott Laboratories Stock Retirement Plan, which is Abbott's principal defined contribution plan. AbbVie recorded expense of $67 million, $68 million and $65 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to this plan.

AbbVie provides certain other post-employment benefits, primarily salary continuation plans, to qualifying employees and accrues for the related cost over the service lives of the employees.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 11

Stock-Based Compensation

Stock-based compensation expense recognized in the condensed consolidated statements of earnings was $87 million and $91 million during the three months ended March 31, 2013 and 2012, respectively.  Stock-based compensation expense for the three months ended March 31, 2012 was allocated to AbbVie based on the portion of Abbott’s incentive stock program in which AbbVie employees participated.

Prior to separation, AbbVie employees participated in Abbott’s incentive stock program.  Adopted after the separation, the AbbVie Incentive Stock Program provides for the assumption of certain awards granted under Abbott’s incentive stock program and authorizes the grant of several different forms of benefits, including nonqualified stock options, RSAs, and RSUs.

In connection with the separation, employee stock options, RSAs and RSUs were adjusted and converted into new equity awards using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the separation.  Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding.   Converted awards retained the vesting schedule and expiration date of the original awards.

Stock Options

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

The following table summarizes AbbVie stock option activity for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

The aggregate intrinsic value in the table above represents the difference between the exercise price and the company’s closing stock price on the last day of trading for the period ended March 31, 2013.  The total intrinsic value of options exercised in the three months ended March 31, 2013 was $42 million.

As of March 31, 2013, $5 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over approximately the next two years.

RSAs & RSUs

The following table summarizes AbbVie RSA and RSU balances for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

The fair market value of restricted stock awards and units vested in the three months ended March 31, 2013 was $267 million.  As of March 31, 2013, $217 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over approximately the next two years.

Note 10  Stock-Based Compensation

Prior to separation, AbbVie employees participated in Abbott's incentive stock program. In conjunction with the separation, the company adopted the AbbVie Incentive Stock Program, which provides for the assumption of certain awards granted under the Abbott incentive stock program and authorizes the grant of several different forms of benefits including nonqualified stock options, restricted stock awards (RSAs), and restricted stock units (RSUs). The AbbVie Incentive Stock Program initially reserved 100 million shares of common stock for issuance with respect to awards for participants. Subsequent to year-end, this reserve was reduced by approximately 7 million shares for stock option, RSA and RSU awards granted by AbbVie's Board of Directors.

The following disclosures represent the portion of Abbott's incentive stock program in which AbbVie employees participated. All awards granted under the program consisted of Abbott common shares. As such, all related equity account balances are reflected in Abbott's consolidated statements of stockholders' equity and have not been reflected in AbbVie's combined financial statements. AbbVie's combined statements of earnings reflects compensation expense for these stock-based awards associated with the portion of Abbott's incentive stock program in which AbbVie employees participated; accordingly, the amounts presented are not necessarily indicative of future performance and do not necessarily reflect the results that AbbVie would have experienced as an independent, publicly-traded company for the periods presented.

All equity award amounts presented below have not been converted to reflect the separation from Abbott. Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding. The value of the combined Abbott and AbbVie stock-based awards after separation was designed to generally preserve the intrinsic value and the fair value of the award immediately prior to separation. The per share data presented in this Note has not been adjusted to reflect the impact of the separation.

Stock Compensation Expense

Stock compensation expense recognized in the combined statements of earnings was $187 million, $163 million and $167 million in 2012, 2011 and 2010, respectively. The related tax benefit recognized was $56 million, $48 million and $51 million in 2012, 2011 and 2010, respectively. More than half of stock-compensation expense was classified in SG&A, with the remainder classified in R&D and cost of products sold. Compensation costs capitalized in the combined balance sheets at December 31, 2012 and 2011 was not significant.

Compensation expense for stock-based awards is measured based on the fair value of the awards, as of the date the share-based awards are granted and adjusted to the estimated number of awards that are expected to vest. Forfeitures are estimated based on historical experience at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. Compensation cost for stock-based awards are amortized over their service period, which could be shorter than the vesting period if an employee is retirement eligible, with a charge to compensation expense. For stock-based awards granted to retirement-eligible employees, compensation expense is recognized immediately at the grant date because the employee is able to retain the award without continuing to provide service.

Stock Options

The exercise price for options granted is at least equal to 100 percent of the market value on the date of grant. Stock options typically have a contractual term of 10 years and generally vest in one-third increments over a three-year period except for options with a replacement feature. Pre-2005 options were granted with a replacement option feature. The terms and conditions of the replacement option are the same in all material respects as those applicable to the original grant. When the exercise price of an option with a replacement option feature is paid with the common shares held by the employee, a replacement option is granted for the number of shares used to make that payment. The closing price of the common share on the business day before the exercise is used to determine the number of shares required to exercise the related option and the exercise price of the replacement option. The replacement option is exercisable in full six months after the date of grant, and has a term expiring on the expiration date of the original option.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with weighted-average grant-date fair values, were as follows.

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

The risk-free interest rate is based on the rates available at the time of the grant for zero-coupon U.S. government issues with a remaining term equal to the option's expected life. The average life of an option is based on both historical and projected exercise and lapsing data. Expected volatility is based on implied volatilities from traded options on Abbott's stock and historical volatility of Abbott's stock over the expected life of the option. Dividend yield is based on the option's exercise price and annual dividend rate at the time of grant.

The following table summarizes stock option activity for the year ended December 31, 2012 and stock option outstanding balances at December 31, 2012 under Abbott's Incentive Stock Programs for AbbVie employees.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

The aggregate intrinsic value in the table above represents the difference between the exercise price and the closing stock price on the last day of trading of the year. The total intrinsic value of options exercised in 2012, 2011 and 2010 was $170 million, $31 million and $20 million, respectively.

As of December 31, 2012, $1 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over the next three years.

RSAs & RSUs

Restricted stock awards generally vest between three and five years. For restricted stock awards that vest over five years, no more than one-third of the award vests in any one year. RSUs vest over three years and upon vesting, the recipient receives one share of common stock for each vested restricted stock unit. The fair value of RSAs and RSUs is determined based on the number of shares granted and the quoted price of the common stock on the date of grant.

The following table summarizes RSAs and RSUs balances and activity under Abbott's Incentive Stock Programs for AbbVie employees.

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12

The fair market value of restricted stock awards and units vested in 2012, 2011 and 2010 was $123 million, $74 million and $53 million, respectively. As of December 31, 2012, $90 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over the next three years.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

Note 12

Income Taxes

In AbbVie’s historical financial statements prior to the separation, income tax expense and deferred tax balances were calculated on a separate tax return basis although AbbVie’s operations had historically been included in the tax returns filed by the respective Abbott entities of which the AbbVie business was a part.  Subsequent to the separation, AbbVie will file tax returns on its own behalf and its income tax expense and deferred income tax balances have been recorded in accordance with AbbVie’s stand-alone income tax positions.  AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation.  For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts.

The effective income tax rate was 21.9 percent and 12.2 percent in the first quarters of 2013 and 2012, respectively.  The effective tax rates in both periods were less than the statutory federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in certain foreign jurisdictions.

The increase in the effective tax rate in the first quarter of 2013 over the prior year was principally due to income tax expense relating to certain 2013 earnings outside the United States that are not deemed indefinitely reinvested.  AbbVie will continue to evaluate whether to indefinitely reinvest certain future earnings in foreign jurisdictions as it analyzes its future global liquidity and financial structure.

Note 11  Income Taxes

Earnings Before Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Domestic	$625	$626	$(191)
Foreign	5,100	3,042	5,027

Total earnings before income taxes	$5,725	$3,668	$4,836

Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Current
Domestic	$94	$177	$987
Foreign	252	390	408

Total current taxes	$346	$567	$1,395

Deferred
Domestic	$89	$(198)	$(624)
Foreign	15	(134)	(113)

Total deferred taxes	104	(332)	(737)

Total income taxes	$450	$235	$658

Effective Tax Rate Reconciliation

years ended December 31 (in millions)	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico	(23.5)	(25.4)	(22.5)
Resolution of certain tax positions pertaining to prior years	(3.4)	(11.2)	—
Effect of non-deductible litigation loss accrual	0.6	12.9	—
Puerto Rico excise tax credit	(1.2)	(3.2)	—
State taxes, net of federal benefit	0.1	0.3	0.2
All other, net	0.3	(2.0)	0.9

Effective tax rate	7.9%	6.4%	13.6%

Income taxes in 2012 and 2011 included the recognition of tax benefits totaling approximately $195 million and $410 million, respectively, as a result of favorable resolutions of various tax positions pertaining to prior years. Income taxes in 2011 also reflected the non-deductibility of a litigation reserve. Excluding these discrete items, the effective tax rates were less than the statutory U.S. federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in Puerto Rico and other foreign taxing jurisdictions, which reduced the tax rates by 23.5, 25.4 and 22.5 percentage points in 2012, 2011 and 2010, respectively.

In 2010, Puerto Rico enacted legislation that assesses an excise tax beginning in 2011 on certain products manufactured in Puerto Rico. The tax is levied on gross inventory purchases from entities in Puerto Rico and is included in cost of products sold in the combined statements of earnings. The majority of the tax is creditable for U.S. income tax purposes. In 2012 and 2011, the excise tax totaled approximately $180 million and $105 million, respectively.

At December 31, 2012, U.S. income taxes have not been provided on approximately $19.4 billion of undistributed foreign earnings as these earnings have been indefinitely reinvested for continued use in foreign operations. It is not practicable to determine the amount of deferred income taxes not provided on these earnings.

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2012	2011

Deferred tax assets
Compensation and employee benefits	$295	$290
Trade receivable reserves	412	371
Inventory reserves	42	49
Deferred intercompany profit	777	592
State income taxes	106	125
Other	1,039	1,196

Total deferred tax assets	$2,671	$2,623

Deferred tax liabilities
Depreciation	—	(20)
Other, primarily the excess of book basis over tax basis of intangible assets	(857)	(983)

Total deferred tax liabilities	(857)	(1,003)

Net deferred tax asset	$1,814	$1,620

Unrecognized Tax Benefits

years ended December 31 (in millions)	2012	2011	2010

January 1	$1,039	$1,645	$1,319
Increase due to current year tax positions	370	294	346
Increase due to prior year tax positions	1	149	110
Decrease due to current year tax positions	—	(15)	—
Decrease due to prior year tax positions	(220)	(604)	(48)
Settlements	(50)	(430)	(82)

December 31	$1,140	$1,039	$1,645

AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation. For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts. As a result, no liability for uncertain tax positions was recorded in the combined financial statements as of December 31, 2012, 2011 and 2010.

Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Litigation
Litigation

Note 13

Litigation

As of March 31, 2013, AbbVie is involved in various claims, legal proceedings and investigations.  The recorded accrual balance for litigation at March 31, 2013 was not significant.  Within the next year, other legal proceedings may occur that may result in a change in the estimated loss accrued by AbbVie.  While it is not feasible to predict the outcome of all other proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on AbbVie’s consolidated financial position, cash flows, or results of operations.

The U.S. Department of Justice, through the U.S. Attorney for the Western District of Virginia, and various state Attorneys General investigated AbbVie’s sales and marketing activities for Depakote.  The government sought to determine whether any of these activities violated civil and/or criminal laws, including the Federal False Claims Act, the Food, Drug and Cosmetic Act, and the Anti-Kickback Statute in connection with Medicare and/or Medicaid reimbursement to third parties.  The state Attorneys General offices sought to determine whether any of these activities violated various state laws, including state consumer fraud/protection statutes.  AbbVie recorded charges of $1.5 billion in the third quarter of 2011 and $100 million in the first quarter of 2012 related to civil and criminal claims arising from this matter.  In May 2012, AbbVie reached resolution of all Depakote-related federal claims, Medicaid-related claims with 49 states and the District of Columbia, and consumer protection claims with 45 states and the District of Columbia.  In 2012, AbbVie paid approximately $1.6 billion for the settlement.  The payments were material to AbbVie’s cash flows in 2012.

Note 12  Litigation

There are a number of patent disputes with third parties who claim AbbVie's products infringe their patents. On February 21, 2012, the U.S. Supreme Court denied Centocor Inc.'s and New York University's petition to review a February 2011 Federal Circuit Court of Appeals decision reversing a $1.67 billion judgment in favor of Centocor and New York University on a patent they claimed AbbVie's HUMIRA infringed. This decision concludes the case.

The U.S. Department of Justice, through the U.S. Attorney for the Western District of Virginia, and various state Attorneys General investigated AbbVie's sales and marketing activities for Depakote. The government sought to determine whether any of these activities violated civil and/or criminal laws, including the Federal False Claims Act, the Food, Drug and Cosmetic Act, and the Anti-Kickback Statute in connection with Medicare and/or Medicaid reimbursement to third parties. The state Attorneys General offices sought to determine whether any of these activities violated various state laws, including state consumer fraud/protection statutes. AbbVie recorded charges of $1.5 billion in the third quarter of 2011 and $100 million in the first quarter of 2012 related to civil and criminal claims arising from this matter. In May 2012, AbbVie reached resolution of all Depakote-related federal claims, Medicaid-related claims with 49 states and the District of Columbia, and consumer protection claims with 45 states and the District of Columbia. In 2012, AbbVie paid approximately $1.6 billion for the settlement. The payments were material to AbbVie's cash flows in 2012.

The recorded accrual balance for litigation at December 31, 2012 was not significant. Within the next year, other legal proceedings may occur that may result in a change in the estimated loss accrued by AbbVie. While it is not feasible to predict the outcome of all other proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on AbbVie's financial position, cash flows, or results of operations.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Segment Information

Note 14

Segment Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie’s U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

Note 14  Segment and Geographic Area Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638

Net sales to external customers, based on the country that sold the product, were as follows.

years ended December 31 (in millions)	2012	2011	2010

United States	$10,435	$9,712	$8,971
The Netherlands	776	904	845
Germany	756	701	635
Japan	718	616	484
United Kingdom	552	496	418
Spain	525	569	515
France	500	516	479
Canada	500	446	374
Brazil	434	382	287
Italy	408	428	385
All other countries	2,776	2,674	2,245

Net sales	$18,380	$17,444	$15,638

Long-lived assets, consisting of net property and equipment in the United States and Puerto Rico, totaled approximately $1.6 billion and $1.5 billion as of December 31, 2012 and 2011, respectively.

Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of inventories, net
(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

as of December 31 (in millions)	2012	2011

Finished goods	$547	$429
Work-in-process	286	207
Materials	258	236

Inventories, net	$1,091	$872

Schedule of property and equipment
(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

as of December 31 (in millions)	2012	2011

Land	$94	$106
Buildings	1,278	1,305
Equipment	4,865	4,331
Construction in progress	305	206

Property and equipment, gross	6,542	5,948
Less accumulated depreciation	(4,295)	(3,804)

Property and equipment, net	$2,247	$2,144

Schedule of interest expense, net
	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets
	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910

Restructuring Plans (Tables) (Restructuring Plan 2012 and Prior Years)	3 Months Ended
Mar. 31, 2013
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Summary of activity for the restructuring accrual
(in millions)
Accrued balance at December 31, 2012	$193
2013 restructuring charges	9
Payments and other adjustments	(24)
Accrued balance at March 31, 2013	$178

Financial Instruments and Fair Value Measures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Schedule of amounts and balance sheet location of derivatives

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

Schedule of derivative activity and amounts and locations of income (expense) and gain (loss) reclassified into income
	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

Summary of the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the condensed consolidated balance sheets
		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Schedule of reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and investments
(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

Schedule of the carrying values and fair values of certain financial instruments
	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

Schedule of fair value of financial instruments by fair value basis
		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—

Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive loss
(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)

Schedule of the significant amounts reclassified out of each component of accumulated other comprehensive loss

Type of reclassification (brackets denote loss)	Amount reclassified from accumulated other comprehensive loss (in millions)	Affected line item in the condensed consolidated statement of earnings
Pension and post-employee benefits
Prior service costs	$1	(a)
Transition obligation	—	(a)
Actuarial losses	27	(a)
Total before tax	$28
Tax expense	(9)
Total reclassification for the three months ended March 31, 2013, net of tax	$19

(a) Components are included in computation of net periodic pension cost (see Note 10 for details)

Post-Employment Benefits (Tables) (AbbVie sponsored plans)	3 Months Ended
Mar. 31, 2013
AbbVie sponsored plans
Employee Benefit Plans
Schedule of assumption of the net obligations for pension and other post-employment benefits

(in millions)	Defined benefit plans	Other post-employment plans
Accumulated benefit obligation	$2,407	$270
Deferred losses	(1,392)	(46)

Projected benefit obligations	2,873	270
Fair value of assets	2,252	—
Net liability	$621	$270

Schedule of net periodic benefit cost
	Defined benefit plans		Other post- employment plans
for the three months ended March 31 (in millions)	2013	2012	2013	2012
Service cost	$47	$4	$6	$—
Interest cost	48	8	6	—
Expected return on plan assets	(66)	(5)	—	—
Amortization of actuarial losses and prior service costs	28	—	—	—
Net periodic pension benefit cost	$57	$7	$12	$—

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of assumptions on which the expense related to stock options granted is based

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

Summary of AbbVie stock option activity for both AbbVie and Abbott employees
(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

Summary of AbbVie RSA and RSU balances for both AbbVie and Abbott employees
(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Schedule of consolidated financial information by segment
	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638

Background and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended
	Jan. 02, 2013	Mar. 31, 2013 item	Dec. 31, 2012 item	Jan. 02, 2013 AbbVie common stock	Jan. 02, 2013 Abbott	Mar. 31, 2013 Abbott Transition services agreement	Mar. 31, 2013 Abbott Transition services agreement Maximum	Mar. 31, 2013 Abbott Separation agreement	Mar. 31, 2012 Abbott Separation agreement
Background and Basis of Presentation
Number of wholesalers		3	3
Percentage of outstanding common stock distributed to Abbott Laboratories' shareholders				100.00%	100.00%
Common stock distribution ratio	1				1
Term for which transition services may be provided							24 months
Term by which the agreement can be extended						1 year
Separation-related expenses		$ 34
Operations and assets (net of liabilities) on which legal transfer of did not occur with the separation of the entity
Net sales								200
Inventories								108
Trade accounts receivable								165
Other assets								110
Accounts payable and other accrued liabilities								198
Expenses allocated									$ 197

Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Finished goods	$ 613		$ 547	$ 429
Work-in-process	262		286	207
Raw materials	162		258	236
Inventories, net	1,037		1,091	872
Property and Equipment, Net
Property and equipment, gross	6,545		6,542	5,948
Less accumulated depreciation	(4,345)		(4,295)	(3,804)
Property and equipment, net	2,200		2,247	2,144
Depreciation expense	92	140	525	508	476
Interest Expense (Income), net
Interest expense	72		104
Interest income	(6)	(1)
Interest expense (income), net	$ 66	$ (1)	$ 84	$ (20)	$ (28)

Acquisitions, Collaborations and Other Arrangements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Reata	Feb. 29, 2012 Galapagos NV	Mar. 31, 2013 Galapagos NV	Dec. 31, 2012 Galapagos NV
Acquisitions, Collaborations and Other Arrangements
Cash outflows related to acquisitions, collaborations and other arrangements	$ 0	$ 671	$ 688	$ 273	$ 2,621
Collaborations and Other Arrangements
Acquired in-process research and development (IPR&D) charges	0	150	288	673	313	400	150
Payments for achievement of certain milestones under an agreement								$ 1,200	$ 1,200

Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill	$ 6,060		$ 6,130	$ 6,100
Accumulated goodwill impairment losses	0		0
Definite-lived intangible assets
Gross carrying amount	5,635		5,668	5,624
Accumulated amortization	(3,902)		(3,765)	(3,139)
Net carrying amount	1,733		1,903	2,485
Indefinite-lived research and development	420		420	425
Net carrying amount - Indefinite-lived research and development	420		420	425
Total intangible assets gross carrying amount	6,055		6,088	6,049
Accumulated amortization - Total intangible assets	(3,902)		(3,765)	(3,139)
Total intangible assets	2,153		2,323	2,910
Amortization of intangible assets	135	179	625	764	708
Impairment charges	0	0	13	46
Developed product rights
Definite-lived intangible assets
Gross carrying amount	4,664		4,699	4,675
Accumulated amortization	(3,146)		(3,031)	(2,492)
Net carrying amount	1,518		1,668	2,183
License agreements
Definite-lived intangible assets
Gross carrying amount	971		969	949
Accumulated amortization	(756)		(734)	(647)
Net carrying amount	$ 215		$ 235	$ 302

Restructuring Plans (Details) (Restructuring Plan 2012 and Prior Years, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Plans
Employee related severance charges	$ 9
Restructuring reserve activity
Restructuring reserve, beginning balance of the period	193	90	90		54
Restructuring charges	9	17	177	160
Payments and other adjustments	(24)		(74)	(70)	(54)
Restructuring reserve, ending balance of the period	178		193	90
Reversal of a previously recorded restructuring reserve due to the company's revaluation of a decision to exit a manufacturing facility	23
Selling, general and administrative expense
Restructuring Plans
Employee related severance charges	2
Restructuring reserve activity
Restructuring charges			8	49
Cost of products sold
Restructuring Plans
Employee related severance charges	7
Restructuring reserve activity
Restructuring charges				$ 42

Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings
Short-term borrowings	$ 414	$ 1,020
Borrowings outstanding under the company's credit facility	0
Long-Term Debt
Long-term debt and lease obligations	14,623	14,652
Long-term debt and lease obligations, current maturities	22	22	16
Weighted-average effective interest rate (as a percent)	2.37%
Commercial paper
Short-term borrowings
Short-term borrowings	$ 400	$ 1,000
Weighted-average interest rate (as a percent)	0.30%	0.40%

Financial Instruments and Fair Value Measures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments, notional amount and fair value
Derivatives in asset position	$ 21	$ 15	$ 39
Derivatives in liability position	143	106	43
Designated as hedging instrument | Interest rate contracts | Fair value hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	8,000	8,000
Derivatives in asset position		0
Derivatives in liability position		81
Designated as hedging instrument | Interest rate contracts | Fair value hedges | Long-term liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position	121	81
Designated as hedging instrument | Foreign currency forward exchange contracts | Prepaid expenses and other
Derivative instruments, notional amount and fair value
Derivatives in asset position	7	1
Designated as hedging instrument | Foreign currency forward exchange contracts | Accounts payable and accrued liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position		10
Designated as hedging instrument | Foreign currency forward exchange contracts | Cash flow hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	529	1,000	249
Approximate length of time over which accumulated gains and losses will be recognized in Cost of products sold	12 months	12 months
Derivatives in asset position		1	18
Derivatives in liability position		10
Not designated as hedging instrument | Foreign currency forward exchange contracts
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	3,800	4,300
Derivatives in asset position		14	21
Derivatives in liability position		15	43
Not designated as hedging instrument | Foreign currency forward exchange contracts | Prepaid expenses and other
Derivative instruments, notional amount and fair value
Derivatives in asset position	14	14
Not designated as hedging instrument | Foreign currency forward exchange contracts | Accounts payable and accrued liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position	$ 22	$ 15

Financial Instruments and Fair Value Measures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2012 Interest rate contracts Fair value hedges	Mar. 31, 2013 Interest rate contracts Fair value hedges Interest expense, net	Dec. 31, 2012 Foreign currency forward exchange contracts Not designated as hedging instrument	Dec. 31, 2011 Foreign currency forward exchange contracts Not designated as hedging instrument	Dec. 31, 2010 Foreign currency forward exchange contracts Not designated as hedging instrument	Mar. 31, 2013 Foreign currency forward exchange contracts Not designated as hedging instrument Net foreign exchange loss	Mar. 31, 2012 Foreign currency forward exchange contracts Not designated as hedging instrument Net foreign exchange loss	Dec. 31, 2012 Foreign currency forward exchange contracts Cash flow hedges	Dec. 31, 2011 Foreign currency forward exchange contracts Cash flow hedges	Dec. 31, 2010 Foreign currency forward exchange contracts Cash flow hedges	Mar. 31, 2013 Foreign currency forward exchange contracts Cash flow hedges Cost of products sold	Mar. 31, 2012 Foreign currency forward exchange contracts Cash flow hedges Cost of products sold
Gain (loss) on derivatives
(Loss) gain recognized in other comprehensive (loss) income								$ (11)	$ (2)	$ 75	$ 9	$ 10
Income (expense) and gain (loss) reclassified into	(81)		(23)	30	30			24	18	45		2
Income (expense) and gain (loss) reclassified into	81	(40)				(9)	(10)
Gain (loss) on underlying hedged item		$ 40

Financial Instruments and Fair Value Measures (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Gross unrealized holding gains on available-for-sale equity securities	$ 0.3	$ 1	$ 44
Fair value
Assets
Short term investments	105	104
Total assets	105	104
Liabilities
Total liabilities	15,338	16,108
Significant other observable inputs (Level 2)
Assets
Short term investments	33	32
Total assets	33	32
Liabilities
Total liabilities	15,338	16,108
Significant unobservable inputs (Level 3)
Assets
Short term investments	72	72
Total assets	72	72
Recurring | Fair value
Assets
Cash and equivalents	2,808	5,901	27
Equity securities	11	12	58
Foreign currency contracts	21	15	39
Total assets	7,511	8,003	750
Liabilities
Interest rate hedges	121	81
Foreign currency hedges	22	25	43
Contingent consideration	118	251	349
Total liabilities	261	357	392
Recurring | Fair value | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Fair value | U.S. Treasury securities
Assets
Short term investments		300	626
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and equivalents	510	675	27
Equity securities	11	12	58
Total assets	821	987	711
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Treasury securities
Assets
Short term investments	300	300	626
Recurring | Significant other observable inputs (Level 2)
Assets
Cash and equivalents	2,298	5,226
Foreign currency contracts	21	15	39
Total assets	6,690	7,016	39
Liabilities
Interest rate hedges	121	81
Foreign currency hedges	22	25	43
Total liabilities	143	106	43
Recurring | Significant other observable inputs (Level 2) | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Significant unobservable inputs (Level 3)
Liabilities
Contingent consideration	118	251	349
Total liabilities	$ 118	$ 251	$ 349

Financial Instruments and Fair Value Measures (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	$ 251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value at the end of the period	118
Transfers of assets or liabilities between the fair value measurement levels
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Contingent payments related to acquisitions | Solvay SA Pharmaceuticals
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	251	349	295
Payments	(131)	(134)
Other		7	(2)
Loss recognized in earnings		29	56
Fair value at the end of the period		$ 251	$ 349

Financial Instruments and Fair Value Measures (Details 5) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Book values
Assets
Investments	$ 107	$ 107
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	14,601	14,630	32
Approximate fair values
Assets
Investments	105	104
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	$ 14,902	$ 15,066	$ 32

Financial Instruments and Fair Value Measures (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Material adjustments to fair value
Adjustments to fair value of assets that are not measured at fair value on a recurring basis	$ 0	$ 0	$ 0	$ 0
Adjustments to fair value of liabilities that are not measured at fair value on a recurring basis	0	0	0	0
Fair value
Assets
Investments	105		104
Total assets	105		104
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant other observable inputs (Level 2)
Assets
Investments	33		32
Total assets	33		32
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant unobservable inputs (Level 3)
Assets
Investments	72		72
Total assets	$ 72		$ 72

Financial Instruments and Fair Value Measures (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Number of principal customers	3	3
Accounts receivables, net		3,602	3,817
Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Accounts receivables, net	781	725
Net accounts receivables
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables | U.S. wholesalers
Concentration of Risk
Concentrations risk (as a percent)	41.00%	48.00%	43.00%
Net accounts receivables | Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Concentrations risk (as a percent)		20.00%	30.00%

Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive Income
Beginning balance	$ (350)	$ (25)	$ (25)
Net current-period other comprehensive income	(205)	220	(29)	(313)	(393)
Separation-related adjustments	(611)
Ending balance	(1,237)		(350)	(25)
Accumulated other comprehensive (loss)
Changes in accumulated other comprehensive Income
Beginning balance	(350)
Other comprehensive income before reclassifications	(224)
Amounts reclassified from accumulated other comprehensive income	19
Net current-period other comprehensive income	(205)	220	(29)	(313)	(393)
Separation-related adjustments	(682)
Ending balance	(1,237)		(350)
Foreign currency translation adjustments
Changes in accumulated other comprehensive Income
Beginning balance	181
Other comprehensive income before reclassifications	(232)
Net current-period other comprehensive income	(232)
Separation-related adjustments	241
Ending balance	190
Pension and post-employment benefits
Changes in accumulated other comprehensive Income
Beginning balance	(511)
Amounts reclassified from accumulated other comprehensive income	19
Net current-period other comprehensive income	19
Separation-related adjustments	(934)
Ending balance	(1,426)
Unrealized gains (losses) on marketable equity securities
Changes in accumulated other comprehensive Income
Beginning balance	1
Other comprehensive income before reclassifications	(1)
Net current-period other comprehensive income	(1)
Gains (losses) on hedging activities
Changes in accumulated other comprehensive Income
Beginning balance	(21)
Other comprehensive income before reclassifications	9
Net current-period other comprehensive income	9
Separation-related adjustments	11
Ending balance	$ (1)

Accumulated Other Comprehensive Loss (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant amounts reclassified out of each component of AOCI
Earnings before income tax expense	$ 1,239				$ 1,006					$ 5,725	$ 3,668	$ 4,836
Tax expense	(271)				(123)					(450)	(235)	(658)
Net earnings	968	1,540	1,585	1,267	883	1,157	13	1,540	723	5,275	3,433	4,178
Amount reclassified from accumulated other comprehensive loss
Significant amounts reclassified out of each component of AOCI
Net earnings	19
Pension and post-employment benefits | Amount reclassified from accumulated other comprehensive loss
Significant amounts reclassified out of each component of AOCI
Prior-service costs	1
Actuarial losses	27
Earnings before income tax expense	28
Tax expense	$ (9)

Post-Employment Benefits (Details) (AbbVie Sponsored Plans, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Post-Employment Benefits
Defined benefit pension and other post-employment plans assets recognized	$ 0
Defined benefit pension and other post-employment plans liabilities recognized	0
Net Periodic Benefit Cost
Contribution by employer	145
Defined benefit plans
Assumption of obligations for pension and other post-employment benefits
Accumulated benefit obligations	2,407
Deferred losses	(1,392)
Projected benefit obligations	2,873
Fair value of assets	2,252
Net liability	621
Net Periodic Benefit Cost
Service cost	47	4
Interest cost	48	8
Expected return on plan assets	(66)	(5)
Amortization of actuarial losses and prior service costs	28
Net periodic pension benefit cost	57	7
Other post-employment plans
Assumption of obligations for pension and other post-employment benefits
Accumulated benefit obligations	270
Deferred losses	(46)
Projected benefit obligations	270
Net liability	270
Net Periodic Benefit Cost
Service cost	6
Interest cost	6
Net periodic pension benefit cost	$ 12

Stock-Based Compensation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Abbott item	Dec. 31, 2012 Abbott item	Jan. 02, 2013 Stock Options	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2013 RSAs & RSUs	Dec. 31, 2012 RSAs & RSUs	Dec. 31, 2011 RSAs & RSUs	Dec. 31, 2010 RSAs & RSUs
Stock-Based Compensation
Stock compensation expense recognized	$ 87	$ 91	$ 187	$ 163	$ 167
Number of awards received in connection with the separation						1	1
Assumptions on which the expense related to stock options granted is based
Risk-free interest rate (as a percent)									1.10%	1.20%	2.70%	2.90%
Average life of options									6 years	6 years	6 years	6 years
Volatility (as a percent)									32.63%	21.00%	21.00%	22.00%
Dividend yield (as a percent)									4.30%	3.60%	4.10%	3.20%
Fair value per stock option (in dollars per share)									$ 6.87
Options
Outstanding at the beginning of the period (in shares)								13,285	13,285	25,783
Options converted (in shares)								47,718
Granted (in shares)									2,169	944
Exercised (in shares)									(4,017)	(13,347)
Lapsed (in shares)									(31)	(95)
Outstanding at the end of the period (in shares)									45,839	13,285	25,783
Exercisable at the end of the period (in shares)									42,163	12,329
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 50.8	$ 50.8	$ 49.77
Options converted (in dollars per share)								$ 27
Granted (in dollars per share)									$ 36.01	$ 62.54
Exercised (in dollars per share)									$ 26.42	$ 49.62
Lapsed (in dollars per share)									$ 19.87	$ 53.88
Outstanding at the end of the period (in dollars per share)									$ 27.49	$ 50.8	$ 49.77
Exercisable at the end of the period (in dollars per share)									$ 27.12	$ 50.09
Weighted average remaining life (in years)
Outstanding at the end of the period									4 years 1 month 6 days	3 years 8 months 12 days	4 years 1 month 6 days
Exercisable at end of the period									3 years 8 months 12 days	3 years 7 months 6 days
Aggregate intrinsic value
Outstanding at the end of the period									616	196
Exercisable at the end of the period									582	190
Additional information
Unrecognized compensation cost									5	1
Period for recognition of unrecognized compensation cost									2 years	3 years			2 years	3 years
Share units
Unvested shares at the beginning of the period (in shares)													5,044	4,710
Awards converted (in shares)													15,394
Granted (in shares)													5,381	2,749
Vested (in shares)													(7,134)	(2,164)
Lapsed (in shares)													(76)
Outstanding at the end of the period (in shares)													13,565
Unvested shares at the end of the period (in shares)													13,399	5,044	4,710
Weighted average grant date fair value
Unvested shares at the beginning of the period (in dollars per share)													$ 53.12	$ 50.29
Awards converted (in dollars per share)													$ 27.55
Granted (in dollars per share)													$ 35.27	$ 56.07
Vested (in dollars per share)													$ 27.29	$ 51.23
Lapsed (in dollars per share)													$ 29.53	$ 48.62
Outstanding at the end of the period (in dollars per share)													$ 30.74
Unvested shares at the end of the period (in dollars per share)													$ 30.78	$ 53.12	$ 50.29
Additional information
Fair market value of awards vested													267	123	74	53
Unrecognized compensation cost													$ 217	$ 90

Income Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Effective income tax rate (as a percent)	21.90%	12.20%	7.90%	6.40%	13.60%
Statutory federal income tax rate (as a percent)	35.00%	35.00%	35.00%	35.00%	35.00%

Litigation (Details) (Depakote, USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2012 item	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012
Depakote
Litigation
Charges recorded related to Depakote during the period		$ 100,000,000	$ 1,500,000,000
Number of states with whom Medicaid-related claims were resolved	49
Number of states with whom consumer protection claims were resolved	45
Settlement amount paid				$ 1,600,000,000

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of Operating Segments	1		1
Number of principal customers	3		3
Segment and Geographic Area Information
Net sales	$ 4,329	$ 4,173	$ 18,380	$ 17,444	$ 15,638
HUMIRA
Segment and Geographic Area Information
Net sales	2,244	1,934	9,265	7,932	6,508
Synagis
Segment and Geographic Area Information
Net sales	345	346	842	792	726
AndroGel
Segment and Geographic Area Information
Net sales	240	232	1,152	874	649
Kaletra
Segment and Geographic Area Information
Net sales	219	221	1,013	1,170	1,223
Niaspan
Segment and Geographic Area Information
Net sales	186	191	911	976	927
Lupron
Segment and Geographic Area Information
Net sales	181	199	800	810	741
Sevoflurane
Segment and Geographic Area Information
Net sales	137	156	602	665	664
TriCor/TRILIPIX
Segment and Geographic Area Information
Net sales	128	254	1,098	1,372	1,355
Synthroid
Segment and Geographic Area Information
Net sales	119	129	551	522	451
Creon
Segment and Geographic Area Information
Net sales	90	68
Norvir
Segment and Geographic Area Information
Net sales	82	83	389	419	344
Zemplar
Segment and Geographic Area Information
Net sales	81	90	383	409	596
All other
Segment and Geographic Area Information
Net sales	$ 277	$ 270	$ 1,021	$ 1,171	$ 1,208

Combined Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Consolidated Statements of Earnings
Net sales	$ 4,329				$ 4,173					$ 18,380		$ 17,444		$ 15,638
Cost of products sold	1,153				1,156					4,508		4,639		4,293
Selling, general and administrative	1,237				1,247					4,989		5,894		3,820
Research and development	634				642					2,778		2,618		2,495
Acquired in-process research and development	0				150					288		673		313
Total operating costs and expenses	3,024				3,195					12,563		13,824		10,921
Operating earnings	1,305				978					5,817		3,620		4,717
Interest expense, net	66				(1)					84		(20)		(28)
Net foreign exchange (gain) loss	15				10					17		(30)		(30)
Other (income) expense, net	(15)				(37)					(9)		2		(61)
Earnings before income tax expense	1,239				1,006					5,725		3,668		4,836
Income tax expense	271				123					450		235		658
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275		$ 3,433		$ 4,178
Per share data
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.8	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.

Combined Statements of Earnings (Parenthetical) (Abbott Laboratories, AbbVie common stock) In Millions, unless otherwise specified	0 Months Ended
Jan. 02, 2013
Abbott Laboratories | AbbVie common stock
Common stock, shares distributed	1,577

Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275	$ 3,433	$ 4,178
Foreign currency translation gain (loss) adjustments	(232)				220					173	(295)	(383)
Pension and post-employment benefits, net of tax benefit of $(24) in 2012, $(12) in 2011 and $(2) in 2010	19									(150)	(7)	(22)
Unrealized (loss) gains on marketable equity securities, net of tax (benefit) expense of $(15) in 2012, $10 in 2011 and $4 in 2010	(1)				(3)					(25)	17	7
Hedging activities, net of tax (benefit) expense of $(8) in 2012, $(8) in 2011 and $10 in 2010	9				3					(27)	(28)	5
Other comprehensive (loss) income	(205)				220					(29)	(313)	(393)
Comprehensive income	$ 763				$ 1,103					$ 5,246	$ 3,120	$ 3,785

Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Pension and post-employment benefits, tax benefit	$ 9		$ (24)	$ (12)	$ (2)
Unrealized (loss) gains on marketable equity securities, tax (benefit) expense	0	(2)	(15)	10	4
Hedging activities, tax (benefit) expense	$ 2	$ 2	$ (8)	$ (8)	$ 10

Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net earnings	$ 5,275	$ 3,433	$ 4,178
Adjustments to reconcile earnings to net cash from operating activities:
Depreciation	525	508	476
Amortization of intangible assets	625	764	708
Stock-based compensation	187	163	167
Acquired in-process research and development	288	673	313
Other	66
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	223	(498)	(60)
Inventories	(203)	(87)	(73)
Prepaid expenses and other assets	90	(206)	(38)
Accounts payable and other liabilities	(731)	1,497	(695)
Cash flows from operating activities	6,345	6,247	4,976
Cash flows from investing activities
Acquisitions and investments, net of cash acquired	(688)	(273)	(2,621)
Acquisitions of property and equipment	(333)	(356)	(448)
Release of (deposit of) restricted funds		1,870	(1,870)
Purchases of investment securities	(2,550)	(1,943)	(93)
Sales of investment securities	1,153	1,255	1
Cash flows from investing activities	(2,418)	553	(5,031)
Cash flows from financing activities
Proceeds from issuance of long-term debt	14,586
Net change in short-term borrowings	1,000
Other	(151)	(21)	(32)
Net transactions with Abbott Laboratories, excluding noncash items	(13,504)	(6,762)	97
Cash flows from financing activities	1,931	(6,783)	65
Effect of exchange rate changes on cash and equivalents	16
Net increase in cash and equivalents	5,874	17	10
Cash and equivalents, beginning of period	27	10
Cash and equivalents, end of period	$ 5,901	$ 27	$ 10

Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Current assets
Cash and equivalents	$ 5,901
Short-term investments	2,075
Accounts receivables, net	3,602
Due from Abbott Laboratories	696
Inventories	1,091
Deferred income taxes	1,446
Prepaid expenses and other	543
Total current assets	15,354
Investments	119
Net property and equipment	2,247
Intangible assets, net of amortization	2,323
Goodwill	6,130
Other assets	835
Total assets	27,008
Current liabilities
Short-term borrowings	1,020
Current maturities of long-term debt and lease obligations	22
Accounts payable and accrued liabilities	4,811
Due to Abbott Laboratories	923
Total current liabilities	6,776
Long-term liabilities	2,239
Long-term debt and lease obligations	14,630
Commitments and contingencies
Parent company equity
Net parent company investment in AbbVie Inc.	3,713
Accumulated other comprehensive (loss)	(350)
Total equity	3,363
Total liabilities and equity	$ 27,008

Combined Statements of Parent Company Equity (USD $) In Millions, unless otherwise specified	Total	Net parent company investment	Common stock	Accumulated other comprehensive income
Balance at Dec. 31, 2009	$ 11,654	$ 10,973		$ 681
Increase (Decrease) in Stockholders' Equity
Net earnings	4,178	4,178
Net transactions with Abbott Laboratories	264	264
Other comprehensive loss, net of tax	(393)			(393)
Balance at Dec. 31, 2010	15,703	15,415		288
Increase (Decrease) in Stockholders' Equity
Net earnings	3,433	3,433
Net transactions with Abbott Laboratories	(6,891)	(6,891)
Other comprehensive loss, net of tax	(313)			(313)
Balance at Dec. 31, 2011	11,932	11,957		(25)
Increase (Decrease) in Stockholders' Equity
Net earnings	883
Other comprehensive loss, net of tax	220			220
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	11,932	11,957		(25)
Increase (Decrease) in Stockholders' Equity
Net earnings	5,275	5,275
Net transactions with Abbott Laboratories	(13,519)	(13,519)
Assumption of accumulated unrealized losses on pension and other post-employment benefits, net of tax benefit of $36	(296)			(296)
Other comprehensive loss, net of tax	(29)			(29)
Balance at Dec. 31, 2012	3,363	3,713		(350)
Increase (Decrease) in Stockholders' Equity
Net earnings	968
Other comprehensive loss, net of tax	(205)			(205)
Balance at Mar. 31, 2013	$ 2,957		$ 16	$ (1,237)

Combined Statements of Parent Company Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Consolidated Statement of Equity
Assumption of accumulated unrealized losses on pension and other post-employment benefits, tax benefit	$ 36

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Background and Basis of Presentation
Basis of Presentation

Note 1

Background and Basis of Presentation

Background

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products.  Substantially all of AbbVie’s U.S. sales are to three wholesalers.  Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent publicly-traded company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott’s shareholders (the separation).  AbbVie was incorporated in Delaware on April 10, 2012.  Abbott’s Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012.  AbbVie’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (SEC) on December 7, 2012.  On January 1, 2013, Abbott’s shareholders of record as of the close of business on December 12, 2012 received one share of AbbVie common stock for every one share of Abbott common stock held as of the record date.  AbbVie’s common stock began trading “regular-way” under the ticker symbol “ABBV” on the New York Stock Exchange on January 2, 2013.

During the first quarter of 2013, certain separation-related adjustments were recorded in stockholders’ equity, principally due to the transfer of certain pension plan liabilities and assets from Abbott to AbbVie upon the legal split of those plans.  Refer to Note 10 for further information.  In addition, separation-related adjustments to additional paid-in capital reflected dividends to AbbVie shareholders that were declared from pre-separation earnings.  In addition, because the historical financial statements were derived from Abbott’s records, included in the separation-related adjustments were adjustments to foreign currency translation adjustments to reflect the appropriate opening balances related to AbbVie’s legal entities at the separation date.  Additional separation-related adjustments to stockholders’ equity could be recorded in the future as the split of the pension plans and the separation are finalized.

In connection with the separation, AbbVie and Abbott entered into transition services agreements covering certain corporate support and back office services that AbbVie has historically received from Abbott.  Such services include information technology, accounts payable, payroll, receivables collection, treasury and other financial functions, as well as order entry, warehousing, engineering support, quality assurance support and other administrative services.  These agreements facilitate the separation by allowing AbbVie to operate independently prior to establishing stand-alone back office systems across its organization.  Transition services may be provided for up to 24 months, with an option for a one-year extension.

During the first quarter of 2013, AbbVie incurred $34 million of separation-related expenses, including legal, information technology and regulatory fees, which were principally classified in selling, general and administrative expenses (SG&A).

Basis of Presentation

The unaudited interim condensed consolidated financial statements of AbbVie have been prepared pursuant to the rules and regulations of the SEC.  Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles (GAAP) in the United States have been omitted.  These unaudited interim consolidated financial statements should be read in conjunction with the company’s audited combined financial statements and notes included in the company’s Annual Report on Form 10-K for the year ended December 31, 2012.

It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair presentation of the company’s financial position and operating results.  Net sales and net earnings for any interim period are not necessarily indicative of future or annual results.

For a certain portion of AbbVie’s operations, the legal transfer of AbbVie’s assets (net of liabilities) did not occur with the separation of AbbVie on January 1, 2013 due to the time required to transfer marketing authorizations and other regulatory requirements in each of these countries.  Under the terms of the separation agreement with Abbott, AbbVie is responsible for the business activities conducted by Abbott on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets.  As a result, the related assets and liabilities and results of operations have been reported in AbbVie’s condensed consolidated financial statements as of and for the quarter ended March 31, 2013.  Net sales related to these operations totaled approximately $200 million in the first quarter of 2013.  At March 31, 2013, the assets and liabilities consisted primarily of inventories of $108 million, trade accounts receivable of $165 million, other assets of $110 million, and accounts payable and other accrued liabilities of $198 million.  The majority of these operations are expected to be transferred to AbbVie by the end of 2014.

Prior to the separation on January 1, 2013, the historical financial statements of AbbVie were prepared on a stand-alone basis and were derived from Abbott’s consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented.  The combined financial statements reflected AbbVie’s financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. GAAP.  The historical financial statements also included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance.  These expenses were allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures.  AbbVie considers the expense allocation methodology and results to be reasonable.  However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.  These allocations totaled $197 million in the first quarter of 2012.

Note 1  Basis of Presentation

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott's shareholders. AbbVie was incorporated in Delaware on April 10, 2012. Abbott's Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012. AbbVie's Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission on December 7, 2012. On January 1, 2013, Abbott's shareholders of record as of the close of business on December 12, 2012, received one share of AbbVie common stock for every one share of Abbott's common stock held as of the record date. AbbVie's common stock began trading "regular-way" under the ticker symbol "ABBV" on the New York Stock Exchange on January 2, 2013.

The accompanying combined financial statements have been prepared on a stand-alone basis and are derived from Abbott's consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented. The combined financial statements reflected AbbVie's financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. generally accepted accounting principles.

The combined financial statements included the allocation of certain assets and liabilities that have historically been held at the Abbott corporate level but which are specifically identifiable or allocable to AbbVie. Prior to 2012, cash and equivalents, short-term investments and restricted funds held by Abbott were not allocated to AbbVie unless those assets were held by an entity that was transferred to AbbVie. As of December 31, 2012, AbbVie's combined balance sheet reflected the direct holdings for AbbVie legal entities. All intracompany transactions and accounts have been eliminated. Prior to 2012, all intercompany transactions between AbbVie and Abbott were considered to be effectively settled in the combined financial statements at the time the transaction was recorded. As a result, the total net effect of settlement of these intercompany transactions was reflected in the combined statements of cash flows as a financing activity and in the combined balance sheet as net parent company investment in AbbVie. As of December 31, 2012, outstanding intercompany transactions between AbbVie and Abbott are reflected as Due from Abbott Laboratories and Due to Abbott Laboratories in the combined balance sheet.

AbbVie's combined financial statements included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance. These expenses have been allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures. AbbVie considers the expense allocation methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.

AbbVie employees participated in various benefit and stock-based compensation programs maintained by Abbott. A portion of the cost of those programs was included in AbbVie's financial statements. However, AbbVie's combined balance sheet does not include any equity related to stock-based compensation plans. See Note 9 and Note 10 for a further description of the accounting for post-employment benefits and stock-based compensation, respectively.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2  Summary of Significant Accounting Policies

Use of Estimates

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States and necessarily include amounts based on estimates and assumptions by management. Actual results could differ from those amounts. Significant estimates include amounts for sales rebates, income taxes, pension and post-employment benefits, valuation of intangible assets and goodwill, litigation, financial instruments, and inventory and accounts receivable exposures.

Revenue Recognition

AbbVie recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability of the sales price is reasonably assured. Revenue from product sales is recognized when title and risk of loss have passed to the customer. Provisions for discounts, rebates and sales incentives to customers and returns and other adjustments are provided for in the period the related sales are recorded. Sales incentives to customers are not material. Historical data is readily available and reliable, and is used for estimating the amount of the reduction in gross sales. Revenue from the launch of a new product, from an improved version of an existing product, or for shipments in excess of a customer's normal requirements are recorded when the conditions noted above are met. In those situations, management records a returns reserve for such revenue, if necessary. Sales of product rights for marketable products are recorded as revenue upon disposition of the rights.

Research and Development Costs

Internal research and development (R&D) costs are expensed as incurred. Clinical trial costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development collaborations for pre-commercialization milestones, the milestone payment obligations are expensed when the milestone results are achieved. Payments made to third parties subsequent to regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in intangible assets, net of accumulated amortization.

Advertising

Costs associated with advertising are expensed in the year incurred and are included in selling, general and administrative expenses (SG&A). Advertising expenses were $506 million, $375 million and $290 million in 2012, 2011 and 2010, respectively.

Pension and Post-Employment Benefits

AbbVie records annual expenses relating to its pension benefit and other post-employment plans based on calculations which include various actuarial assumptions, including discount rates, assumed asset rates of return, compensation increases, turnover rates and health care cost trend rates. AbbVie reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends. Actuarial losses and gains are amortized over the remaining service attribution periods of the employees under the corridor method, in accordance with the rules for accounting for post-employment benefits. Differences between the expected long-term return on plan assets and the actual annual return are amortized over a five-year period.

AbbVie employees participate in defined benefit pension and other post-employment plans sponsored by Abbott, which include participants of Abbott's other businesses. Such plans are accounted for as multiemployer plans in the historical financial statements for AbbVie and, as a result, no asset or liability was recorded by AbbVie in the historical combined balance sheets to recognize the funded status of these plans. In 2013, subsequent to the separation from Abbott, AbbVie's portion of the defined benefit pension plans will be separated from the Abbott defined benefit pension plans at which time the funded status for each plan will be reflected in the AbbVie combined balance sheets using a December 31, 2012 measurement date. In addition to participation in defined benefit pension and other post-employment plans sponsored by Abbott, AbbVie is the sole sponsor for certain defined benefit pension and other post-employment plans. The funded status of these plans have been recorded in the combined balance sheets for AbbVie at December 31, 2012.

Refer to Note 9 for information regarding AbbVie's pension and post-employment plans.

Income Taxes

Income taxes on earnings reflect the annual effective rates, including charges for interest and penalties. Deferred income taxes are provided for the tax effect of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements based on enacted tax laws and rates. The combined balance sheet as of December 31, 2011 has been appropriately revised to increase deferred tax liabilities in long-term liabilities by $156 million, decrease deferred tax assets in other assets by $136 million, and decrease net parent company investment in AbbVie by $292 million to properly reflect temporary differences attributable to AbbVie assets.

In AbbVie's combined financial statements, income tax expense and deferred tax balances have been calculated on a separate tax return basis although AbbVie's operations have historically been included in the tax returns filed by the respective Abbott entities of which the AbbVie business is a part. In the future, as a stand-alone entity, AbbVie will file tax returns on its own behalf and its deferred taxes and effective tax rate may differ from those in the historical periods.

AbbVie does not maintain an income taxes payable to/from account with Abbott. With the exception of certain entities outside the United States that transferred to AbbVie at separation, AbbVie is deemed to have settled current tax balances with the Abbott tax paying entities in the respective jurisdictions. These settlements were reflected as changes in net parent company investment.

Cash and Equivalents

Cash and equivalents include time deposits and money market funds with original maturities of three months or less.

Investments

Short-term investments consist primarily of time deposits and U.S. Treasury securities and are carried at fair value. Investments in marketable equity securities are classified as available-for-sale and are recorded at fair value with any unrealized holding gains or losses, net of tax, included in accumulated other comprehensive income (loss). Investments in equity securities that are not traded on public stock exchanges and held-to-maturity debt securities are recorded at cost.

AbbVie reviews the carrying value of investments each quarter to determine whether an other than temporary decline in market value exists. AbbVie considers factors affecting the investee, factors affecting the industry the investee operates in and general equity market trends. The company considers the length of time an investment's market value has been below cost and the near-term prospects for recovery. When AbbVie determines that an other than temporary decline has occurred, the cost basis investment is written down with a charge to income and the available-for-sale securities' unrealized loss is recognized as a charge to income and removed from accumulated other comprehensive income (loss) (AOCI).

Accounts Receivable

Accounts receivable are stated at their net realizable value. The allowance against gross accounts receivable reflects the best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Accounts receivable are written off after all reasonable means to collect the full amount (including litigation, where appropriate) have been exhausted. The allowance was $178 million at December 31, 2012 and $161 million at December 31, 2011.

Inventories

Inventories are valued at the lower of cost (first-in, first-out basis) or market. Cost includes material and conversion costs. Inventories, net, consist of the following.

as of December 31 (in millions)	2012	2011

Finished goods	$547	$429
Work-in-process	286	207
Materials	258	236

Inventories, net	$1,091	$872

Property and Equipment

as of December 31 (in millions)	2012	2011

Land	$94	$106
Buildings	1,278	1,305
Equipment	4,865	4,331
Construction in progress	305	206

Property and equipment, gross	6,542	5,948
Less accumulated depreciation	(4,295)	(3,804)

Property and equipment, net	$2,247	$2,144

Depreciation for property and equipment is recorded on a straight-line basis over the estimated useful lives of the assets. The estimated useful life for buildings ranges from 15 to 66 years, with an average depreciation period of 25 years, and five to 35 years for equipment, with an average depreciation period of 10 years. Leasehold improvements are amortized over the life of the related facility lease (including any renewal periods, if appropriate) or the asset, whichever is shorter. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $525 million, $508 million and $476 million, respectively. Equipment includes certain computer software and software development costs incurred in connection with developing or obtaining software for internal use. Assets under capital leases included in property and equipment in the combined balance sheets are not material.

Litigation

Loss contingency provisions are recorded for probable losses at management's best estimate of a loss. When a best estimate cannot be made, a minimum loss contingency amount is recorded. Legal fees are expensed as incurred.

Product Liability

AbbVie accrues for product liability claims, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information. The liabilities are adjusted quarterly as additional information becomes available. Receivables for insurance recoveries for product liability claims are recorded as assets, on an undiscounted basis, when it is probable that a recovery will be realized.

Business Combinations

Results of operations of acquired companies are included in AbbVie's results of operations as of the respective acquisition dates. Assets acquired and liabilities assumed are recognized at the date of acquisition at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recognized as goodwill. Contingent consideration is recognized at the estimated fair value on the acquisition date, which is determined by utilizing a probability weighted discounted cash flow model. Subsequent changes to the fair value of contingent payments are recognized in earnings. The allocation of purchase price in certain cases may be subject to revision based on the final determination of fair value. Legal costs, audit fees, business valuation costs and all other business acquisition costs are expensed when incurred.

Goodwill and Intangible Assets

Purchased intangible assets are recorded at fair value using a discounted cash flow model. The discounted cash flow model requires assumptions about the timing and amount of future net cash flows, risk, the cost of capital, terminal values and market participants. Definite-lived intangibles are amortized over their estimated useful lives. AbbVie reviews the recoverability of definite-lived intangible assets whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Impairment is reviewed by comparing projected undiscounted cash flows to be generated by the asset to its carrying value. If the undiscounted cash flows of an intangible asset are less than the carrying value of an intangible asset, the intangible asset is written down to its fair value, which is usually the discounted cash flow amount and a loss is recorded equal to the excess of the asset's net carrying value over its fair value. Where cash flows cannot be identified for an individual asset, the review is applied at the lowest level for which cash flows are identifiable.

Goodwill and indefinite-lived assets are not amortized but are subject to an impairment review annually and whenever indicators of impairment exist. An impairment of goodwill would occur if the carrying amount of a reporting unit exceeded the fair value of that reporting unit, calculated using a weighting of the income approach and the market approach. The fair value under the income approach is calculated as the present value of estimated cash flows discounted using a risk-free market rate adjusted for a market participant's view of similar companies and perceived risks in cash flows. The fair value under the market approach is calculated using market multiples for peer groups applied to the operating results of the reporting units to determine fair value. The implied fair value of goodwill is then determined by subtracting the fair value of all identifiable net assets other than goodwill from the fair value of the reporting units, with an impairment charge recorded for the excess, if any, of the carrying amount of goodwill over the implied fair value. Based on the company's most recent annual impairment test performed in the third quarter, the fair value of the reporting units was substantially in excess of their carrying value.

Indefinite-lived assets are tested for impairment by comparing the fair value of each intangible asset with its carrying value. The value of indefinite-lived is based on the present value of projected cash flows using an income approach. If the carrying value exceeds fair value, the intangible asset is considered impaired and is reduced to fair value.

Acquired In-Process Research and Development

The initial costs of rights to acquired in-process research and development (IPR&D) projects acquired in an asset acquisition are expensed as IPR&D unless the project has an alternative future use. These costs include initial payments incurred prior to regulatory approval in connection with research and development collaboration agreements that provide rights to develop, manufacture, market and/or sell pharmaceutical products. The fair value of IPR&D projects acquired in a business combination are capitalized and accounted for as indefinite-lived intangible assets until the underlying project receives regulatory approval, at which point the intangible asset will be accounted for as a definite-lived intangible asset, or discontinuation, at which point the intangible asset will be written off. Development costs incurred after the acquisition are expensed as incurred. Indefinite- and definite-lived assets are subject to impairment reviews as discussed previously.

Foreign Currency Translation

Foreign subsidiary earnings are translated into U.S. dollars using average exchange rates. The net assets of foreign subsidiaries are translated into U.S. dollars using current exchange rates. The U.S. dollar effects that arise from translating the net assets of these subsidiaries at changing rates are recognized in other comprehensive income (OCI). The net assets of subsidiaries in highly inflationary economies are remeasured as if the functional currency were the reporting currency. The remeasurement is recognized in earnings and is immaterial for all years presented.

Derivatives

All derivative instruments are recognized as either assets or liabilities at fair value in the combined balance sheets and are classified as current or long-term based on the scheduled maturity of the instrument. The accounting for changes in the fair value of a derivative instrument depends on whether it has been formally designated and qualifies as part of a hedging relationship under the applicable accounting standards and, further, on the type of hedging relationship.

For derivatives formally designated as hedges, the company assesses at inception and quarterly thereafter, whether the hedging derivatives are highly effective in offsetting changes in the fair value or cash flows of the hedged item. The changes in fair value of a derivative designated as a fair value hedge and of the hedged item attributable to the hedge risk are recognized in earnings immediately. Fair value hedges are used to hedge the interest rate risk associated with certain of the company's fixed-rate debt. The effective portions of changes in the fair value of a derivative designated as a cash flow hedge are reported in AOCI and are subsequently recognized in earnings consistent with the underlying hedged item. Cash flow hedges are used to manage exposures from changes in foreign currency exchange rates.

The derivatives that are not designated and do not qualify as hedges are adjusted to fair value through current earnings. If it is determined that a derivative is no longer highly effective as a hedge, the company discontinues hedge accounting prospectively. Gains or losses are immediately reclassified from AOCI to earnings relating to hedged forecasted transactions that are no longer probable of occurring. Gains or losses relating to terminations of effective cash flow hedges in which the forecasted transactions are still probable of occurring are deferred and recognized consistent with the income or loss recognition of the underlying hedged items. Terminations of a fair value hedge result in a cumulative fair value adjustment to the hedged items at the date of termination which is amortized to earnings over the remaining term of the hedged item.

Derivatives, including those that are not designated as a hedge, are principally classified in the operating section of the combined statements of cash flows, consistent with the underlying hedged item.

Refer to Note 8 for information regarding AbbVie's derivative and hedging activities.

Earnings per Share

The numerator for both basic and diluted earnings per common share (EPS) is net earnings attributable to AbbVie. The denominator for basic and diluted EPS is based on the number of shares of AbbVie common stock outstanding on the distribution date. On January 1, 2013, the distribution date, Abbott shareholders of record as of the close of business on December 12, 2012 received one share of AbbVie common stock for every one share of Abbott's common stock held as of the record date.

Basic and diluted earnings per common share and the average number of common shares outstanding were calculated using the number of AbbVie common shares outstanding immediately following the distribution. The same number of shares was used to calculate basic and diluted earnings per share since no AbbVie equity awards were outstanding prior to the distribution.

years ended December 31 (in millions, except per share amounts)	2012	2011	2010

Net earnings	$5,275	$3,433	$4,178
Basic and diluted earnings per common share	3.35	2.18	2.65
Basic and diluted average shares outstanding	1,577	1,577	1,577

Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Supplemental Financial Information

Note 2

Supplemental Financial Information

Inventories

(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

Property and Equipment, Net

(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

Depreciation expense for the three months ended March 31, 2013 and 2012 was $92 million and $140 million, respectively.

Interest Expense (Income), Net

	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

Note 3  Supplemental Financial Information

Interest Expense, net

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Other (Income) Expense

Other (income) expense, net, for 2012 included income of $21 million from the resolution of a contractual agreement and a loss of $52 million for the impairment of an equity security. Other (income) expense, net, included losses of $29 million in 2012 and $56 million in 2011 of fair value adjustments and accretion in the contingent consideration related to the acquisition of Solvay SA's U.S. pharmaceuticals business (Solvay). Other (income) expense, net, for 2012, 2011 and 2010 also included ongoing contractual payments from Takeda associated with the conclusion of the TAP Pharmaceutical Products Inc. joint venture in 2008.

Accounts Payable and Accrued Liabilities

as of December 31 (in millions)	2012	2011

Sales rebates	$1,616	$1,537
Accounts payable	556	417
Salaries, wages and commissions	523	435
Royalty license arrangements	398	417
Government investigation	—	1,509
Acquired IPR&D	—	400
Other	1,718	1,166

Accounts payable and accrued liabilities	$4,811	$5,881

Long-Term Liabilities

as of December 31 (in millions)	2012	2011

Deferred income taxes	$360	$646
Pension and other post-employment benefits	979	397
Other	900	617

Long-term liabilities	$2,239	$1,660

Accumulated Other Comprehensive Income (Loss)

The net-of-tax components of AOCI, a component of parent company equity, were as follows.

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)

Acquisitions, Collaborations and Other Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions, Collaborations and Other Arrangements
Acquisitions, Collaborations and Other Arrangements

Note 4

Acquisitions, Collaborations and Other Arrangements

In the first quarter of 2012, cash outflows related to acquisitions, collaborations and other arrangements totaled $671 million, and the company recorded acquired in-process research and development (IPR&D) charges of $150 million.  There were no cash outflows related to acquisitions, collaborations and other arrangements or IPR&D charges recorded in the first quarter of 2013.

Reata Pharmaceuticals, Inc.

In the fourth quarter of 2011, AbbVie entered into a collaboration with Reata for the joint development and commercialization of second-generation oral antioxidant inflammation modulators resulting in a charge to IPR&D of $400 million, which was paid in the first quarter of 2012.

Galapagos NV

In February 2012, AbbVie recorded a charge to IPR&D of $150 million as a result of entering into a global collaboration with Galapagos NV to develop and commercialize a next-generation, oral Janus Kinase 1 (JAK1) inhibitor in Phase II development with the potential to treat multiple autoimmune diseases.  Additional payments of approximately $1.2 billion could be required for the achievement of certain development, regulatory and commercial milestones under this agreement.

Note 4  Acquisitions, Collaborations and Other Arrangements

In 2012, 2011 and 2010, cash outflows related to acquisitions, collaborations and other arrangements totaled $688 million, $273 million and $2.6 billion, respectively. AbbVie recorded IPR&D charges of $288 million, $673 million and $313 million in 2012, 2011 and 2010, respectively. The following are the more significant acquisitions and investments, including licensing and collaboration agreements, some of which require contingent milestone payments.

Acquisitions

Solvay SA Pharmaceuticals

In February 2010, AbbVie acquired Solvay and certain other product rights for approximately $1.9 billion, in cash, plus contingent payments of up to EUR 100 million per year if certain sales milestones are met in 2011, 2012 and 2013. The total consideration was valued at $2.2 billion, which includes the $1.9 billion cash payment plus the estimated fair value of the milestone-based contingent payments of approximately $290 million. The estimated fair value of the contingent consideration was based on the estimated probability of achieving the specified sales milestones discounted based on the expected timing of payment. Subsequent changes to the fair value of contingent payments are recognized in earnings.

This transaction provides AbbVie with a complementary pharmaceutical product portfolio including the U.S. rights to AndroGel and Creon, worldwide rights to Duodopa, and various research and development projects. AbbVie acquired control of this business on February 15, 2010, and the financial results of the acquired operations are included in these financial statements beginning on that date. Net sales of the acquired operations were approximately $1.1 billion in 2010. Had the Solvay acquisition taken place on January 1, 2010, combined net sales and net earnings would not have been significantly different from reported amounts. The acquisition was funded with cash and short-term investments.

The allocation of the fair value of the arrangement as of the acquisition date is shown in the table below.

(in billions)

Acquired intangible assets, non-deductible	$1.8
IPR&D, non-deductible	0.5
Goodwill, non-deductible	0.4
Deferred income taxes	(0.5)

Total consideration	$2.2

The excess of the purchase price over the fair value of the assets acquired and liabilities assumed of approximately $400 million was recorded as goodwill. Goodwill is attributable to expected synergies and other benefits AbbVie believed would result from the acquisition. Acquired intangible assets consist primarily of product rights for currently marketed products and are amortized over 2 to 13 years (average of 8 years). Acquired IPR&D projects are accounted for as indefinite-lived intangible assets until regulatory approval or discontinuation.

Facet Biotech Corporation

In April 2010, AbbVie acquired the outstanding shares of Facet Biotech Corporation (Facet) for approximately $430 million, in cash, net of cash held by Facet. The acquisition enhances AbbVie's early-and mid-stage pharmaceutical pipeline, including daclizumab, a biologic for multiple sclerosis, and an oncology compound. A substantial portion of the fair value of the acquisition, including $381 million for daclizumab, has been allocated to acquired IPR&D projects that are accounted for as indefinite-lived intangible assets until regulatory approval or discontinuation. Had the Facet acquisition taken place on January 1, 2010, combined net sales and net earnings would not have been significantly different from reported amounts.

Collaborations and Other Arrangements

The company enters into collaborative agreements with third parties to develop and commercialize drug candidates. Collaborative activities may include joint research and development and commercialization of new products. AbbVie generally receives certain licensing rights under these arrangements. These collaborations often require upfront payments and may include additional milestone, research and development cost sharing, royalty or profit share payments, contingent upon the occurrence of certain future events linked to the success of the asset in development and commercialization. Upfront payments associated with collaborative arrangements during the development stage are expensed to IPR&D. Subsequent payments made to the partner for the achievement of milestones during the development stage are expensed to R&D when the milestone is achieved. Milestone payments made to the partner subsequent to regulatory approval are capitalized as intangible assets and amortized to cost of products sold over the estimated useful life of the related asset. Royalty and sales-based milestones are expensed as cost of products sold when incurred.

Reata Pharmaceuticals, Inc.

During 2010 and 2011, AbbVie entered into a series of transactions with Reata Pharmaceuticals, Inc. (Reata). AbbVie acquired equity interests in Reata of $62 million each in 2011 and 2010. In 2010, AbbVie entered into an agreement to acquire licensing rights outside the United States, excluding certain Asian markets, to bardoxolone methyl, a product in development for the treatment of chronic kidney disease, resulting in a charge to IPR&D of $238 million. The achievement of certain development milestones under the license agreement resulted in charges of $50 million in 2012 to R&D and $188 million in 2011 to IPR&D. Additional payments of up to $150 million could be required for the achievement of certain development and regulatory milestones associated with the chronic kidney disease compound in development.

In the fourth quarter of 2011, AbbVie entered into a collaboration with Reata for the joint development and commercialization of second-generation oral antioxidant inflammation modulators resulting in a charge to IPR&D of $400 million, which was paid in the first quarter of 2012.

On October 17, 2012, Reata informed AbbVie that it is discontinuing the Phase III clinical study for bardoxolone methyl for chronic kidney disease. Reata and AbbVie will closely examine the data from this study to determine whether there is an appropriate path forward for the development of bardoxolone methyl in chronic kidney disease or other indications. In the fourth quarter of 2012, AbbVie recorded a charge of $52 million in other (income) expense, net for the impairment of the equity investment in Reata.

Seattle Genetics, Inc.

In October 2012, AbbVie recorded a charge to IPR&D of $28 million as a result of entering into a two-year collaboration agreement with Seattle Genetics, Inc. to research, develop and commercialize up to three compounds with Antibody-Drug Conjugate approaches. Additional payments of up to $220 million for each licensed compound may be required based on the achievement of specified development, regulatory and commercial milestones under this agreement.

Action Pharma A/S

In May 2012, AbbVie recorded a charge to IPR&D of $110 million as a result of the acquisition of ABT-719 (previously referred to as AP214), a drug under development for the prevention of acute kidney injury associated with major cardiac surgery in patients at increased risk.

Galapagos NV

In February 2012, AbbVie recorded a charge to IPR&D of $150 million as a result of entering into a global collaboration with Galapagos NV to develop and commercialize a next-generation, oral Janus Kinase 1 (JAK1) inhibitor in Phase II development with the potential to treat multiple autoimmune diseases. Additional payments of approximately $1.2 billion could be required for the achievement of certain development, regulatory and commercial milestones under this agreement.

Biotest AG

In June 2011, AbbVie entered into a global agreement with Biotest AG to develop and commercialize an anit-CD4, a treatment for rheumatoid arthritis and psoriasis, resulting in an $85 million charge to IPR&D. AbbVie could, in the future, be required to make additional payments totaling up to $395 million based on the achievement of certain development, regulatory and commercial milestones under this agreement.

Neurocrine Biosciences, Inc.

In June 2010, AbbVie entered into an exclusive worldwide agreement with Neurocrine Biosciences, Inc. to develop and commercialize a product for the treatment of endometriosis, resulting in a $75 million charge to IPR&D. AbbVie could, in the future, be required to make additional payments of up to $500 million based on the achievement of certain development, regulatory and commercial milestones under this agreement.

Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 5

Goodwill and Intangible Assets

The latest impairment assessment of goodwill and intangible assets not subject to amortization was completed in the third quarter of 2012.  Future impairment tests for goodwill and indefinite-lived intangible assets will be performed annually in the third quarter, or earlier if indicators of impairment exist.  Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

Goodwill

The carrying amount of goodwill at March 31, 2013 and December 31, 2012 was $6,060 million and $6,130 million, respectively.  Changes in the goodwill balance were due to foreign currency translation.  As of March 31, 2013, there were no accumulated goodwill impairment losses.

Other Intangible Assets, Net

The following table summarizes AbbVie’s intangible assets.

	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination.  Amortization expense for the three months ended March 31, 2013 and 2012 was $135 million and $179 million, respectively.  There were no impairment charges recorded in the three months ended March 31, 2013 and 2012.

Note 5  Goodwill and Intangible Assets

The carrying amount of goodwill at December 31, 2012 and 2011 was $6,130 million and $6,100 million, respectively. Changes in the goodwill balance were due to foreign currency translation. As of December 31, 2012, there were no accumulated goodwill impairment losses.

The following table summarizes AbbVie's intangible assets.

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910

The indefinite-lived intangible assets relate to IPR&D acquired in a business combination. Amortization expense for 2012, 2011 and 2010 was $625 million, $764 million and $708 million, respectively. In 2012 and 2011, AbbVie recorded impairment charges of $13 million and $46 million, respectively, for certain projects under development. These charges are included in R&D expenses. At December 31, 2012, the anticipated annual amortization expense for intangible assets recorded as of December 31, 2012 was $511 million in 2013, $348 million in 2014, $267 million in 2015, $140 million in 2016 and $116 million in 2017. Intangible asset amortization is included in cost of products sold in the combined statements of earnings. Amortizable intangible assets are amortized over 2 to 16 years with an average of 11 years for both developed product rights and license agreements.

Restructuring Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Plans
Restructuring Plans

Note 6

Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs.  In the first quarter of 2013, AbbVie recorded a charge of approximately $9 million for employee severance and contractual obligations, with $7 million classified in cost of products sold and $2 million as SG&A expenses.  In the first three months of 2012, AbbVie incurred restructuring charges of $17 million.  The following summarizes the activity for the restructuring accrual for the first three months of 2013.

(in millions)
Accrued balance at December 31, 2012	$193
2013 restructuring charges	9
Payments and other adjustments	(24)
Accrued balance at March 31, 2013	$178

Included in payments and other adjustments for the period ended March 31, 2013 was a $23 million reversal of a previously recorded restructuring reserve due to the company’s re-evaluation of a prior year decision to exit a manufacturing facility.

Note 6  Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs. In 2012, AbbVie recorded a charge of approximately $177 million for employee severance and contractual obligations, primarily related to the exit from an R&D facility with $169 million classified in R&D and $8 million as SG&A expenses. In 2011, AbbVie recorded a charge of $160 million reflecting employee severance and other related charges, with $42 million classified as cost of products sold, $69 million as R&D and $49 million as SG&A expenses. The following summarizes the activity for these restructurings.

(in millions)

Accrued balance at December 31, 2009	$54
Payments and other adjustments	(54)

Accrued balance at December 31, 2010	—
2011 restructuring charges	160
Payments and other adjustments	(70)

Accrued balance at December 31, 2011	90
2012 restructuring charges	177
Payments and other adjustments	(74)

Accrued balance at December 31, 2012	$193

An additional $69 million, $26 million and $7 million were subsequently recorded in 2012, 2011 and 2010, respectively, relating to these restructurings, primarily for accelerated depreciation.

Solvay Plans

In 2010, AbbVie management approved restructuring plans primarily related to the acquisition of Solvay. This plan streamlined operations, improved efficiencies and reduced costs in certain Solvay sites and functions as well as in certain AbbVie and Solvay commercial organizations in various countries. In 2010, AbbVie recorded a charge of $147 million, with $6 million classified in cost of products sold, $126 million classified in R&D and $15 million classified in SG&A expenses. The following summarizes the employee severance activity for this restructuring.

(in millions)

2010 employee severance charge	$147
Payments and other adjustments	(35)

Accrued balance at December 31, 2010	112
Payments and other adjustments	(92)

Accrued balance at December 31, 2011	20
Payments and other adjustments	(20)

Accrued balance at December 31, 2012	$—

An additional $27 million and $17 million were recorded in 2011 and 2010, respectively, relating to this restructuring, primarily for accelerated depreciation and asset impairments.

Debt, Credit Facilities, and Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Debt, Credit Facilities, and Commitments and Contingencies
Debt, Credit Facilities, and Commitments and Contingencies

Note 7  Debt, Credit Facilities, and Commitments and Contingencies

Long-Term Debt

The following is a summary of long-term debt as of December 31, 2012.

(in millions)	Effective interest rate in 2012(a)	2012

Floating rate notes due 2015	1.13%	500
1.2% notes due 2015	1.24%	3,500
1.75% notes due 2017	1.82%	4,000
2.0% notes due 2018	2.12%	1,000
2.9% notes due 2022	3.01%	3,100
4.4% notes due 2042	4.50%	2,600
Other	—	104
Fair value hedges and unamortized bond discounts	—	(152)

Total long-term debt and lease obligations		14,652
Current portion		22

Noncurrent portion		$14,630

(a)
Excludes the effect of any related interest rate swaps.

In November 2012, AbbVie issued $14.7 billion aggregate principal amount of senior notes. Approximately $3.0 billion of these senior notes were issued to Abbott as partial consideration for the transfer of assets from Abbott to AbbVie. AbbVie used part of the net proceeds from the sale of senior notes (other than the senior notes issued to Abbott) to finance the payment made in November 2012 of a $10.2 billion distribution to Abbott, as provided by the terms of the separation agreement. The debt was guaranteed by Abbott until AbbVie separated from Abbott on January 1, 2013.

AbbVie may redeem all of the senior notes of each series, other than the floating notes due in 2015, at any time, and some of the senior notes of each series, other than the floating notes due in 2015, from time to time, at a redemption price equal to the principal amount of the senior notes redeemed plus a make-whole premium. AbbVie may not redeem the floating notes due in 2015 prior to maturity.

Debt issuance costs incurred in connection with the senior note debt offering, which totaled $63 million, are being amortized over the respective terms of the notes to interest expense in the combined statements of earnings.

At December 31, 2012, the company was in compliance with its senior note covenants.

Short-Term Borrowings

At December 31, 2012, short-term borrowings included $1.0 billion of commercial paper borrowings. The weighted-average interest rate on short-term borrowings was 0.4% at December 31, 2012. AbbVie has a $2.0 billion unsecured bank credit facility agreement, which backs the commercial paper program, and matures in July 2017. Abbott was relieved of its obligations under the credit facility upon separation of AbbVie from Abbott on January 1, 2013, and AbbVie became the sole obligor of this facility. The credit facility enables the company to borrow funds on an unsecured basis at floating interest rates. At December 31, 2012, the company was in compliance with its credit facility covenants. Compensating balances and commitment fees are not material.

Leases

As part of the separation, AbbVie entered into agreements to lease certain facilities, including office, laboratory, and factory and warehouse space, under principally non-cancelable operating leases. The leases generally provide for the company to pay taxes, maintenance, insurance and other operating costs of the leased property. AbbVie also leases office space on a short-term basis typically under cancelable operating leases. The company has capital lease obligations principally for automobiles. As of December 31, 2012, annual future minimum lease payments are not material.

Future Minimum Lease Payments and Long-Term Debt Maturities

as of and for the years ended December 31 (in millions)

2013	$22
2014	15
2015	4,012
2016	9
2017	4,000
Later years	6,746

Total obligations and commitments	14,804
Fair value hedges and unamortized bond discounts	(152)

Current and long-term debt and lease obligations	$14,652

Contingencies and Guarantees

In connection with the distribution, AbbVie has indemnified Abbott for all liabilities resulting from the operation of AbbVie's business other than income tax liabilities with respect to periods prior to the distribution date and other liabilities as agreed to by AbbVie and Abbott. AbbVie has no material exposures to off-balance sheet arrangements, no special-purpose entities and no activities that included non-exchange-traded contracts accounted for at fair value. In the ordinary course of business, AbbVie has periodically entered into third-party agreements, such as the assignment of product rights, which have resulted in AbbVie becoming secondarily liable for obligations for which AbbVie had previously been primarily liable. Since AbbVie no longer maintains a business relationship with the other parties, AbbVie is unable to develop an estimate of the maximum potential amount of future payments, if any, under these obligations. Based upon past experience, the likelihood of payments under these agreements is remote. AbbVie periodically acquires a business or product rights in which AbbVie agrees to pay contingent consideration based on attaining certain thresholds or based on the occurrence of certain events.

Financial Instruments and Fair Value Measures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Financial Instruments and Fair Value Measures

Note 8

Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations.  The company’s hedging policy attempts to manage these risks to an acceptable level based on the company’s judgment of the appropriate trade-off between risk, opportunity and costs.  The company uses derivative instruments to reduce its exposure to foreign currency exchange rates.  The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates.  The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount.  Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company’s outstanding derivative instruments contain credit risk related contingent features; collateral is generally not required.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity.  These contracts, with notional amounts totaling $529 million and $1.0 billion at March 31, 2013 and December 31, 2012, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of March 31, 2013 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans.  The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed.  At March 31, 2013 and December 31, 2012, AbbVie held notional amounts of $3.8 billion and $4.3 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at March 31, 2013 and December 31, 2012.  The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt.  AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

While certain derivatives are subject to netting arrangements with the company’s counterparties, the company does not offset derivative assets and liabilities within the condensed consolidated balance sheets.

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the three months ended March 31, 2013 and 2012, respectively.  The amount of hedge ineffectiveness was not significant for the three months ended March 31, 2013 or 2012.

	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

The loss of $40 million related to fair value hedges recognized in net interest expense for the first three months of 2013 was offset by $40 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

·                  Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

·                  Level 2 – Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

·                  Level 3 – Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the condensed consolidated balance sheets as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheet as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs.  The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges.

The contingent payments are valued using a discounted cash flow technique that reflects management’s expectations about probability and timing of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $0.3 million and $1 million at March 31, 2013 and December 31, 2012, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels.  The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and investments.

(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

In connection with the acquisition of Solvay’s U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $131 million in the first quarter of 2013 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the condensed consolidated balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of March 31, 2013 and December 31, 2012 are shown in the table below.

	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of March 31, 2013.

		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities.  In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement.  The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments.  The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments.  There were no material adjustments to fair value during the three months ended March 31, 2013 or 2012.  The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions.  The company monitors concentrations of credit risk associated with deposits with financial institutions.  Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 41 percent and 48 percent of total net accounts receivables as of March 31, 2013 and December 31, 2012, respectively, and substantially all of AbbVie’s U.S. sales are to these three wholesalers.  In addition, net governmental receivables outstanding in Greece, Portugal, Italy and Spain totaled $781 million at March 31, 2013 and $725 million at December 31, 2012.

Note 8  Financial Instruments and Fair Value Measures

Risk Management Policy

The company is exposed to foreign currency exchange rate and interest rate risks related to its business operations. The company's hedging policy attempts to manage these risks to an acceptable level based on the company's judgment of the appropriate trade-off between risk, opportunity and costs. The company uses derivative instruments to reduce its exposure to foreign currency exchange rates. The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates. The company periodically enters into interest rate swaps, based on judgment, to manage interest costs in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount. Derivative instruments are not used for trading purposes or to manage exposure to changes in interest rates for investment securities, and none of the company's outstanding derivative instruments contain credit risk related contingent features.

Financial Instruments

Various AbbVie foreign subsidiaries enter into foreign currency forward exchange contracts to manage exposures to changes in foreign exchange rates for anticipated intercompany transactions denominated in a currency other than the functional currency of the local entity. These contracts, totaling $1.0 billion and $249 million at December 31, 2012 and 2011, respectively, are designated as cash flow hedges and are recorded at fair value. Accumulated gains and losses as of December 31, 2012 will be included in cost of products sold at the time the products are sold, generally through the next twelve months.

The company enters into foreign currency forward exchange contracts to manage its exposure to foreign currency denominated trade payables and receivables and intercompany loans. The contracts are marked-to-market, and resulting gains or losses are reflected in income and are generally offset by losses or gains on the foreign currency exposure being managed. At December 31, 2012 and 2011, AbbVie held $4.3 billion and $3.0 billion, respectively, of such foreign currency forward exchange contracts.

AbbVie was a party to interest rate hedge contracts, designated as fair value hedges, totaling $8.0 billion at December 31, 2012. The effect of the hedge is to change a fixed-rate interest obligation to a floating rate for that portion of the debt. AbbVie recorded the contracts at fair value and adjusted the carrying amount of the fixed-rate debt by an offsetting amount.

The following table summarizes the amounts and location of AbbVie's derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

The following table summarizes the activity for derivative instruments and the amounts and location of income (expense) and gain (loss) reclassified into income and for certain other derivative instruments for the years ended December 31. The amount of hedge ineffectiveness was not significant in 2012, 2011 and 2010.

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

The loss of $81 million related to fair value hedges recognized in net interest expense in 2012 was offset equally by $81 million in gains on the underlying hedged item, the fixed-rate debt.

Fair Value Measures

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels.

  •
  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets that the company has the ability to access;

  •
  Level 2—Valuations based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

  •
  Level 3—Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company's management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheets as of December 31.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Available-for-sale equity securities consist of investments for which the fair value is determined by using the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The derivatives entered into by the company are valued using publicized spot and forward prices for foreign currency hedges and publicized swap curves for interest rate hedges. The contingent payments are valued using a discounted cash flow technique that reflects management's expectations about probability of payment.

Gross unrealized holding gains on available-for-sale equity securities totaled $1 million and $44 million at December 31, 2012 and 2011, respectively.

There have been no transfers of assets or liabilities between the fair value measurement levels. The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

In connection with the acquisition of Solvay's U.S. pharmaceuticals business in 2010, the achievement of a certain sales milestone resulted in a payment of approximately $134 million in 2012 for which a liability was previously established.

In addition to the financial instruments that the company is required to recognize at fair value on the combined balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. The carrying values and fair values of certain financial instruments as of December 31 are shown in the table below.

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

The following table summarizes the bases used to measure the approximate fair values of the financial instruments as of December 31, 2012.

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—

Investments consist of cost method investments and held-to-maturity debt securities. In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement. The fair value of held-to-maturity debt securities and long-term debt was estimated based upon the quoted market prices for the same or similar debt instruments. The fair values of short-term and current borrowings approximate the carrying values due to the short maturities of these instruments. There were no material adjustments to fair value during the years ended December 31, 2012 and 2011, of assets and liabilities that are not measured at fair value on a recurring basis, except as discussed in Note 4 regarding the impairment of the company's investment in Reata. The counterparties to financial instruments consist of select major international financial institutions.

Concentrations of Risk

The company invests excess cash in time deposits, money market funds and U.S. Treasury securities and diversifies the concentration of cash among different financial institutions. The company monitors concentrations of credit risk associated with deposits with financial institutions. Credit exposure limits have been established to limit a concentration with any single issuer or institution.

Three U.S. wholesalers accounted for 48 percent and 43 percent of total net accounts receivables as of December 31, 2012 and 2011, respectively, and substantially all of AbbVie's U.S. sales are to these three wholesalers. In addition, governmental accounts in Greece, Portugal, Italy and Spain accounted for 20 percent and 30 percent of total net accounts receivable as of December 31, 2012 and 2011, respectively.

Post-Employment Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Post-Employment Benefits
Post-Employment Benefits

Note 10

Post-Employment Benefits

Prior to separation, AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott.  These plans included participants of Abbott’s other businesses and were accounted for as multi-employer plans in AbbVie’s combined financial statements.  As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans.  In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans were separated and AbbVie assumed obligations previously provided by Abbott and a portion of certain plans owned by AbbVie at December 31, 2012 were transferred to Abbott.

The amounts shown in the table below reflect the amount of AbbVie’s assumption of the net obligations for pension and other post-employment benefits.

(in millions)	Defined benefit plans	Other post-employment plans
Accumulated benefit obligation	$2,407	$270
Deferred losses	(1,392)	(46)

Projected benefit obligations	2,873	270
Fair value of assets	2,252	—
Net liability	$621	$270

Net Periodic Benefit Cost

	Defined benefit plans		Other post- employment plans
for the three months ended March 31 (in millions)	2013	2012	2013	2012
Service cost	$47	$4	$6	$—
Interest cost	48	8	6	—
Expected return on plan assets	(66)	(5)	—	—
Amortization of actuarial losses and prior service costs	28	—	—	—
Net periodic pension benefit cost	$57	$7	$12	$—

In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan.

Note 9  Post-Employment Benefits

Abbott Sponsored Plans

AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott. These plans included participants of Abbott's other businesses and were accounted for as multiemployer plans in AbbVie's combined financial statements. As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans. Abbott made voluntary contributions to its defined benefit pension funds that AbbVie accounts for as multiemployer plans totaling $310 million, $289 million and $439 million in 2012, 2011 and 2010, respectively. The multiemployer pension plans were approximately 94 percent and 99 percent funded as of December 31, 2012 and 2011, respectively. In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans will be separated and Abbott will transfer certain liabilities and assets of these plans to AbbVie. The estimated amounts that will be assumed by AbbVie in 2013 are shown in the table below.

(in millions)	Defined benefit plans	Other post-employment plans

Accumulated benefit obligations	$2,456	$318
Deferred losses	(1,422)	(59)
Projected benefit obligations	2,929	318
Fair value of assets	2,295	—

Net liability	$634	$318

For Abbott sponsored defined benefit and post-employment benefit plans, AbbVie recorded expenses of $200 million in 2012 and $150 million in both 2011 and 2010.

AbbVie Sponsored Plans

AbbVie is the sole sponsor for certain other defined benefit pension and other post-employment plans, which have been reflected in the combined balance sheets as of December 31, 2012 and 2011. During 2012, in preparation for the separation from Abbott, certain pension and other post-employment benefit plans were assumed by AbbVie and have been reflected in the December 31, 2012 combined balance sheet. AbbVie made voluntary contributions to the AbbVie sponsored pension plans of $46 million, $64 million and $50 million in 2012, 2011 and 2010, respectively. In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan, which was assumed in 2013.

The benefit plan information in the table below pertains to the AbbVie sponsored pension and other post-employment plans.

	Defined benefit plans		Other post-employment plans
as of and for the years ended December 31 (in millions)	2012	2011	2012

Projected benefit obligations
Beginning of period	$649	$636	$—
Service cost	21	18	—
Interest cost	38	32	—
Assumption of plan liabilities	797	—	231
Actuarial loss (gain)	182	(1)	—
Benefits paid	(40)	(35)	—
Other, primarily foreign currency translation loss (gain)	22	(1)	—

End of period	$1,669	$649	$231

Fair value of plan assets
Beginning of period	$230	$201	$—
Actual return on plans assets	42	—	—
Company contributions	46	64	—
Assumption of plan assets	620	—	—
Benefits paid	(40)	(35)	—

End of period	898	230	—

Funded status at December 31	$(771)	$(419)	$(231)

Amounts recognized in combined balance sheets
Other assets	$11	$—	$—
Current liabilities	(27)	(22)	(7)
Long-term liabilities	(755)	(397)	(224)

Net liability at December 31	$(771)	$(419)	$(231)

Actuarial losses, net	$526	$97	$69
Prior service cost	10	1	(1)

AOCI at December 31	$536	$98	$68

The projected benefit obligations (PBO) in the table above included $1.1 billion and $405 million at December 31, 2012 and 2011, respectively, related to international defined benefit pension plans which are generally not funded, in accordance with local regulations. Benefit payments for those plans are funded from company assets.

For plans reflected in the table above, the accumulated benefit obligations (ABO) were $1.5 billion and $620 million at December 31, 2012 and 2011, respectively. For those plans reflected in the table above in which the ABO exceeded plan assets at December 31, 2012, the ABO, PBO and aggregate plan assets were $951 million, $1.0 billion and $278 million, respectively.

Amounts Recognized in AOCI and OCI

The pension and other post-employment plans' gains or losses and prior service costs or credits not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized to net periodic benefit cost in the future. The following is a summary of the pretax losses included in OCI for 2012 and 2011.

(in millions)

Actuarial loss	$167
Prior service cost	9
Amortization of prior service cost and actuarial losses	(7)
Foreign exchange loss	5

Total pretax loss recognized in OCI at December 31, 2012	$174

Actuarial loss	$19
Amortization of prior service cost and actuarial losses	(2)
Foreign exchange loss	2

Total pretax loss recognized in OCI at December 31, 2011	$19

The pretax amount of actuarial losses and prior service cost included in AOCI at December 31, 2012 that is expected to be recognized in the net periodic benefit cost in 2013 is $32 million for defined benefit plans and $3 million for other post-employment plans.

Net Periodic Benefit Cost

years ended December 31 (in millions)	2012	2011	2010

Service cost	$21	$18	$15
Interest cost	38	32	32
Expected return on plans assets	(29)	(21)	(16)
Amortization of actuarial losses and prior service costs	7	2	1

Net periodic pension benefit cost	$37	$31	$32

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	2012	2011

Discount rate	4.0%	5.1%
Rate of compensation increases	3.9%	4.2%

The assumptions above, which were used in calculating the December 31, 2012 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2013.

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	2012	2011	2010

Discount rate	5.1%	5.0%	5.4%
Expected long-term rate of return on plan assets	8.5%	8.5%	8.5%
Expected rate of change in compensation	4.2%	4.1%	3.7%

Pension Plan Assets

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$232	$232	$—	$—
U.S. mid cap(b)	45	31	14	—
International(c)	276	234	42	—
Fixed income securities
U.S. government securities(d)	73	24	49	—
Corporate debt instruments(e)	109	93	16	—
Government Securities International	26	26	—	—
Other	2	1	1	—
Absolute return funds(f)	90	22	37	31
Real assets	18	9	7	2
Other(g)	27	27	—	—

Fair value of plan assets	$898	$699	$166	$33

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$54	$53	$1	$—
U.S. mid cap(b)	17	5	12	—
International(c)	27	2	25	—
Fixed income securities
U.S. government securities(d)	35	16	19	—
Corporate debt instruments(e)	14	3	11	—
Other	2	2	—	—
Absolute return funds(f)	71	12	32	27
Other(g)	10	2	8	—

Fair value of plan assets	$230	$95	$108	$27

(a)
A mix of index funds that track the S&P 500 (50 percent in 2012 and 45 percent in 2011) and separate actively managed equity accounts that are benchmarked to the Russell 1000 (50 percent in 2012 and 55 percent in 2011).

(b)
A mix of index funds (75 percent) and separate actively managed equity accounts (25 percent) that track or are benchmarked to the S&P 400 midcap index.
(c)
Primarily separate actively managed pooled investment accounts that are benchmarked to the MSCI emerging market and various local indices.

(d)
Index funds (50 percent in 2012 and 45 percent in 2011) and separate actively managed accounts (50 percent in 2012 and 55 percent in 2011).

(e)
Index funds (20 percent in 2012 and 40 percent in 2011) and separate actively managed accounts (80 percent in 2012 and 60 percent in 2011).

(f)
Primarily funds invested by managers that have a global mandate with the flexibility to allocate capital broadly across a wide range of asset classes and strategies including, but not limited to equities, fixed income, commodities, interest rate futures, currencies and other securities to outperform an agreed upon benchmark with specific return and volatility targets.

(g)
Primarily investments in liquid commodity future contracts, private energy funds, cash and cash equivalents.

Equities that are valued using quoted prices are valued at the published market prices. Equities in a common collective trust or a registered investment company that are valued using significant other observable inputs are valued at the net asset value (NAV) provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund minus its liabilities. Fixed income securities that are valued using significant other observable inputs are valued at prices obtained from independent financial service industry-recognized vendors. Absolute return funds and commodities are valued at the NAV provided by the fund administrator.

The following table summarizes the change in the value of plan assets that are measured using significant unobservable inputs (Level 3).

(in millions)	2012	2011

January 1	$27	$22
Transfers in from other categories	—	3
Actual return on plan assets on hand at year end	3	(1)
Purchases, sales and settlements, net	3	3

December 31	$33	$27

The investment mix of equity securities, fixed income and other asset allocation strategies is based upon achieving a desired return, balancing higher return, more volatile equity securities, and lower return, less volatile fixed income securities. Investment allocations are made across a range of markets, industry sectors, capitalization sizes, and in the case of fixed income securities, maturities and credit quality. There are no known significant concentrations of risk in the plans' assets.

The plans' expected return on assets, as shown above is based on management's expectations of long-term average rates of return to be achieved by the underlying investment portfolios. In establishing this assumption, management considers historical and expected returns for the asset classes in which the plans are invested, as well as current economic and capital market conditions.

Expected Pension and Other Post-Employment Payments

(in millions)	Defined benefit plans	Other post-employment plans

2013	$58	$7
2014	59	7
2015	60	8
2016	64	8
2017	65	9
2018 to 2022	363	53

The above table reflects total benefit payments expected to be paid to participants, which includes payments funded from company assets as well as paid from the plans.

Other

AbbVie employees also participate in the Abbott Laboratories Stock Retirement Plan, which is Abbott's principal defined contribution plan. AbbVie recorded expense of $67 million, $68 million and $65 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to this plan.

AbbVie provides certain other post-employment benefits, primarily salary continuation plans, to qualifying employees and accrues for the related cost over the service lives of the employees.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 11

Stock-Based Compensation

Stock-based compensation expense recognized in the condensed consolidated statements of earnings was $87 million and $91 million during the three months ended March 31, 2013 and 2012, respectively.  Stock-based compensation expense for the three months ended March 31, 2012 was allocated to AbbVie based on the portion of Abbott’s incentive stock program in which AbbVie employees participated.

Prior to separation, AbbVie employees participated in Abbott’s incentive stock program.  Adopted after the separation, the AbbVie Incentive Stock Program provides for the assumption of certain awards granted under Abbott’s incentive stock program and authorizes the grant of several different forms of benefits, including nonqualified stock options, RSAs, and RSUs.

In connection with the separation, employee stock options, RSAs and RSUs were adjusted and converted into new equity awards using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the separation.  Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding.   Converted awards retained the vesting schedule and expiration date of the original awards.

Stock Options

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

The following table summarizes AbbVie stock option activity for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

The aggregate intrinsic value in the table above represents the difference between the exercise price and the company’s closing stock price on the last day of trading for the period ended March 31, 2013.  The total intrinsic value of options exercised in the three months ended March 31, 2013 was $42 million.

As of March 31, 2013, $5 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over approximately the next two years.

RSAs & RSUs

The following table summarizes AbbVie RSA and RSU balances for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

The fair market value of restricted stock awards and units vested in the three months ended March 31, 2013 was $267 million.  As of March 31, 2013, $217 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over approximately the next two years.

Note 10  Stock-Based Compensation

Prior to separation, AbbVie employees participated in Abbott's incentive stock program. In conjunction with the separation, the company adopted the AbbVie Incentive Stock Program, which provides for the assumption of certain awards granted under the Abbott incentive stock program and authorizes the grant of several different forms of benefits including nonqualified stock options, restricted stock awards (RSAs), and restricted stock units (RSUs). The AbbVie Incentive Stock Program initially reserved 100 million shares of common stock for issuance with respect to awards for participants. Subsequent to year-end, this reserve was reduced by approximately 7 million shares for stock option, RSA and RSU awards granted by AbbVie's Board of Directors.

The following disclosures represent the portion of Abbott's incentive stock program in which AbbVie employees participated. All awards granted under the program consisted of Abbott common shares. As such, all related equity account balances are reflected in Abbott's consolidated statements of stockholders' equity and have not been reflected in AbbVie's combined financial statements. AbbVie's combined statements of earnings reflects compensation expense for these stock-based awards associated with the portion of Abbott's incentive stock program in which AbbVie employees participated; accordingly, the amounts presented are not necessarily indicative of future performance and do not necessarily reflect the results that AbbVie would have experienced as an independent, publicly-traded company for the periods presented.

All equity award amounts presented below have not been converted to reflect the separation from Abbott. Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding. The value of the combined Abbott and AbbVie stock-based awards after separation was designed to generally preserve the intrinsic value and the fair value of the award immediately prior to separation. The per share data presented in this Note has not been adjusted to reflect the impact of the separation.

Stock Compensation Expense

Stock compensation expense recognized in the combined statements of earnings was $187 million, $163 million and $167 million in 2012, 2011 and 2010, respectively. The related tax benefit recognized was $56 million, $48 million and $51 million in 2012, 2011 and 2010, respectively. More than half of stock-compensation expense was classified in SG&A, with the remainder classified in R&D and cost of products sold. Compensation costs capitalized in the combined balance sheets at December 31, 2012 and 2011 was not significant.

Compensation expense for stock-based awards is measured based on the fair value of the awards, as of the date the share-based awards are granted and adjusted to the estimated number of awards that are expected to vest. Forfeitures are estimated based on historical experience at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. Compensation cost for stock-based awards are amortized over their service period, which could be shorter than the vesting period if an employee is retirement eligible, with a charge to compensation expense. For stock-based awards granted to retirement-eligible employees, compensation expense is recognized immediately at the grant date because the employee is able to retain the award without continuing to provide service.

Stock Options

The exercise price for options granted is at least equal to 100 percent of the market value on the date of grant. Stock options typically have a contractual term of 10 years and generally vest in one-third increments over a three-year period except for options with a replacement feature. Pre-2005 options were granted with a replacement option feature. The terms and conditions of the replacement option are the same in all material respects as those applicable to the original grant. When the exercise price of an option with a replacement option feature is paid with the common shares held by the employee, a replacement option is granted for the number of shares used to make that payment. The closing price of the common share on the business day before the exercise is used to determine the number of shares required to exercise the related option and the exercise price of the replacement option. The replacement option is exercisable in full six months after the date of grant, and has a term expiring on the expiration date of the original option.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with weighted-average grant-date fair values, were as follows.

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

The risk-free interest rate is based on the rates available at the time of the grant for zero-coupon U.S. government issues with a remaining term equal to the option's expected life. The average life of an option is based on both historical and projected exercise and lapsing data. Expected volatility is based on implied volatilities from traded options on Abbott's stock and historical volatility of Abbott's stock over the expected life of the option. Dividend yield is based on the option's exercise price and annual dividend rate at the time of grant.

The following table summarizes stock option activity for the year ended December 31, 2012 and stock option outstanding balances at December 31, 2012 under Abbott's Incentive Stock Programs for AbbVie employees.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

The aggregate intrinsic value in the table above represents the difference between the exercise price and the closing stock price on the last day of trading of the year. The total intrinsic value of options exercised in 2012, 2011 and 2010 was $170 million, $31 million and $20 million, respectively.

As of December 31, 2012, $1 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over the next three years.

RSAs & RSUs

Restricted stock awards generally vest between three and five years. For restricted stock awards that vest over five years, no more than one-third of the award vests in any one year. RSUs vest over three years and upon vesting, the recipient receives one share of common stock for each vested restricted stock unit. The fair value of RSAs and RSUs is determined based on the number of shares granted and the quoted price of the common stock on the date of grant.

The following table summarizes RSAs and RSUs balances and activity under Abbott's Incentive Stock Programs for AbbVie employees.

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12

The fair market value of restricted stock awards and units vested in 2012, 2011 and 2010 was $123 million, $74 million and $53 million, respectively. As of December 31, 2012, $90 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over the next three years.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

Note 12

Income Taxes

In AbbVie’s historical financial statements prior to the separation, income tax expense and deferred tax balances were calculated on a separate tax return basis although AbbVie’s operations had historically been included in the tax returns filed by the respective Abbott entities of which the AbbVie business was a part.  Subsequent to the separation, AbbVie will file tax returns on its own behalf and its income tax expense and deferred income tax balances have been recorded in accordance with AbbVie’s stand-alone income tax positions.  AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation.  For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts.

The effective income tax rate was 21.9 percent and 12.2 percent in the first quarters of 2013 and 2012, respectively.  The effective tax rates in both periods were less than the statutory federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in certain foreign jurisdictions.

The increase in the effective tax rate in the first quarter of 2013 over the prior year was principally due to income tax expense relating to certain 2013 earnings outside the United States that are not deemed indefinitely reinvested.  AbbVie will continue to evaluate whether to indefinitely reinvest certain future earnings in foreign jurisdictions as it analyzes its future global liquidity and financial structure.

Note 11  Income Taxes

Earnings Before Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Domestic	$625	$626	$(191)
Foreign	5,100	3,042	5,027

Total earnings before income taxes	$5,725	$3,668	$4,836

Income Taxes

years ended December 31 (in millions)	2012	2011	2010

Current
Domestic	$94	$177	$987
Foreign	252	390	408

Total current taxes	$346	$567	$1,395

Deferred
Domestic	$89	$(198)	$(624)
Foreign	15	(134)	(113)

Total deferred taxes	104	(332)	(737)

Total income taxes	$450	$235	$658

Effective Tax Rate Reconciliation

years ended December 31 (in millions)	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico	(23.5)	(25.4)	(22.5)
Resolution of certain tax positions pertaining to prior years	(3.4)	(11.2)	—
Effect of non-deductible litigation loss accrual	0.6	12.9	—
Puerto Rico excise tax credit	(1.2)	(3.2)	—
State taxes, net of federal benefit	0.1	0.3	0.2
All other, net	0.3	(2.0)	0.9

Effective tax rate	7.9%	6.4%	13.6%

Income taxes in 2012 and 2011 included the recognition of tax benefits totaling approximately $195 million and $410 million, respectively, as a result of favorable resolutions of various tax positions pertaining to prior years. Income taxes in 2011 also reflected the non-deductibility of a litigation reserve. Excluding these discrete items, the effective tax rates were less than the statutory U.S. federal income tax rate of 35 percent principally due to the benefit of lower statutory tax rates and tax exemptions in Puerto Rico and other foreign taxing jurisdictions, which reduced the tax rates by 23.5, 25.4 and 22.5 percentage points in 2012, 2011 and 2010, respectively.

In 2010, Puerto Rico enacted legislation that assesses an excise tax beginning in 2011 on certain products manufactured in Puerto Rico. The tax is levied on gross inventory purchases from entities in Puerto Rico and is included in cost of products sold in the combined statements of earnings. The majority of the tax is creditable for U.S. income tax purposes. In 2012 and 2011, the excise tax totaled approximately $180 million and $105 million, respectively.

At December 31, 2012, U.S. income taxes have not been provided on approximately $19.4 billion of undistributed foreign earnings as these earnings have been indefinitely reinvested for continued use in foreign operations. It is not practicable to determine the amount of deferred income taxes not provided on these earnings.

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2012	2011

Deferred tax assets
Compensation and employee benefits	$295	$290
Trade receivable reserves	412	371
Inventory reserves	42	49
Deferred intercompany profit	777	592
State income taxes	106	125
Other	1,039	1,196

Total deferred tax assets	$2,671	$2,623

Deferred tax liabilities
Depreciation	—	(20)
Other, primarily the excess of book basis over tax basis of intangible assets	(857)	(983)

Total deferred tax liabilities	(857)	(1,003)

Net deferred tax asset	$1,814	$1,620

Unrecognized Tax Benefits

years ended December 31 (in millions)	2012	2011	2010

January 1	$1,039	$1,645	$1,319
Increase due to current year tax positions	370	294	346
Increase due to prior year tax positions	1	149	110
Decrease due to current year tax positions	—	(15)	—
Decrease due to prior year tax positions	(220)	(604)	(48)
Settlements	(50)	(430)	(82)

December 31	$1,140	$1,039	$1,645

AbbVie and Abbott entered into a tax sharing agreement effective on the date of separation. For tax contingencies prior to the separation, Abbott will indemnify and hold AbbVie harmless if the tax positions are settled for amounts in excess of recorded liabilities, and AbbVie will not benefit if prior tax positions are resolved more favorably than recorded amounts. As a result, no liability for uncertain tax positions was recorded in the combined financial statements as of December 31, 2012, 2011 and 2010.

Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Litigation
Litigation

Note 13

Litigation

As of March 31, 2013, AbbVie is involved in various claims, legal proceedings and investigations.  The recorded accrual balance for litigation at March 31, 2013 was not significant.  Within the next year, other legal proceedings may occur that may result in a change in the estimated loss accrued by AbbVie.  While it is not feasible to predict the outcome of all other proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on AbbVie’s consolidated financial position, cash flows, or results of operations.

The U.S. Department of Justice, through the U.S. Attorney for the Western District of Virginia, and various state Attorneys General investigated AbbVie’s sales and marketing activities for Depakote.  The government sought to determine whether any of these activities violated civil and/or criminal laws, including the Federal False Claims Act, the Food, Drug and Cosmetic Act, and the Anti-Kickback Statute in connection with Medicare and/or Medicaid reimbursement to third parties.  The state Attorneys General offices sought to determine whether any of these activities violated various state laws, including state consumer fraud/protection statutes.  AbbVie recorded charges of $1.5 billion in the third quarter of 2011 and $100 million in the first quarter of 2012 related to civil and criminal claims arising from this matter.  In May 2012, AbbVie reached resolution of all Depakote-related federal claims, Medicaid-related claims with 49 states and the District of Columbia, and consumer protection claims with 45 states and the District of Columbia.  In 2012, AbbVie paid approximately $1.6 billion for the settlement.  The payments were material to AbbVie’s cash flows in 2012.

Note 12  Litigation

There are a number of patent disputes with third parties who claim AbbVie's products infringe their patents. On February 21, 2012, the U.S. Supreme Court denied Centocor Inc.'s and New York University's petition to review a February 2011 Federal Circuit Court of Appeals decision reversing a $1.67 billion judgment in favor of Centocor and New York University on a patent they claimed AbbVie's HUMIRA infringed. This decision concludes the case.

The U.S. Department of Justice, through the U.S. Attorney for the Western District of Virginia, and various state Attorneys General investigated AbbVie's sales and marketing activities for Depakote. The government sought to determine whether any of these activities violated civil and/or criminal laws, including the Federal False Claims Act, the Food, Drug and Cosmetic Act, and the Anti-Kickback Statute in connection with Medicare and/or Medicaid reimbursement to third parties. The state Attorneys General offices sought to determine whether any of these activities violated various state laws, including state consumer fraud/protection statutes. AbbVie recorded charges of $1.5 billion in the third quarter of 2011 and $100 million in the first quarter of 2012 related to civil and criminal claims arising from this matter. In May 2012, AbbVie reached resolution of all Depakote-related federal claims, Medicaid-related claims with 49 states and the District of Columbia, and consumer protection claims with 45 states and the District of Columbia. In 2012, AbbVie paid approximately $1.6 billion for the settlement. The payments were material to AbbVie's cash flows in 2012.

The recorded accrual balance for litigation at December 31, 2012 was not significant. Within the next year, other legal proceedings may occur that may result in a change in the estimated loss accrued by AbbVie. While it is not feasible to predict the outcome of all other proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on AbbVie's financial position, cash flows, or results of operations.

Related Party Transactions with Abbott	12 Months Ended
Dec. 31, 2012
Related Party Transactions with Abbott
Related Party Transactions with Abbott

Note 13  Related Party Transactions with Abbott

In the historical financial statements, Abbott provided AbbVie certain services, which included administration of treasury, payroll, employee compensation and benefits, travel and meeting services, public and investor relations, real estate services, internal audit, telecommunications, information technology, corporate income tax and selected legal services. Some of these services will be provided to AbbVie on a temporary basis after the separation. The financial information in these combined financial statements does not necessarily include all the expenses that would have been incurred had AbbVie been a separate, stand-alone entity. As such, the financial information herein may not necessarily reflect the combined financial position, results of operations and cash flows of AbbVie in the future or what they would have been had AbbVie been a separate, stand-alone entity during the periods presented. Management believes that the methods used to allocate expenses to AbbVie are reasonable. The allocation methods included relative sales, headcount, square footage, number of transactions or other measures. These allocations totaled $838 million, $801 million and $677 million for the years ended December 31, 2012, 2011 and 2010, respectively. In 2012, AbbVie incurred $288 million of separation-related expenses, including legal, information technology and regulatory fees, which were principally classified in SG&A. As of December 31, 2012, outstanding intercompany transactions between AbbVie and Abbott are reflected as Due from Abbott Laboratories and Due to Abbott Laboratories in the combined balance sheet.

Segment and Geographic Area Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Segment and Geographic Area Information

Note 14

Segment Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie’s U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

Note 14  Segment and Geographic Area Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638

Net sales to external customers, based on the country that sold the product, were as follows.

years ended December 31 (in millions)	2012	2011	2010

United States	$10,435	$9,712	$8,971
The Netherlands	776	904	845
Germany	756	701	635
Japan	718	616	484
United Kingdom	552	496	418
Spain	525	569	515
France	500	516	479
Canada	500	446	374
Brazil	434	382	287
Italy	408	428	385
All other countries	2,776	2,674	2,245

Net sales	$18,380	$17,444	$15,638

Long-lived assets, consisting of net property and equipment in the United States and Puerto Rico, totaled approximately $1.6 billion and $1.5 billion as of December 31, 2012 and 2011, respectively.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

Note 15  Quarterly Financial Data (unaudited)

(in millions except per share data)	2012	2011

First Quarter
Net sales	$4,173	$3,897
Gross margin	3,017	2,689
Net earnings	883	723
Basic and diluted earnings per share	0.56	0.46
Second Quarter
Net sales	$4,493	$4,274
Gross margin	3,420	3,168
Net earnings	1,267	1,540
Basic and diluted earnings per share	0.80	0.98
Third Quarter
Net sales	$4,508	$4,409
Gross margin	3,494	3,260
Net earnings	1,585	13
Basic and diluted earnings per share	1.01	0.01
Fourth Quarter
Net sales	$5,206	$4,864
Gross margin	3,941	3,688
Net earnings	1,540	1,157
Basic and diluted earnings per share	0.98	0.73

The computation of basic and diluted earnings per share for all periods was calculated using the shares distributed on January 1, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States and necessarily include amounts based on estimates and assumptions by management. Actual results could differ from those amounts. Significant estimates include amounts for sales rebates, income taxes, pension and post-employment benefits, valuation of intangible assets and goodwill, litigation, financial instruments, and inventory and accounts receivable exposures.

Revenue Recognition

Revenue Recognition

AbbVie recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability of the sales price is reasonably assured. Revenue from product sales is recognized when title and risk of loss have passed to the customer. Provisions for discounts, rebates and sales incentives to customers and returns and other adjustments are provided for in the period the related sales are recorded. Sales incentives to customers are not material. Historical data is readily available and reliable, and is used for estimating the amount of the reduction in gross sales. Revenue from the launch of a new product, from an improved version of an existing product, or for shipments in excess of a customer's normal requirements are recorded when the conditions noted above are met. In those situations, management records a returns reserve for such revenue, if necessary. Sales of product rights for marketable products are recorded as revenue upon disposition of the rights.

Research and Development Costs

Research and Development Costs

Internal research and development (R&D) costs are expensed as incurred. Clinical trial costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development collaborations for pre-commercialization milestones, the milestone payment obligations are expensed when the milestone results are achieved. Payments made to third parties subsequent to regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in intangible assets, net of accumulated amortization.

Advertising

Advertising

Costs associated with advertising are expensed in the year incurred and are included in selling, general and administrative expenses (SG&A). Advertising expenses were $506 million, $375 million and $290 million in 2012, 2011 and 2010, respectively.

Pension and Post-Employment Benefits

Pension and Post-Employment Benefits

AbbVie records annual expenses relating to its pension benefit and other post-employment plans based on calculations which include various actuarial assumptions, including discount rates, assumed asset rates of return, compensation increases, turnover rates and health care cost trend rates. AbbVie reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends. Actuarial losses and gains are amortized over the remaining service attribution periods of the employees under the corridor method, in accordance with the rules for accounting for post-employment benefits. Differences between the expected long-term return on plan assets and the actual annual return are amortized over a five-year period.

AbbVie employees participate in defined benefit pension and other post-employment plans sponsored by Abbott, which include participants of Abbott's other businesses. Such plans are accounted for as multiemployer plans in the historical financial statements for AbbVie and, as a result, no asset or liability was recorded by AbbVie in the historical combined balance sheets to recognize the funded status of these plans. In 2013, subsequent to the separation from Abbott, AbbVie's portion of the defined benefit pension plans will be separated from the Abbott defined benefit pension plans at which time the funded status for each plan will be reflected in the AbbVie combined balance sheets using a December 31, 2012 measurement date. In addition to participation in defined benefit pension and other post-employment plans sponsored by Abbott, AbbVie is the sole sponsor for certain defined benefit pension and other post-employment plans. The funded status of these plans have been recorded in the combined balance sheets for AbbVie at December 31, 2012.

Refer to Note 9 for information regarding AbbVie's pension and post-employment plans.

Income Taxes

Income Taxes

Income taxes on earnings reflect the annual effective rates, including charges for interest and penalties. Deferred income taxes are provided for the tax effect of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements based on enacted tax laws and rates. The combined balance sheet as of December 31, 2011 has been appropriately revised to increase deferred tax liabilities in long-term liabilities by $156 million, decrease deferred tax assets in other assets by $136 million, and decrease net parent company investment in AbbVie by $292 million to properly reflect temporary differences attributable to AbbVie assets.

In AbbVie's combined financial statements, income tax expense and deferred tax balances have been calculated on a separate tax return basis although AbbVie's operations have historically been included in the tax returns filed by the respective Abbott entities of which the AbbVie business is a part. In the future, as a stand-alone entity, AbbVie will file tax returns on its own behalf and its deferred taxes and effective tax rate may differ from those in the historical periods.

AbbVie does not maintain an income taxes payable to/from account with Abbott. With the exception of certain entities outside the United States that transferred to AbbVie at separation, AbbVie is deemed to have settled current tax balances with the Abbott tax paying entities in the respective jurisdictions. These settlements were reflected as changes in net parent company investment.

Cash and Equivalents	Cash and Equivalents Cash and equivalents include time deposits and money market funds with original maturities of three months or less.
Investments

Investments

Short-term investments consist primarily of time deposits and U.S. Treasury securities and are carried at fair value. Investments in marketable equity securities are classified as available-for-sale and are recorded at fair value with any unrealized holding gains or losses, net of tax, included in accumulated other comprehensive income (loss). Investments in equity securities that are not traded on public stock exchanges and held-to-maturity debt securities are recorded at cost.

AbbVie reviews the carrying value of investments each quarter to determine whether an other than temporary decline in market value exists. AbbVie considers factors affecting the investee, factors affecting the industry the investee operates in and general equity market trends. The company considers the length of time an investment's market value has been below cost and the near-term prospects for recovery. When AbbVie determines that an other than temporary decline has occurred, the cost basis investment is written down with a charge to income and the available-for-sale securities' unrealized loss is recognized as a charge to income and removed from accumulated other comprehensive income (loss) (AOCI).

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at their net realizable value. The allowance against gross accounts receivable reflects the best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Accounts receivable are written off after all reasonable means to collect the full amount (including litigation, where appropriate) have been exhausted. The allowance was $178 million at December 31, 2012 and $161 million at December 31, 2011.

Inventories

Inventories

Inventories are valued at the lower of cost (first-in, first-out basis) or market. Cost includes material and conversion costs. Inventories, net, consist of the following.

as of December 31 (in millions)	2012	2011

Finished goods	$547	$429
Work-in-process	286	207
Materials	258	236

Inventories, net	$1,091	$872

Property and Equipment

Property and Equipment

as of December 31 (in millions)	2012	2011

Land	$94	$106
Buildings	1,278	1,305
Equipment	4,865	4,331
Construction in progress	305	206

Property and equipment, gross	6,542	5,948
Less accumulated depreciation	(4,295)	(3,804)

Property and equipment, net	$2,247	$2,144

Depreciation for property and equipment is recorded on a straight-line basis over the estimated useful lives of the assets. The estimated useful life for buildings ranges from 15 to 66 years, with an average depreciation period of 25 years, and five to 35 years for equipment, with an average depreciation period of 10 years. Leasehold improvements are amortized over the life of the related facility lease (including any renewal periods, if appropriate) or the asset, whichever is shorter. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $525 million, $508 million and $476 million, respectively. Equipment includes certain computer software and software development costs incurred in connection with developing or obtaining software for internal use. Assets under capital leases included in property and equipment in the combined balance sheets are not material.

Litigation

Litigation

Loss contingency provisions are recorded for probable losses at management's best estimate of a loss. When a best estimate cannot be made, a minimum loss contingency amount is recorded. Legal fees are expensed as incurred.

Product Liability

Product Liability

AbbVie accrues for product liability claims, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information. The liabilities are adjusted quarterly as additional information becomes available. Receivables for insurance recoveries for product liability claims are recorded as assets, on an undiscounted basis, when it is probable that a recovery will be realized.

Business Combinations

Business Combinations

Results of operations of acquired companies are included in AbbVie's results of operations as of the respective acquisition dates. Assets acquired and liabilities assumed are recognized at the date of acquisition at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recognized as goodwill. Contingent consideration is recognized at the estimated fair value on the acquisition date, which is determined by utilizing a probability weighted discounted cash flow model. Subsequent changes to the fair value of contingent payments are recognized in earnings. The allocation of purchase price in certain cases may be subject to revision based on the final determination of fair value. Legal costs, audit fees, business valuation costs and all other business acquisition costs are expensed when incurred.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Purchased intangible assets are recorded at fair value using a discounted cash flow model. The discounted cash flow model requires assumptions about the timing and amount of future net cash flows, risk, the cost of capital, terminal values and market participants. Definite-lived intangibles are amortized over their estimated useful lives. AbbVie reviews the recoverability of definite-lived intangible assets whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Impairment is reviewed by comparing projected undiscounted cash flows to be generated by the asset to its carrying value. If the undiscounted cash flows of an intangible asset are less than the carrying value of an intangible asset, the intangible asset is written down to its fair value, which is usually the discounted cash flow amount and a loss is recorded equal to the excess of the asset's net carrying value over its fair value. Where cash flows cannot be identified for an individual asset, the review is applied at the lowest level for which cash flows are identifiable.

Goodwill and indefinite-lived assets are not amortized but are subject to an impairment review annually and whenever indicators of impairment exist. An impairment of goodwill would occur if the carrying amount of a reporting unit exceeded the fair value of that reporting unit, calculated using a weighting of the income approach and the market approach. The fair value under the income approach is calculated as the present value of estimated cash flows discounted using a risk-free market rate adjusted for a market participant's view of similar companies and perceived risks in cash flows. The fair value under the market approach is calculated using market multiples for peer groups applied to the operating results of the reporting units to determine fair value. The implied fair value of goodwill is then determined by subtracting the fair value of all identifiable net assets other than goodwill from the fair value of the reporting units, with an impairment charge recorded for the excess, if any, of the carrying amount of goodwill over the implied fair value. Based on the company's most recent annual impairment test performed in the third quarter, the fair value of the reporting units was substantially in excess of their carrying value.

Indefinite-lived assets are tested for impairment by comparing the fair value of each intangible asset with its carrying value. The value of indefinite-lived is based on the present value of projected cash flows using an income approach. If the carrying value exceeds fair value, the intangible asset is considered impaired and is reduced to fair value.

Acquired In-Process Research and Development

Acquired In-Process Research and Development

The initial costs of rights to acquired in-process research and development (IPR&D) projects acquired in an asset acquisition are expensed as IPR&D unless the project has an alternative future use. These costs include initial payments incurred prior to regulatory approval in connection with research and development collaboration agreements that provide rights to develop, manufacture, market and/or sell pharmaceutical products. The fair value of IPR&D projects acquired in a business combination are capitalized and accounted for as indefinite-lived intangible assets until the underlying project receives regulatory approval, at which point the intangible asset will be accounted for as a definite-lived intangible asset, or discontinuation, at which point the intangible asset will be written off. Development costs incurred after the acquisition are expensed as incurred. Indefinite- and definite-lived assets are subject to impairment reviews as discussed previously.

Foreign Currency Translation

Foreign Currency Translation

Foreign subsidiary earnings are translated into U.S. dollars using average exchange rates. The net assets of foreign subsidiaries are translated into U.S. dollars using current exchange rates. The U.S. dollar effects that arise from translating the net assets of these subsidiaries at changing rates are recognized in other comprehensive income (OCI). The net assets of subsidiaries in highly inflationary economies are remeasured as if the functional currency were the reporting currency. The remeasurement is recognized in earnings and is immaterial for all years presented.

Derivatives

Derivatives

All derivative instruments are recognized as either assets or liabilities at fair value in the combined balance sheets and are classified as current or long-term based on the scheduled maturity of the instrument. The accounting for changes in the fair value of a derivative instrument depends on whether it has been formally designated and qualifies as part of a hedging relationship under the applicable accounting standards and, further, on the type of hedging relationship.

For derivatives formally designated as hedges, the company assesses at inception and quarterly thereafter, whether the hedging derivatives are highly effective in offsetting changes in the fair value or cash flows of the hedged item. The changes in fair value of a derivative designated as a fair value hedge and of the hedged item attributable to the hedge risk are recognized in earnings immediately. Fair value hedges are used to hedge the interest rate risk associated with certain of the company's fixed-rate debt. The effective portions of changes in the fair value of a derivative designated as a cash flow hedge are reported in AOCI and are subsequently recognized in earnings consistent with the underlying hedged item. Cash flow hedges are used to manage exposures from changes in foreign currency exchange rates.

The derivatives that are not designated and do not qualify as hedges are adjusted to fair value through current earnings. If it is determined that a derivative is no longer highly effective as a hedge, the company discontinues hedge accounting prospectively. Gains or losses are immediately reclassified from AOCI to earnings relating to hedged forecasted transactions that are no longer probable of occurring. Gains or losses relating to terminations of effective cash flow hedges in which the forecasted transactions are still probable of occurring are deferred and recognized consistent with the income or loss recognition of the underlying hedged items. Terminations of a fair value hedge result in a cumulative fair value adjustment to the hedged items at the date of termination which is amortized to earnings over the remaining term of the hedged item.

Derivatives, including those that are not designated as a hedge, are principally classified in the operating section of the combined statements of cash flows, consistent with the underlying hedged item.

Refer to Note 8 for information regarding AbbVie's derivative and hedging activities.

Earnings per Share

Earnings per Share

The numerator for both basic and diluted earnings per common share (EPS) is net earnings attributable to AbbVie. The denominator for basic and diluted EPS is based on the number of shares of AbbVie common stock outstanding on the distribution date. On January 1, 2013, the distribution date, Abbott shareholders of record as of the close of business on December 12, 2012 received one share of AbbVie common stock for every one share of Abbott's common stock held as of the record date.

Basic and diluted earnings per common share and the average number of common shares outstanding were calculated using the number of AbbVie common shares outstanding immediately following the distribution. The same number of shares was used to calculate basic and diluted earnings per share since no AbbVie equity awards were outstanding prior to the distribution.

years ended December 31 (in millions, except per share amounts)	2012	2011	2010

Net earnings	$5,275	$3,433	$4,178
Basic and diluted earnings per common share	3.35	2.18	2.65
Basic and diluted average shares outstanding	1,577	1,577	1,577

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of inventories, net
(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

as of December 31 (in millions)	2012	2011

Finished goods	$547	$429
Work-in-process	286	207
Materials	258	236

Inventories, net	$1,091	$872

Schedule of property and equipment
(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

as of December 31 (in millions)	2012	2011

Land	$94	$106
Buildings	1,278	1,305
Equipment	4,865	4,331
Construction in progress	305	206

Property and equipment, gross	6,542	5,948
Less accumulated depreciation	(4,295)	(3,804)

Property and equipment, net	$2,247	$2,144

Schedule of basic and diluted earnings per share

years ended December 31 (in millions, except per share amounts)	2012	2011	2010

Net earnings	$5,275	$3,433	$4,178
Basic and diluted earnings per common share	3.35	2.18	2.65
Basic and diluted average shares outstanding	1,577	1,577	1,577

Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of interest expense, net
	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Schedule of accounts payable and accrued liabilities

as of December 31 (in millions)	2012	2011

Sales rebates	$1,616	$1,537
Accounts payable	556	417
Salaries, wages and commissions	523	435
Royalty license arrangements	398	417
Government investigation	—	1,509
Acquired IPR&D	—	400
Other	1,718	1,166

Accounts payable and accrued liabilities	$4,811	$5,881

Schedule of long-term liabilities

as of December 31 (in millions)	2012	2011

Deferred income taxes	$360	$646
Pension and other post-employment benefits	979	397
Other	900	617

Long-term liabilities	$2,239	$1,660

Schedule of accumulated other comprehensive income (loss)
(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)

Acquisitions, Collaborations and Other Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, Collaborations and Other Arrangements
Schedule of allocation of the fair value of the arrangement as of the acquisition date

(in billions)

Acquired intangible assets, non-deductible	$1.8
IPR&D, non-deductible	0.5
Goodwill, non-deductible	0.4
Deferred income taxes	(0.5)

Total consideration	$2.2

Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets
	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910

Restructuring Plans (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Summary of activity for restructurings

(in millions)

Accrued balance at December 31, 2009	$54
Payments and other adjustments	(54)

Accrued balance at December 31, 2010	—
2011 restructuring charges	160
Payments and other adjustments	(70)

Accrued balance at December 31, 2011	90
2012 restructuring charges	177
Payments and other adjustments	(74)

Accrued balance at December 31, 2012	$193

Restructuring Plan 2010
Restructuring Plans
Summary of activity for restructurings

(in millions)

2010 employee severance charge	$147
Payments and other adjustments	(35)

Accrued balance at December 31, 2010	112
Payments and other adjustments	(92)

Accrued balance at December 31, 2011	20
Payments and other adjustments	(20)

Accrued balance at December 31, 2012	$—

Debt, Credit Facilities, and Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Debt, Credit Facilities, and Commitments and Contingencies
Summary of long-term debt

(in millions)	Effective interest rate in 2012(a)	2012

Floating rate notes due 2015	1.13%	500
1.2% notes due 2015	1.24%	3,500
1.75% notes due 2017	1.82%	4,000
2.0% notes due 2018	2.12%	1,000
2.9% notes due 2022	3.01%	3,100
4.4% notes due 2042	4.50%	2,600
Other	—	104
Fair value hedges and unamortized bond discounts	—	(152)

Total long-term debt and lease obligations		14,652
Current portion		22

Noncurrent portion		$14,630

(a)
Excludes the effect of any related interest rate swaps.

Schedule of future minimum lease payments and long-term debt maturities as of and for the years ended December 31 (in millions)

2013	$22
2014	15
2015	4,012
2016	9
2017	4,000
Later years	6,746

Total obligations and commitments	14,804
Fair value hedges and unamortized bond discounts	(152)

Current and long-term debt and lease obligations	$14,652

Financial Instruments and Fair Value Measures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Schedule of amounts and balance sheet location of derivatives

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

Schedule of derivative activity and amounts and locations of income (expense) and gain (loss) reclassified into income
	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

Summary of the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the consolidated balance sheets
		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Schedule of reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions
(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

Schedule of the carrying values and fair values of certain financial instruments
	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

Schedule of fair value of financial instruments by fair value basis
		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—

Post-Employment Benefits (Tables) (AbbVie sponsored plans)	12 Months Ended
Dec. 31, 2012
AbbVie sponsored plans
Employee Benefit Plans
Schedule of estimated amounts that will be assumed

The estimated amounts that will be assumed by AbbVie in 2013 are shown in the table below.

(in millions)	Defined benefit plans	Other post-employment plans

Accumulated benefit obligations	$2,456	$318
Deferred losses	(1,422)	(59)
Projected benefit obligations	2,929	318
Fair value of assets	2,295	—

Net liability	$634	$318

Schedule of benefit plan information

	Defined benefit plans		Other post-employment plans
as of and for the years ended December 31 (in millions)	2012	2011	2012

Projected benefit obligations
Beginning of period	$649	$636	$—
Service cost	21	18	—
Interest cost	38	32	—
Assumption of plan liabilities	797	—	231
Actuarial loss (gain)	182	(1)	—
Benefits paid	(40)	(35)	—
Other, primarily foreign currency translation loss (gain)	22	(1)	—

End of period	$1,669	$649	$231

Fair value of plan assets
Beginning of period	$230	$201	$—
Actual return on plans assets	42	—	—
Company contributions	46	64	—
Assumption of plan assets	620	—	—
Benefits paid	(40)	(35)	—

End of period	898	230	—

Funded status at December 31	$(771)	$(419)	$(231)

Amounts recognized in combined balance sheets
Other assets	$11	$—	$—
Current liabilities	(27)	(22)	(7)
Long-term liabilities	(755)	(397)	(224)

Net liability at December 31	$(771)	$(419)	$(231)

Actuarial losses, net	$526	$97	$69
Prior service cost	10	1	(1)

AOCI at December 31	$536	$98	$68

Summary of pretax losses included in OCI

(in millions)

Actuarial loss	$167
Prior service cost	9
Amortization of prior service cost and actuarial losses	(7)
Foreign exchange loss	5

Total pretax loss recognized in OCI at December 31, 2012	$174

Actuarial loss	$19
Amortization of prior service cost and actuarial losses	(2)
Foreign exchange loss	2

Total pretax loss recognized in OCI at December 31, 2011	$19

Schedule of net periodic benefit cost

years ended December 31 (in millions)	2012	2011	2010

Service cost	$21	$18	$15
Interest cost	38	32	32
Expected return on plans assets	(29)	(21)	(16)
Amortization of actuarial losses and prior service costs	7	2	1

Net periodic pension benefit cost	$37	$31	$32

Schedule of weighted-average assumptions used in determining benefit obligations at the measurement date

	2012	2011

Discount rate	4.0%	5.1%
Rate of compensation increases	3.9%	4.2%

Schedule of weighted-average assumptions used in determining net periodic benefit cost

	2012	2011	2010

Discount rate	5.1%	5.0%	5.4%
Expected long-term rate of return on plan assets	8.5%	8.5%	8.5%
Expected rate of change in compensation	4.2%	4.1%	3.7%

Schedule of pension plan assets

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$232	$232	$—	$—
U.S. mid cap(b)	45	31	14	—
International(c)	276	234	42	—
Fixed income securities
U.S. government securities(d)	73	24	49	—
Corporate debt instruments(e)	109	93	16	—
Government Securities International	26	26	—	—
Other	2	1	1	—
Absolute return funds(f)	90	22	37	31
Real assets	18	9	7	2
Other(g)	27	27	—	—

Fair value of plan assets	$898	$699	$166	$33

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$54	$53	$1	$—
U.S. mid cap(b)	17	5	12	—
International(c)	27	2	25	—
Fixed income securities
U.S. government securities(d)	35	16	19	—
Corporate debt instruments(e)	14	3	11	—
Other	2	2	—	—
Absolute return funds(f)	71	12	32	27
Other(g)	10	2	8	—

Fair value of plan assets	$230	$95	$108	$27

(a)
A mix of index funds that track the S&P 500 (50 percent in 2012 and 45 percent in 2011) and separate actively managed equity accounts that are benchmarked to the Russell 1000 (50 percent in 2012 and 55 percent in 2011).

(b)
A mix of index funds (75 percent) and separate actively managed equity accounts (25 percent) that track or are benchmarked to the S&P 400 midcap index.
(c)
Primarily separate actively managed pooled investment accounts that are benchmarked to the MSCI emerging market and various local indices.

(d)
Index funds (50 percent in 2012 and 45 percent in 2011) and separate actively managed accounts (50 percent in 2012 and 55 percent in 2011).

(e)
Index funds (20 percent in 2012 and 40 percent in 2011) and separate actively managed accounts (80 percent in 2012 and 60 percent in 2011).

(f)
Primarily funds invested by managers that have a global mandate with the flexibility to allocate capital broadly across a wide range of asset classes and strategies including, but not limited to equities, fixed income, commodities, interest rate futures, currencies and other securities to outperform an agreed upon benchmark with specific return and volatility targets.

(g)
Primarily investments in liquid commodity future contracts, private energy funds, cash and cash equivalents.

Summary of change in the value of plan assets that are measured using significant unobservable inputs (Level 3)

(in millions)	2012	2011

January 1	$27	$22
Transfers in from other categories	—	3
Actual return on plan assets on hand at year end	3	(1)
Purchases, sales and settlements, net	3	3

December 31	$33	$27

Schedule of expected pension and other post-employment payments

(in millions)	Defined benefit plans	Other post-employment plans

2013	$58	$7
2014	59	7
2015	60	8
2016	64	8
2017	65	9
2018 to 2022	363	53

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of assumptions on which the expense related to stock options granted is based

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

Summary of AbbVie stock option activity for both AbbVie and Abbott employees
(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

Summary of AbbVie RSA and RSU balances for both AbbVie and Abbott employees
(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of earnings before income taxes

years ended December 31 (in millions)	2012	2011	2010

Domestic	$625	$626	$(191)
Foreign	5,100	3,042	5,027

Total earnings before income taxes	$5,725	$3,668	$4,836

Schedule of components of income taxes

years ended December 31 (in millions)	2012	2011	2010

Current
Domestic	$94	$177	$987
Foreign	252	390	408

Total current taxes	$346	$567	$1,395

Deferred
Domestic	$89	$(198)	$(624)
Foreign	15	(134)	(113)

Total deferred taxes	104	(332)	(737)

Total income taxes	$450	$235	$658

Schedule of effective tax rate reconciliation

years ended December 31 (in millions)	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico	(23.5)	(25.4)	(22.5)
Resolution of certain tax positions pertaining to prior years	(3.4)	(11.2)	—
Effect of non-deductible litigation loss accrual	0.6	12.9	—
Puerto Rico excise tax credit	(1.2)	(3.2)	—
State taxes, net of federal benefit	0.1	0.3	0.2
All other, net	0.3	(2.0)	0.9

Effective tax rate	7.9%	6.4%	13.6%

Schedule of deferred tax assets and liabilities

as of December 31 (in millions)	2012	2011

Deferred tax assets
Compensation and employee benefits	$295	$290
Trade receivable reserves	412	371
Inventory reserves	42	49
Deferred intercompany profit	777	592
State income taxes	106	125
Other	1,039	1,196

Total deferred tax assets	$2,671	$2,623

Deferred tax liabilities
Depreciation	—	(20)
Other, primarily the excess of book basis over tax basis of intangible assets	(857)	(983)

Total deferred tax liabilities	(857)	(1,003)

Net deferred tax asset	$1,814	$1,620

Schedule of unrecognized tax benefits

years ended December 31 (in millions)	2012	2011	2010

January 1	$1,039	$1,645	$1,319
Increase due to current year tax positions	370	294	346
Increase due to prior year tax positions	1	149	110
Decrease due to current year tax positions	—	(15)	—
Decrease due to prior year tax positions	(220)	(604)	(48)
Settlements	(50)	(430)	(82)

December 31	$1,140	$1,039	$1,645

Segment and Geographic Area Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Schedule of consolidated financial information by segment
	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638

Schedule of sales by geographic area

years ended December 31 (in millions)	2012	2011	2010

United States	$10,435	$9,712	$8,971
The Netherlands	776	904	845
Germany	756	701	635
Japan	718	616	484
United Kingdom	552	496	418
Spain	525	569	515
France	500	516	479
Canada	500	446	374
Brazil	434	382	287
Italy	408	428	385
All other countries	2,776	2,674	2,245

Net sales	$18,380	$17,444	$15,638

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)
Schedule of quarterly financial data (unaudited)

(in millions except per share data)	2012	2011

First Quarter
Net sales	$4,173	$3,897
Gross margin	3,017	2,689
Net earnings	883	723
Basic and diluted earnings per share	0.56	0.46
Second Quarter
Net sales	$4,493	$4,274
Gross margin	3,420	3,168
Net earnings	1,267	1,540
Basic and diluted earnings per share	0.80	0.98
Third Quarter
Net sales	$4,508	$4,409
Gross margin	3,494	3,260
Net earnings	1,585	13
Basic and diluted earnings per share	1.01	0.01
Fourth Quarter
Net sales	$5,206	$4,864
Gross margin	3,941	3,688
Net earnings	1,540	1,157
Basic and diluted earnings per share	0.98	0.73

Basis of Presentation (Details)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2013	Mar. 31, 2013 item	Dec. 31, 2012 item
Basis of Presentation
Number of wholesalers		3	3
Common stock distribution ratio	1
Abbott Laboratories
Basis of Presentation
Percentage of outstanding common stock distributed to Abbott Laboratories' shareholders	100.00%
Common stock distribution ratio	1

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Advertising
Advertising expenses	$ 506	$ 375	$ 290
Pension and Post-Employment Benefits
Amortization period of differences between the expected long-term return on plan assets and the actual return	5 years
Accounts Receivable
Allowance for accounts receivable	178	161
Inventories
Finished goods	547	429		613
Work-in-process	286	207		262
Materials	258	236		162
Inventories, net	$ 1,091	$ 872		$ 1,037

Summary of Significant Accounting Policies (Details 2) (Restated, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restated
Increase in deferred tax liabilities, included in long term liabilities	$ 156
Decrease in deferred tax assets, included in other assets	136
Decrease in net parent company investment	$ 292

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property and Equipment
Property and equipment, gross	$ 6,545	$ 6,542				$ 5,948				$ 6,542		$ 5,948
Less accumulated depreciation	(4,345)	(4,295)				(3,804)				(4,295)		(3,804)
Property and equipment, net	2,200	2,247				2,144				2,247		2,144
Depreciation expense	92				140					525		508		476
Earnings per Share
Net earnings	968	1,540	1,585	1,267	883	1,157	13	1,540	723	5,275		3,433		4,178
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.8	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]
Basic and diluted average shares outstanding										1,577		1,577		1,577
Land
Property and Equipment
Property and equipment, gross		94				106				94		106
Buildings
Property and Equipment
Property and equipment, gross		1,278				1,305				1,278		1,305
Buildings | Minimum
Property and Equipment
Estimated useful lives										15 years
Buildings | Maximum
Property and Equipment
Estimated useful lives										66 years
Buildings | Weighted average
Property and Equipment
Estimated useful lives										25 years
Equipment
Property and Equipment
Property and equipment, gross		4,865				4,331				4,865		4,331
Equipment | Minimum
Property and Equipment
Estimated useful lives										5 years
Equipment | Maximum
Property and Equipment
Estimated useful lives										35 years
Equipment | Weighted average
Property and Equipment
Estimated useful lives										10 years
Construction in progress
Property and Equipment
Property and equipment, gross		$ 305				$ 206				$ 305		$ 206

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.

Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, net
Interest and dividend income				$ (20)	$ (20)	$ (28)
Interest expense	72			104
Interest expense (income), net	66		(1)	84	(20)	(28)
Other (Income) Expense
Income from resolution of contractual agreement				21
Impairment of an equity security		52		52
Losses related to fair value adjustments and accretion in the contingent consideration related to acquisition of Solvay				29	56
Accounts Payable and Accrued Liabilities
Sales rebates		1,616		1,616	1,537
Accounts payable		556		556	417
Salaries, wages and commissions		523		523	435
Royalty license arrangements		398		398	417
Government investigation					1,509
Acquired IPR&D					400
Other		1,718		1,718	1,166
Accounts payable and accrued liabilities		4,811		4,811	5,881
Long-Term Liabilities
Deferred income taxes		360		360	646
Pension and other post-employment benefits		979		979	397
Other		900		900	617
Long-term liabilities	2,845	2,239		2,239	1,660
Accumulated Other Comprehensive Income (Loss)
Cumulative foreign currency translation gain adjustments		181		181	8
Pension and other post-employment benefits		(511)		(511)	(65)
Cumulative unrealized gains on marketable equity securities		1		1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges		(21)		(21)	6
Accumulated other comprehensive loss	$ (1,237)	$ (350)		$ (350)	$ (25)

Acquisitions, Collaborations and Other Arrangements (Details)	3 Months Ended			12 Months Ended						3 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2011 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2010 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2011 Reata collaboration related to oral antioxidant inflammation modulators USD ($)	Oct. 30, 2012 Seattle Genetics, Inc. USD ($)	Dec. 31, 2012 Seattle Genetics, Inc. USD ($)	May 31, 2012 Action Pharma A/S USD ($)	Feb. 29, 2012 Galapagos NV USD ($)	Mar. 31, 2013 Galapagos NV USD ($)	Dec. 31, 2012 Galapagos NV USD ($)	Jun. 30, 2011 Biotest AG USD ($)	Dec. 31, 2012 Biotest AG USD ($)	Jun. 30, 2010 Neurocrine Biosciences, Inc. USD ($)	Dec. 31, 2012 Neurocrine Biosciences, Inc. USD ($)	Dec. 31, 2010 Solvay SA Pharmaceuticals USD ($)	Feb. 28, 2010 Solvay SA Pharmaceuticals USD ($)	Feb. 28, 2010 Solvay SA Pharmaceuticals EUR (€)	Dec. 31, 2012 Solvay SA Pharmaceuticals Minimum	Dec. 31, 2012 Solvay SA Pharmaceuticals Maximum	Dec. 31, 2012 Solvay SA Pharmaceuticals Average	Apr. 30, 2010 Facet Biotech Corporation USD ($)
Acquisitions, Collaborations and Other Arrangements
Cash outflows related to acquisitions, collaborations and other arrangements	$ 0		$ 671,000,000	$ 688,000,000	$ 273,000,000	$ 2,621,000,000
Acquisitions
Cash paid for business acquisition																						1,900,000,000					430,000,000
Potential additional annual payments for business acquisition if milestones are met in 2011, 2012, 2013 (in euros per year)																							100,000,000
Estimated fair value of milestone based contingent consideration																						290,000,000
Net sales	4,329,000,000		4,173,000,000	18,380,000,000	17,444,000,000	15,638,000,000															1,100,000,000
Allocation of the fair value of the arrangement
Acquired intangible assets, non-deductible																						1,800,000,000
IPR&D, non-deductible																						500,000,000
Goodwill, non-deductible																						400,000,000					381,000,000
Deferred income taxes																						(500,000,000)
Total consideration																						2,200,000,000
Useful life of acquired intangible assets , consisting primarily of product rights																								2 years	13 years	8 years
Collaborations and Other Arrangements
Equity interest acquired								62,000,000	62,000,000
Acquired in-process research and development (IPR&D) charges	0		150,000,000	288,000,000	673,000,000	313,000,000		188,000,000	238,000,000	400,000,000	28,000,000		110,000,000	150,000,000			85,000,000		75,000,000
Research and development							50,000,000
Payments for achievement of certain milestones under an agreement							150,000,000					220,000,000			1,200,000,000	1,200,000,000		395,000,000		500,000,000
Impairment of an equity security		$ 52,000,000		$ 52,000,000
Agreement term											2 years

Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill	$ 6,060		$ 6,130	$ 6,100
Accumulated goodwill impairment losses	0		0
Definite-lived intangible assets
Gross carrying amount	5,635		5,668	5,624
Accumulated amortization	(3,902)		(3,765)	(3,139)
Net carrying amount	1,733		1,903	2,485
Indefinite-lived research and development	420		420	425
Net carrying amount - Indefinite-lived research and development	420		420	425
Total intangible assets gross carrying amount	6,055		6,088	6,049
Accumulated amortization - Total intangible assets	(3,902)		(3,765)	(3,139)
Total intangible assets	2,153		2,323	2,910
Amortization of intangible assets	135	179	625	764	708
Impairment charges	0	0	13	46
Anticipated annual amortization expense
2013			511
2014			348
2015			267
2016			140
2017			116
Developed product rights
Definite-lived intangible assets
Gross carrying amount	4,664		4,699	4,675
Accumulated amortization	(3,146)		(3,031)	(2,492)
Net carrying amount	1,518		1,668	2,183
Developed product rights | Minimum
Definite-lived intangible assets
Useful life			2 years
Developed product rights | Maximum
Definite-lived intangible assets
Useful life			16 years
Developed product rights | Weighted average
Definite-lived intangible assets
Useful life			11 years
License agreements
Definite-lived intangible assets
Gross carrying amount	971		969	949
Accumulated amortization	(756)		(734)	(647)
Net carrying amount	$ 215		$ 235	$ 302
License agreements | Minimum
Definite-lived intangible assets
Useful life			2 years
License agreements | Maximum
Definite-lived intangible assets
Useful life			16 years
License agreements | Weighted average
Definite-lived intangible assets
Useful life			11 years

Restructuring Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Restructuring charges	$ 9	$ 17	$ 177	$ 160
Accelerated depreciation in restructuring charges			69	26	7
Restructuring reserve activity
Restructuring reserve, beginning balance of the period	193	90	90		54
Restructuring charges	9	17	177	160
Payments and other adjustments	(24)		(74)	(70)	(54)
Restructuring reserve, ending balance of the period	178		193	90
Restructuring Plan 2012 and Prior Years | Research and development
Restructuring Plans
Restructuring charges			169	69
Restructuring reserve activity
Restructuring charges			169	69
Restructuring Plan 2012 and Prior Years | Selling, general and administrative expense
Restructuring Plans
Restructuring charges			8	49
Restructuring reserve activity
Restructuring charges			8	49
Restructuring Plan 2012 and Prior Years | Cost of products sold
Restructuring Plans
Restructuring charges				42
Restructuring reserve activity
Restructuring charges				42
Restructuring Plan 2010 | Solvay
Restructuring Plans
Restructuring charges					147
Accelerated depreciation and asset impairments in restructuring charges				27	17
Restructuring reserve activity
Restructuring reserve, beginning balance of the period		20	20	112
Restructuring charges					147
Payments and other adjustments			(20)	(92)	(35)
Restructuring reserve, ending balance of the period			0	20	112
Restructuring Plan 2010 | Solvay | Research and development
Restructuring Plans
Restructuring charges					126
Restructuring reserve activity
Restructuring charges					126
Restructuring Plan 2010 | Solvay | Selling, general and administrative expense
Restructuring Plans
Restructuring charges					15
Restructuring reserve activity
Restructuring charges					15
Restructuring Plan 2010 | Solvay | Cost of products sold
Restructuring Plans
Restructuring charges					6
Restructuring reserve activity
Restructuring charges					$ 6

Debt, Credit Facilities, and Commitments and Contingencies (Details) (USD $)	12 Months Ended			1 Months Ended								1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Nov. 30, 2012 Abbott Laboratories	Dec. 31, 2012 Floating rate notes due 2015	Dec. 31, 2012 1.2% notes due 2015	Dec. 31, 2012 1.75% notes due 2015	Dec. 31, 2012 2.0% notes due 2015	Dec. 31, 2012 2.9% notes due 2015	Dec. 31, 2012 4.4% notes due 2015	Dec. 31, 2012 Other	Nov. 30, 2012 Senior notes	Nov. 30, 2012 Senior notes Abbott Laboratories
Debt, Credit Facilities, and Commitments and Contingencies
Fair value hedges and unamortized bond discounts	$ (152,000,000)
Total long-term debt and lease obligations	14,652,000,000	14,623,000,000			500,000,000	3,500,000,000	4,000,000,000	1,000,000,000	3,100,000,000	2,600,000,000	104,000,000
Long-term debt and lease obligations, current maturities	22,000,000	22,000,000	16,000,000
Noncurrent portion	14,630,000,000	14,601,000,000	32,000,000
Interest rate percentage						1.20%	1.75%	2.00%	2.90%	4.40%
Weighted-average effective interest rate (as a percentage)		2.37%			1.13%	1.24%	1.82%	2.12%	3.01%	4.50%
Notes issued												14,700,000,000	3,000,000,000
Notes issued				10,200,000,000
Debt issuance costs	$ 63,000,000

Debt, Credit Facilities, and Commitments and Contingencies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Short-Term Borrowings
Short-term borrowings	$ 414,000,000	$ 1,020,000,000
Future Minimum Lease Payments and Long-Term Debt Maturities
2013		22,000,000
2014		15,000,000
2015		4,012,000,000
2016		9,000,000
2017		4,000,000,000
Later years		6,746,000,000
Total obligations and commitments		14,804,000,000
Fair value hedges and unamortized bond discounts		(152,000,000)
Total long-term debt and lease obligations	14,623,000,000	14,652,000,000
Commercial paper
Short-Term Borrowings
Short-term borrowings	400,000,000	1,000,000,000
Weighted-average interest rate (as a percent)	0.30%	0.40%
Unsecured bank credit facility
Short-Term Borrowings
Borrowing capacity		$ 2,000,000,000

Financial Instruments and Fair Value Measures (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments, notional amount and fair value
Fair Value - Assets	$ 21,000,000	$ 15,000,000	$ 39,000,000
Fair Value - Liabilities	143,000,000	106,000,000	43,000,000
Designated as hedging instrument | Interest rate swaps | Fair value hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	8,000,000,000	8,000,000,000
Fair Value - Assets		0
Fair Value - Liabilities		81,000,000
Designated as hedging instrument | Foreign currency forward exchange contracts | Cash flow hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	529,000,000	1,000,000,000	249,000,000
Approximate length of time over which accumulated gains and losses will be recognized in Cost of products sold	12 months	12 months
Fair Value - Assets		1,000,000	18,000,000
Fair Value - Liabilities		10,000,000
Not designated as hedging instrument | Foreign currency forward exchange contracts
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	3,800,000,000	4,300,000,000
Notional amount of undesignated derivative instruments		4,300,000,000	3,000,000,000
Fair Value - Assets		14,000,000	21,000,000
Fair Value - Liabilities		$ 15,000,000	$ 43,000,000

Financial Instruments and Fair Value Measures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps | Fair value hedges
Gain (loss) on derivatives
Income (expense) and gain (loss) reclassified into income	$ (81)
Income (expense)	81
Foreign currency forward exchange contracts | Not designated as hedging instrument
Gain (loss) on derivatives
Income (expense) and gain (loss) reclassified into income	(23)	30	30
Foreign currency forward exchange contracts | Cash flow hedges
Gain (loss) on derivatives
(Loss) gain recognized in other comprehensive (loss) income	(11)	(2)	75
Income (expense) and gain (loss) reclassified into income	$ 24	$ 18	$ 45

Financial Instruments and Fair Value Measures (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Gross unrealized holding gains on available-for-sale equity securities	$ 0.3	$ 1	$ 44
Fair value
Assets
Short term investments	105	104
Total assets	105	104
Liabilities
Total liabilities	15,338	16,108
Significant other observable inputs (Level 2)
Assets
Short term investments	33	32
Total assets	33	32
Liabilities
Total liabilities	15,338	16,108
Significant unobservable inputs (Level 3)
Assets
Short term investments	72	72
Total assets	72	72
Recurring | Fair value
Assets
Cash and equivalents	2,808	5,901	27
Equity securities	11	12	58
Foreign currency forward contracts	21	15	39
Total assets	7,511	8,003	750
Liabilities
Interest rate hedges	121	81
Foreign currency forward contracts	22	25	43
Contingent consideration	118	251	349
Total liabilities	261	357	392
Recurring | Fair value | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Fair value | U.S. Treasury securities
Assets
Short term investments		300	626
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and equivalents	510	675	27
Equity securities	11	12	58
Total assets	821	987	711
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Treasury securities
Assets
Short term investments	300	300	626
Recurring | Significant other observable inputs (Level 2)
Assets
Cash and equivalents	2,298	5,226
Foreign currency forward contracts	21	15	39
Total assets	6,690	7,016	39
Liabilities
Interest rate hedges	121	81
Foreign currency forward contracts	22	25	43
Total liabilities	143	106	43
Recurring | Significant other observable inputs (Level 2) | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Significant unobservable inputs (Level 3)
Liabilities
Contingent consideration	118	251	349
Total liabilities	$ 118	$ 251	$ 349

Financial Instruments and Fair Value Measures (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	$ 251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value at the end of the period	118
Transfers of assets or liabilities between the fair value measurement levels
Transfer of assets from level 1 to level 2	0	0
Transfer of assets from level 2 to level 1	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Contingent payments related to acquisitions | Solvay SA Pharmaceuticals
Reconciliation of the fair value measurements that use significant unobservable inputs (Level 3)
Fair value at the beginning of the period	251	349	295
Payments	(131)	(134)
Other		7	(2)
Loss recognized in earnings		29	56
Fair value at the end of the period		$ 251	$ 349

Financial Instruments and Fair Value Measures (Details 5) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Book values
Assets
Investments		$ 107	$ 171
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	14,601	14,630	32
Approximate fair values
Assets
Investments		104	171
Liabilities
Short-term borrowings	414	1,020
Current maturities of long-term debt and lease obligations	22	22	16
Long-term debt and lease obligations	$ 14,902	$ 15,066	$ 32

Financial Instruments and Fair Value Measures (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Material adjustments to fair value
Adjustments to fair value of assets that are not measured at fair value on a recurring basis	$ 0	$ 0	$ 0	$ 0
Adjustments to fair value of liabilities that are not measured at fair value on a recurring basis	0	0	0	0
Fair value
Assets
Investments			104
Total assets	105		104
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant other observable inputs (Level 2)
Assets
Investments			32
Total assets	33		32
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant unobservable inputs (Level 3)
Assets
Investments			72
Total assets	$ 72		$ 72

Financial Instruments and Fair Value Measures (Details 7)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables | U.S. wholesalers
Concentration of Risk
Concentrations risk (as a percent)	41.00%	48.00%	43.00%
Net accounts receivables | Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Concentrations risk (as a percent)		20.00%	30.00%

Post-Employment Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of plan assets
End of period		$ 898	$ 230
Amounts recognized in combined balance sheets
Long-term liabilities		(979)	(397)
Abbott sponsored plans
Post-Employment Benefits
Contribution by employer		310	289	439
Funded status of plan (as a percent)		94.00%	99.00%
Estimated amounts that will be assumed
Expenses for defined benefit plans and post-employment plans		200	150	150
Fair value of plan assets
Company contributions		310	289	439
AbbVie sponsored plans
Post-Employment Benefits
Contribution by employer	145	46	64	50
Estimated amounts that will be assumed
Accumulated benefit obligations		1,500	620
Projected benefit obligations
Service cost		21	18	15
Interest cost		38	32	32
Fair value of plan assets
Beginning of period	33	27	22
Company contributions	145	46	64	50
End of period		33	27	22
Pretax losses included in OCI
Accrual loss		167	19
Prior service cost		9
Amortization of prior service cost and actuarial losses		(7)	(2)
Foreign exchange loss		5	2
Total pretax loss recognized in OCI		174	19
Net Periodic Benefit Cost
Service cost		21	18	15
Interest cost		38	32	32
Expected return on plan assets		(29)	(21)	(16)
Amortization of actuarial losses and prior service costs		7	2	1
Net periodic pension benefit cost		37	31	32
Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date
Discount rate (as a percent)		4.00%	5.10%
Rate of compensation increases (as a percent)		3.90%	4.20%
Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost
Discount rate (as a percent)		5.10%	5.00%	5.40%
Expected long-term rate of return on plan assets (as a percent)		8.50%	8.50%	8.50%
Expected rate of change in compensation (as a percent)		4.20%	4.10%	3.70%
Defined benefit plans | Abbott sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans liabilities recognized		634
Estimated amounts that will be assumed
Accumulated benefit obligations		2,456
Deferred losses		(1,422)
Projected benefit obligations		2,929
Fair value assets		2,295
Net liability		634
Defined benefit plans | AbbVie sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans assets recognized		11
Contribution by employer		46	64
Projected benefit obligations
Beginning of period		649	636
Service cost		21	18
Interest cost		38	32
Assumption of plan liabilities		797
Actuarial loss (gain)		182	(1)
Benefits paid		(40)	(35)
Other, primarily foreign currency translation loss (gain)		22	(1)
End of period		1,669	649
Fair value of plan assets
Beginning of period		230	201
Actual return on plan assets		42
Company contributions		46	64
Assumption of plan assets		620
Benefits paid		(40)	(35)
End of period		898	230
Funded status at the end of the period		(771)	(419)
Amounts recognized in combined balance sheets
Other assets		11
Current liabilities		(27)	(22)
Long-term liabilities		(755)	(397)
Net liability at the end of the period		(771)	(419)
Actuarial losses, net		526	97
Prior service cost		10	1
AOCI at the end of the period		536	98
Pretax losses included in OCI
Expected net periodic benefit cost of 2013		32
Net Periodic Benefit Cost
Service cost		21	18
Interest cost		38	32
International defined benefit pension plans | AbbVie sponsored plans
Projected benefit obligations
End of period		1,100	405
Other post-employment plans | Abbott sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans liabilities recognized		318
Estimated amounts that will be assumed
Accumulated benefit obligations		318
Deferred losses		(59)
Projected benefit obligations		318
Net liability		318
Other post-employment plans | AbbVie sponsored plans
Projected benefit obligations
Beginning of period		0
Assumption of plan liabilities		231
End of period		231
Fair value of plan assets
Beginning of period		0
End of period		0
Funded status at the end of the period		(231)
Amounts recognized in combined balance sheets
Current liabilities		(7)
Long-term liabilities		(224)
Net liability at the end of the period		(231)
Actuarial losses, net		69
Prior service cost		(1)
AOCI at the end of the period		68
Pretax losses included in OCI
Expected net periodic benefit cost of 2013		3
Plan in which the ABO exceeded plan assets | AbbVie sponsored plans
Estimated amounts that will be assumed
Accumulated benefit obligations		951
Projected benefit obligations
End of period		1,000
Fair value of plan assets
End of period		$ 278

Post-Employment Benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Plans' assets Investment risk	Dec. 31, 2012 U.S. large cap	Dec. 31, 2011 U.S. large cap	Dec. 31, 2012 U.S. mid cap	Dec. 31, 2011 U.S. mid cap	Dec. 31, 2012 International	Dec. 31, 2011 International	Dec. 31, 2012 U.S. government securities	Dec. 31, 2011 U.S. government securities	Dec. 31, 2012 Corporate debt instruments	Dec. 31, 2011 Corporate debt instruments	Dec. 31, 2012 Government Securities International	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Absolute return funds	Dec. 31, 2011 Absolute return funds	Dec. 31, 2012 Real assets	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. large cap	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. large cap	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. mid cap	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. mid cap	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) International	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) International	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. government securities	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. government securities	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Corporate debt instruments	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Corporate debt instruments	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Government Securities International	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Absolute return funds	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Absolute return funds	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Real assets	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2012 Significant other observable inputs (Level 2)	Dec. 31, 2011 Significant other observable inputs (Level 2)	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. large cap	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. large cap	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. mid cap	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. mid cap	Dec. 31, 2012 Significant other observable inputs (Level 2) International	Dec. 31, 2011 Significant other observable inputs (Level 2) International	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. government securities	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. government securities	Dec. 31, 2012 Significant other observable inputs (Level 2) Corporate debt instruments	Dec. 31, 2011 Significant other observable inputs (Level 2) Corporate debt instruments	Dec. 31, 2012 Significant other observable inputs (Level 2) Government Securities International	Dec. 31, 2012 Significant other observable inputs (Level 2) Other	Dec. 31, 2012 Significant other observable inputs (Level 2) Absolute return funds	Dec. 31, 2011 Significant other observable inputs (Level 2) Absolute return funds	Dec. 31, 2012 Significant other observable inputs (Level 2) Real assets	Dec. 31, 2011 Significant other observable inputs (Level 2) Other	Dec. 31, 2012 Significant unobservable inputs (Level 3)	Dec. 31, 2011 Significant unobservable inputs (Level 3)	Dec. 31, 2012 Significant unobservable inputs (Level 3) Absolute return funds	Dec. 31, 2011 Significant unobservable inputs (Level 3) Absolute return funds	Dec. 31, 2012 Significant unobservable inputs (Level 3) Real assets	Dec. 31, 2012 AbbVie sponsored plans	Dec. 31, 2011 AbbVie sponsored plans	Dec. 31, 2012 Defined benefit plans	Dec. 31, 2012 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2011 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2010 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2012 Other post-employment plans	Dec. 31, 2012 Other post-employment plans AbbVie sponsored plans	Dec. 31, 2011 Other post-employment plans AbbVie sponsored plans
Bases used to measure defined benefit plans assets at fair value
Mix of index funds that track S&P 500 (as a percent)				50.00%	45.00%
Separate actively managed securities that are benchmarked to Russell 1000 (as a percent)				50.00%	55.00%
Mix of index funds investments (as a percent)						75.00%
Separate actively managed securities that track and are benchmarked to S&P 400 mid-cap index (as a percent)							25.00%
Mix of index funds not actively managed (as a percent)										50.00%	45.00%	20.00%	40.00%
Separate actively managed accounts (as a percent)										50.00%	55.00%	80.00%	60.00%
Change in value of assets that are measured using significant unobservable inputs
Beginning of period	$ 898	$ 230		$ 232	$ 54	$ 45	$ 17	$ 276	$ 27	$ 73	$ 35	$ 109	$ 14	$ 26	$ 2	$ 2	$ 90	$ 71	$ 18	$ 27	$ 10	$ 699	$ 95	$ 232	$ 53	$ 31	$ 5	$ 234	$ 2	$ 24	$ 16	$ 93	$ 3	$ 26	$ 2	$ 22	$ 12	$ 9	$ 27	$ 2	$ 166	$ 108	$ 0	$ 1	$ 14	$ 12	$ 42	$ 25	$ 49	$ 19	$ 16	$ 11	$ 0	$ 1	$ 37	$ 32	$ 7	$ 8	$ 33	$ 27	$ 31	$ 27	$ 2	$ 27	$ 22		$ 898	$ 230	$ 201		$ 0	$ 0
Transfers in from other categories																																																																0	3
Actual return on plan assets on hand at year end																																																																3	(1)
Purchases, sales and settlements, net																																																																3	3
End of period	898	230		232	54	45	17	276	27	73	35	109	14	26	2	2	90	71	18	27	10	699	95	232	53	31	5	234	2	24	16	93	3	26	2	22	12	9	27	2	166	108	0	1	14	12	42	25	49	19	16	11	0	1	37	32	7	8	33	27	31	27	2	33	27		898	230	201		0	0
Concentrations risk (as a percent)			0.00%
Expected Pension and Other Post-Employment Payments
2013																																																																		58				7
2014																																																																		59				7
2015																																																																		60				8
2016																																																																		64				8
2017																																																																		65				9
2018 to 2022																																																																		$ 363				$ 53

Post-Employment Benefits (Details 3) (Stock Retirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Retirement Plan
Other
Expenses recorded	$ 67	$ 68	$ 65

Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Abbott item	Dec. 31, 2012 Abbott item	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options item	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2013 RSAs & RSUs	Dec. 31, 2012 RSAs & RSUs	Dec. 31, 2011 RSAs & RSUs	Dec. 31, 2010 RSAs & RSUs	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Minimum	Dec. 31, 2012 Restricted stock awards Maximum	Dec. 31, 2012 RSUs
Stock-Based Compensation
Incentive stock programs, shares reserved for issuance with respect to awards for participants			100,000,000
Incentive stock programs, reduction in shares reserved for issuance with respect to awards for participants			7,000,000
Stock-Based Compensation
Number of awards received in connection with the separation						1	1
Stock compensation expense recognized	$ 87	$ 91	$ 187	$ 163	$ 167
Tax benefit on stock compensation expense			56	48	51
Exercise price for awards granted as percentage of market value on the date of grant									100.00%
Contractual term									10 years
Incremental vesting									0.33
Vesting period									3 years								3 years	5 years	3 years
Exercise period of replacement option after the date of grant									6 months
Weighted-average assumptions used in estimating the fair value of stock options granted
Risk-free interest rate (as a percent)								1.10%	1.20%	2.70%	2.90%
Average life of options								6 years	6 years	6 years	6 years
Volatility (as a percent)								32.63%	21.00%	21.00%	22.00%
Dividend yield (as a percent)								4.30%	3.60%	4.10%	3.20%
Fair value per stock option (in dollars per share)									$ 6.8	$ 6.23	$ 9.24
Options
Outstanding at the beginning of the period (in shares)								13,285,000	25,783,000
Granted (in shares)								2,169,000	944,000
Exercised (in shares)								(4,017,000)	(13,347,000)
Lapsed (in shares)								(31,000)	(95,000)
Outstanding at the end of the period (in shares)								45,839,000	13,285,000	25,783,000
Exercisable at the end of the period (in shares)								42,163,000	12,329,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 50.8	$ 49.77
Granted (in dollars per share)								$ 36.01	$ 62.54
Exercised (in dollars per share)								$ 26.42	$ 49.62
Lapsed (in dollars per share)								$ 19.87	$ 53.88
Outstanding at the end of the period (in dollars per share)								$ 27.49	$ 50.8	$ 49.77
Exercisable at the end of the period (in dollars per share)								$ 27.12	$ 50.09
Weighted average remaining life (in years)
Outstanding at the end of the period								4 years 1 month 6 days	3 years 8 months 12 days	4 years 1 month 6 days
Exercisable at end of the period								3 years 8 months 12 days	3 years 7 months 6 days
Aggregate intrinsic value
Outstanding at the end of the period								616	196
Exercisable at the end of the period								582	190
Additional information
Aggregate intrinsic value of options exercised									170	31	20
Unrecognized compensation cost								5	1
Period for recognition of unrecognized compensation cost								2 years	3 years			2 years	3 years
RSAs & RSUs
Proportion of awards that will vest in one year out of awards having vesting term over five years																		0.33
Number of years in which maximum one third of awards will vest out of awards that vest over five years																1 year
Number of shares of common stock to be received by recipient upon vesting for each award vested																			1
Share units
Unvested shares at the beginning of the period (in shares)												5,044,000	4,710,000
Granted (in shares)												5,381,000	2,749,000
Vested (in shares)												(7,134,000)	(2,164,000)
Lapsed (in shares)													(251,000)
Unvested shares at the end of the period (in shares)												13,399,000	5,044,000	4,710,000
Weighted average grant date fair value
Unvested shares at the beginning of the period (in dollars per share)												$ 53.12	$ 50.29
Granted (in dollars per share)												$ 35.27	$ 56.07
Vested (in dollars per share)												$ 27.29	$ 51.23
Lapsed (in dollars per share)												$ 29.53	$ 48.62
Unvested shares at the end of the period (in dollars per share)												$ 30.78	$ 53.12	$ 50.29
Additional information
Fair market value of awards vested												267	123	74	53
Unrecognized compensation cost												$ 217	$ 90

Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Before Income Taxes
Domestic			$ 625,000,000	$ 626,000,000	$ (191,000,000)
Foreign			5,100,000,000	3,042,000,000	5,027,000,000
Total earnings before income taxes			5,725,000,000	3,668,000,000	4,836,000,000
Current
Domestic			94,000,000	177,000,000	987,000,000
Foreign			252,000,000	390,000,000	408,000,000
Total current taxes			346,000,000	567,000,000	1,395,000,000
Deferred
Domestic			89,000,000	(198,000,000)	(624,000,000)
Foreign			15,000,000	(134,000,000)	(113,000,000)
Total deferred taxes			104,000,000	(332,000,000)	(737,000,000)
Total income taxes	271,000,000	123,000,000	450,000,000	235,000,000	658,000,000
Effective Tax Rate Reconciliation
Statutory tax rate (as a percent)	35.00%	35.00%	35.00%	35.00%	35.00%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico (as a percent)			(23.50%)	(25.40%)	(22.50%)
Resolution of certain tax positions pertaining to prior years (as a percent)			(3.40%)	(11.20%)
Effect of non-deductable litigation loss accrual (as a percent)			0.60%	12.90%
Puerto Rico excise tax credit (as a percent)			(1.20%)	(3.20%)
State taxes, net of federal benefit (as a percent)			0.10%	0.30%	0.20%
All other, net (as a percent)			0.30%	(2.00%)	0.90%
Effective tax rate (as a percent)	21.90%	12.20%	7.90%	6.40%	13.60%
Tax benefits recognized as a result of favorable resolution of various tax positions			195,000,000	410,000,000
Puerto Rico excise tax credit			180,000,000	105,000,000
Undistributed foreign earnings, indefinitely reinvested for continued use in foreign operations			19,400,000,000
Deferred tax assets
Compensation and employee benefits			295,000,000	290,000,000
Trade receivable reserves			412,000,000	371,000,000
Inventory reserves			42,000,000	49,000,000
Deferred intercompany profit			777,000,000	592,000,000
State income taxes			106,000,000	125,000,000
Other			1,039,000,000	1,196,000,000
Total deferred tax assets			2,671,000,000	2,623,000,000
Deferred tax liabilities
Depreciation			0	(20,000,000)
Other, primarily the excess of book basis over tax basis of intangible assets			(857,000,000)	(983,000,000)
Total deferred tax liabilities			(857,000,000)	(1,003,000,000)
Net deferred tax asset			1,814,000,000	1,620,000,000
Unrecognized Tax Benefits
Balance at the beginning of the period	1,140,000,000	1,039,000,000	1,039,000,000	1,645,000,000	1,319,000,000
Increase due to current year tax positions			370,000,000	294,000,000	346,000,000
Increase due to prior year tax positions			1,000,000	149,000,000	110,000,000
Decrease due to current year tax positions			0	(15,000,000)
Decrease due to prior year tax positions			(220,000,000)	(604,000,000)	(48,000,000)
Settlements			(50,000,000)	(430,000,000)	(82,000,000)
Balance at the end of the period			$ 1,140,000,000	$ 1,039,000,000	$ 1,645,000,000

Litigation (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 21, 2012 HUMIRA patent infringement claim, NYU and Centocor	May 31, 2012 Depakote item	Mar. 31, 2012 Depakote	Sep. 30, 2011 Depakote	Dec. 31, 2012 Depakote
Ltigations
Damage award reversed	$ 1,670,000,000
Charges recorded related to Depakote during the period			100,000,000	1,500,000,000
Number of states with whom Medicaid-related claims were resolved		49
Number of states with whom consumer protection claims were resolved		45
Settlement amount paid					$ 1,600,000,000

Related Party Transactions with Abbott (Details) (Abbott Laboratories, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Abbott Laboratories
Related Party Transactions with Abbott
Expenses allocated	$ 838	$ 801	$ 677
Separation-related expenses	$ 288

Segment and Geographic Area Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of Operating Segments	1		1
Number of wholesalers to whom substantial sales are made			3
Segment and Geographic Area Information
Net sales	$ 4,329	$ 4,173	$ 18,380	$ 17,444	$ 15,638
HUMIRA
Segment and Geographic Area Information
Net sales	2,244	1,934	9,265	7,932	6,508
AndroGel
Segment and Geographic Area Information
Net sales	240	232	1,152	874	649
TriCor/TRILIPIX
Segment and Geographic Area Information
Net sales	128	254	1,098	1,372	1,355
Kaletra
Segment and Geographic Area Information
Net sales	219	221	1,013	1,170	1,223
Niaspan
Segment and Geographic Area Information
Net sales	186	191	911	976	927
Synagis
Segment and Geographic Area Information
Net sales	345	346	842	792	726
Lupron
Segment and Geographic Area Information
Net sales	181	199	800	810	741
Sevoflurane
Segment and Geographic Area Information
Net sales	137	156	602	665	664
Synthroid
Segment and Geographic Area Information
Net sales	119	129	551	522	451
Norvir
Segment and Geographic Area Information
Net sales	82	83	389	419	344
Zemplar
Segment and Geographic Area Information
Net sales	81	90	383	409	596
Creon
Segment and Geographic Area Information
Net sales			353	332	246
All other
Segment and Geographic Area Information
Net sales	$ 277	$ 270	$ 1,021	$ 1,171	$ 1,208

Segment and Geographic Area Information (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure based on the country that sold the product
Net sales	$ 4,329,000,000	$ 4,173,000,000	$ 18,380,000,000	$ 17,444,000,000	$ 15,638,000,000
United States
Disclosure based on the country that sold the product
Net sales			10,435,000,000	9,712,000,000	8,971,000,000
The Netherlands
Disclosure based on the country that sold the product
Net sales			776,000,000	904,000,000	845,000,000
Germany
Disclosure based on the country that sold the product
Net sales			756,000,000	701,000,000	635,000,000
Japan
Disclosure based on the country that sold the product
Net sales			718,000,000	616,000,000	484,000,000
United Kingdom
Disclosure based on the country that sold the product
Net sales			552,000,000	496,000,000	418,000,000
Spain
Disclosure based on the country that sold the product
Net sales			525,000,000	569,000,000	515,000,000
France
Disclosure based on the country that sold the product
Net sales			500,000,000	516,000,000	479,000,000
Canada
Disclosure based on the country that sold the product
Net sales			500,000,000	446,000,000	374,000,000
Brazil
Disclosure based on the country that sold the product
Net sales			434,000,000	382,000,000	287,000,000
Italy
Disclosure based on the country that sold the product
Net sales			408,000,000	428,000,000	385,000,000
All other countries
Disclosure based on the country that sold the product
Net sales			2,776,000,000	2,674,000,000	2,245,000,000
United States and Puerto Rico
Disclosure based on the country that sold the product
Long-lived assets			$ 1,600,000,000	$ 1,500,000,000

Quarterly Financial Data (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data (unaudited)
Net sales		$ 5,206	$ 4,508	$ 4,493	$ 4,173	$ 4,864	$ 4,409	$ 4,274	$ 3,897
Gross margin		3,941	3,494	3,420	3,017	3,688	3,260	3,168	2,689
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275		$ 3,433		$ 4,178
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.8	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.